UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31
Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Shares	Value
Common stocks 97.6%		$444,772,862
(Cost $439,163,368)
Communication services 8.2%		37,468,338
Diversified telecommunication services 2.6%
Ooma, Inc. (A)	168,109	2,528,359
Verizon Communications, Inc.	161,435	9,216,324
Entertainment 1.5%
Live Nation Entertainment, Inc. (A)	65,943	3,448,819
The Walt Disney Company	28,184	3,236,369
Interactive media and services 1.8%
Alphabet, Inc., Class A (A)	4,311	4,701,490
Twitter, Inc. (A)	101,399	3,523,615
Media 1.4%
Cable One, Inc.	3,549	3,178,981
Discovery, Inc., Series A (A)	104,242	3,376,398
Wireless telecommunication services 0.9%
T-Mobile US, Inc. (A)	62,115	4,257,983
Consumer discretionary 21.8%		99,535,609
Hotels, restaurants and leisure 3.1%
Dunkin' Brands Group, Inc.	56,879	4,127,140
McDonald's Corp.	37,598	6,651,086
Planet Fitness, Inc., Class A (A)	65,609	3,220,746
Household durables 2.2%
Roku, Inc. (A)(B)	80,562	4,479,247
Sony Corp.	107,239	5,803,424
Internet and direct marketing retail 2.0%
Amazon.com, Inc. (A)	4,367	6,978,510
Etsy, Inc. (A)	53,602	2,279,157
Multiline retail 4.4%
Dollar General Corp.	60,084	6,692,156
Nordstrom, Inc.	36,950	2,430,202
Ollie's Bargain Outlet Holdings, Inc. (A)	59,241	5,503,489
Target Corp.	66,442	5,556,544
Specialty retail 6.7%
Burlington Stores, Inc. (A)	22,937	3,933,466
Carvana Company (A)(B)	68,144	2,640,580
Five Below, Inc. (A)	36,315	4,133,373
O'Reilly Automotive, Inc. (A)	20,655	6,625,091
Ross Stores, Inc.	67,487	6,681,213
The Children's Place, Inc.	20,644	3,084,214
Tractor Supply Company	36,083	3,315,667
Textiles, apparel and luxury goods 3.4%
Canada Goose Holdings, Inc. (A)(B)	64,645	3,527,678
Deckers Outdoor Corp. (A)	17,335	2,204,492
Lululemon Athletica, Inc. (A)	22,578	3,177,402
NIKE, Inc., Class B	44,437	3,334,552
Under Armour, Inc., Class A (A)	142,749	3,156,180
Consumer staples 9.5%		43,160,590
Food and staples retailing 2.1%
Walmart, Inc.	95,112	9,537,829
2	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products 6.1%
Barry Callebaut AG	2,316	$4,526,798
Chocoladefabriken Lindt & Spruengli AG	862	5,942,873
Hormel Foods Corp. (B)	143,683	6,270,326
Marine Harvest ASA	233,845	5,661,456
Post Holdings, Inc. (A)	62,608	5,535,799
Household products 1.3%
Church & Dwight Company, Inc.	95,764	5,685,509
Energy 3.9%		17,855,588
Oil, gas and consumable fuels 3.9%
Aker BP ASA	140,888	4,620,387
Equinor ASA	177,047	4,579,547
Lundin Petroleum AB	126,278	3,841,901
Neste OYJ	58,622	4,813,753
Financials 8.4%		38,184,516
Capital markets 2.5%
CME Group, Inc.	37,551	6,880,845
SBI Holdings, Inc.	166,123	4,337,972
Consumer finance 2.6%
American Express Company	67,471	6,931,296
Credit Acceptance Corp. (A)(B)	11,858	5,032,772
Insurance 3.3%
Aon PLC	44,328	6,923,147
Selective Insurance Group, Inc.	50,719	3,289,127
Sony Financial Holdings, Inc.	207,606	4,789,357
Health care 22.2%		101,342,056
Biotechnology 1.8%
Amgen, Inc.	31,145	6,004,445
CareDx, Inc. (A)	94,096	2,456,847
Health care equipment and supplies 7.1%
Danaher Corp.	41,557	4,130,766
Inogen, Inc. (A)	19,018	3,605,242
Insulet Corp. (A)	40,297	3,554,598
Masimo Corp. (A)	39,977	4,621,341
Medtronic PLC	72,494	6,511,411
Merit Medical Systems, Inc. (A)	76,429	4,365,624
The Cooper Companies, Inc.	21,723	5,611,268
Health care providers and services 3.6%
Aetna, Inc.	25,351	5,029,638
Anthem, Inc.	16,366	4,509,979
Express Scripts Holding Company (A)	70,083	6,795,949
Health care technology 1.2%
Veeva Systems, Inc., Class A (A)	62,642	5,722,347
Life sciences tools and services 3.2%
Illumina, Inc. (A)	17,856	5,555,894
IQVIA Holdings, Inc. (A)	25,665	3,154,998
Thermo Fisher Scientific, Inc.	24,375	5,695,219
Pharmaceuticals 5.3%
Bausch Health Companies, Inc. (A)	96,229	2,201,720
Eli Lilly & Company	61,756	6,696,821
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	211,161	$9,092,593
Zoetis, Inc.	66,837	6,025,356
Industrials 7.8%		35,509,677
Aerospace and defense 2.0%
Aerojet Rocketdyne Holdings, Inc. (A)	103,212	3,645,448
Teledyne Technologies, Inc. (A)	23,316	5,159,364
Commercial services and supplies 3.2%
Edenred	89,924	3,415,113
KAR Auction Services, Inc.	74,569	4,245,959
Secom Company, Ltd.	55,269	4,524,958
Waste Management, Inc.	28,300	2,532,001
Machinery 0.7%
Alfa Laval AB	127,430	3,251,389
Road and rail 1.2%
Union Pacific Corp.	38,121	5,574,053
Trading companies and distributors 0.7%
Mitsubishi Corp.	112,324	3,161,392
Information technology 10.2%		46,530,989
Communications equipment 2.4%
Ciena Corp. (A)	131,962	4,125,132
Cisco Systems, Inc.	148,466	6,792,320
IT services 3.8%
Gartner, Inc. (A)	22,838	3,369,062
Jack Henry & Associates, Inc.	14,855	2,225,725
Square, Inc., Class A (A)	62,818	4,613,982
Total System Services, Inc.	45,544	4,151,336
Wirecard AG	16,456	3,078,209
Software 4.0%
Microsoft Corp.	79,491	8,490,434
Paycom Software, Inc. (A)	24,255	3,036,726
salesforce.com, Inc. (A)	30,106	4,131,747
SPS Commerce, Inc. (A)	27,031	2,516,316
Real estate 2.7%		12,184,761
Equity real estate investment trusts 2.7%
Agree Realty Corp.	33,200	1,901,364
American Tower Corp.	46,127	7,187,048
Simon Property Group, Inc.	16,872	3,096,349
Utilities 2.9%		13,000,738
Electric utilities 1.5%
Exelon Corp.	149,778	6,561,774
Water utilities 1.4%
American Water Works Company, Inc.	72,732	6,438,964

	Yield (%)	Shares	Value
Securities lending collateral 2.9%			$13,247,192
(Cost $13,246,419)
John Hancock Collateral Trust (C)	2.2770(D)	1,324,282	13,247,192

4	JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 4.6%		$20,900,000
(Cost $20,900,000)
Repurchase agreement 4.6%		20,900,000
Bank of America Tri-Party Repurchase Agreement dated 10-31-18 at 2.210% to be repurchased at $20,901,283 on 11-1-18, collateralized by $21,037,666 Government National Mortgage Association, 4.000% due 11-20-47 (valued at $21,318,000 including interest)	20,900,000	20,900,000

Total investments (Cost $473,309,787) 105.1%	$478,920,054
Other assets and liabilities, net (5.1%)	(23,122,293)
Total net assets 100.0%	$455,797,761

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-18. The value of securities on loan amounted to $10,681,708.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 10-31-18.
The fund had the following country composition as a percentage of net assets on 10-31-18:
United States	81.0%
Japan	5.0%
Norway	3.3%
Switzerland	2.3%
Sweden	1.6%
United Kingdom	1.5%
Canada	1.5%
Ireland	1.4%
Finland	1.0%
Other countries	1.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TECHNICAL OPPORTUNITIES FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$37,468,338	$37,468,338	—	—
Consumer discretionary	99,535,609	93,732,185	$5,803,424	—
Consumer staples	43,160,590	27,029,463	16,131,127	—
Energy	17,855,588	—	17,855,588	—
Financials	38,184,516	29,057,187	9,127,329	—
Health care	101,342,056	101,342,056	—	—
Industrials	35,509,677	21,156,825	14,352,852	—
Information technology	46,530,989	43,452,780	3,078,209	—
Real estate	12,184,761	12,184,761	—	—
Utilities	13,000,738	13,000,738	—	—
Securities lending collateral	13,247,192	13,247,192	—	—
Short-term investments	20,900,000	—	20,900,000	—
Total investments in securities	$478,920,054	$391,671,525	$87,248,529	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	2,927,627	12,408,448	(14,011,793)	1,324,282	—	—	$2,762	($5,652)	$13,247,192

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q1	10/18
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		12/18

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.8%					$7,357,079
(Cost $7,476,751)
U.S. Government Agency 0.8%					7,357,079
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	2.216	12-01-42		953,520	969,922
30 Yr Pass Thru (12 month LIBOR + 1.625%) (A)	2.535	04-01-46		982,775	980,525
30 Yr Pass Thru (12 month LIBOR + 1.850%) (A)	2.788	03-01-42		130,064	135,095
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	3.513	01-01-37		79,246	82,786
30 Yr Pass Thru (12 month LIBOR + 1.610%) (A)	3.667	05-01-43		464,163	476,250
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.620%) (A)	2.406	11-01-46		1,465,429	1,443,912
30 Yr Pass Thru (12 month LIBOR + 1.582%) (A)	2.838	12-01-44		1,011,660	1,006,546
30 Yr Pass Thru (12 month LIBOR + 1.907%) (A)	3.657	01-01-37		33,388	35,113
30 Yr Pass Thru (12 month LIBOR + 1.665%) (A)	3.795	08-01-35		222,037	232,224
30 Yr Pass Thru (12 month LIBOR + 1.571%) (A)	3.911	04-01-37		580,234	603,143
30 Yr Pass Thru (12 month LIBOR + 1.769%) (A)	3.955	04-01-44		552,927	572,742
30 Yr Pass Thru (12 month LIBOR + 1.746%) (A)	4.191	10-01-38		274,659	287,956
30 Yr Pass Thru (1 Year CMT + 2.224%) (A)	4.208	01-01-37		303,676	317,575
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		118,791	123,403

30 Yr Pass Thru	6.000	08-15-35		82,140	89,887
Foreign government obligations 15.7%					$141,271,630
(Cost $156,808,592)
Angola 0.3%					2,464,799
Republic of Angola
Bond (B)	8.250	05-09-28		1,098,000	1,096,891
Bond (6 month LIBOR + 7.500%) (A)	10.009	07-01-23		1,249,231	1,367,908
Argentina 1.1%					10,230,962
Provincia del Chaco
Bond	9.375	08-18-24		301,000	217,476
Republic of Argentina
Bond (2.260% to 3-31-19, then 3.380% to 3-31-29, then 4.740% thereafter)	2.260	12-31-38	EUR	4,358,000	2,758,781
Bond	5.625	01-26-22		174,000	156,600
Bond	6.875	04-22-21		225,000	215,438
Bond	6.875	01-11-48		129,000	95,138
Bond	7.500	04-22-26		2,515,000	2,208,170
Bond	7.820	12-31-33	EUR	4,483,710	4,579,359
Bahrain 0.0%					73,163
Kingdom of Bahrain
Bond (B)	7.000	10-12-28		75,000	73,163
Brazil 0.9%					8,131,774
Brazil Minas SPE
Bond	5.333	02-15-28		1,736,000	1,681,750
Bond (B)	5.333	02-15-28		119,000	115,281
Federative Republic of Brazil
Bill (C)	7.526	07-01-20	BRL	4,400,000	1,045,743
Bond	5.625	01-07-41		208,000	191,464
Bond	8.250	01-20-34		152,000	182,020
Note	10.000	01-01-21	BRL	11,270,000	3,234,404
Note	10.000	01-01-23	BRL	1,150,000	326,975
Note	10.000	01-01-25	BRL	2,330,000	655,926
Note	10.000	01-01-27	BRL	2,516,000	698,211
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Cameroon 0.1%					$1,210,408
Republic of Cameroon
Bond (B)	9.500	11-19-25		573,000	596,290
Bond	9.500	11-19-25		590,000	614,118
Chile 0.0%					212,644
Republic of Chile
Bond	4.500	02-28-21	CLP	145,000,000	212,644
Colombia 0.7%					6,250,044
Bogota Distrito Capital
Bond	9.750	07-26-28	COP	427,000,000	142,324
Republic of Colombia
Bond	2.625	03-15-23		263,000	246,563
Bond	3.875	04-25-27		352,000	335,456
Bond	4.375	03-21-23	COP	4,920,000,000	1,459,804
Bond	4.500	01-28-26		502,000	502,000
Bond	5.000	06-15-45		143,000	135,208
Bond	7.750	04-14-21	COP	4,340,000,000	1,409,171
Bond	9.850	06-28-27	COP	4,190,000,000	1,602,518
Bond	10.375	01-28-33		278,000	417,000
Costa Rica 0.1%					1,107,988
Republic of Costa Rica
Bond (B)	4.375	04-30-25		1,349,000	1,107,988
Czech Republic 0.1%					1,272,331
Czech Republic
Bond	0.250	02-10-27	CZK	18,400,000	693,055
Bond	0.950	05-15-30	CZK	1,300,000	49,185
Bond	1.000	06-26-26	CZK	4,700,000	189,319
Bond	2.400	09-17-25	CZK	3,460,000	154,376
Bond	2.750	07-23-29	CZK	1,810,000	82,976
Bond	3.850	09-29-21	CZK	1,200,000	55,546
Bond	4.200	12-04-36	CZK	900,000	47,874
Dominican Republic 0.3%					2,294,201
Government of Dominican Republic
Bond	5.500	01-27-25		202,000	199,273
Bond (B)	5.875	04-18-24		93,000	94,286
Bond	5.950	01-25-27		290,000	288,550
Bond	6.000	07-19-28		735,000	728,569
Bond	6.600	01-28-24		347,000	361,748
Bond (B)	7.450	04-30-44		595,000	621,775
Ecuador 0.5%					4,698,918
Republic of Ecuador
Bond (B)	7.875	01-23-28		1,885,000	1,576,803
Bond	7.875	01-23-28		1,930,000	1,613,099
Bond (B)	8.875	10-23-27		1,504,000	1,322,016
Bond (B)	9.650	12-13-26		200,000	187,000
Egypt 0.7%					5,835,258
Arab Republic of Egypt
Bond (B)	4.750	04-16-26	EUR	125,000	132,534
Bond (B)	5.577	02-21-23		192,000	183,201
Bond (B)	5.625	04-16-30	EUR	2,437,000	2,511,621
Bond (B)	6.125	01-31-22		715,000	705,696
Bond (B)	6.588	02-21-28		426,000	389,949
Bond (B)	6.875	04-30-40		58,000	48,518
Bond (B)	7.500	01-31-27		371,000	362,626
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (B)	8.500	01-31-47		1,593,000	$1,501,113
El Salvador 0.1%					661,716
Republic of El Salvador
Bond (B)	7.375	12-01-19		180,000	179,730
Bond	7.625	02-01-41		56,000	50,758
Bond	8.250	04-10-32		189,000	186,010
Bond	8.625	02-28-29		241,000	245,218
Gabon 0.2%					1,541,765
Republic of Gabon
Bond (B)	6.375	12-12-24		920,000	837,137
Bond	6.950	06-16-25		766,000	704,628
Ghana 0.4%					3,521,682
Republic of Ghana
Bond	7.625	05-16-29		400,000	381,492
Bond	8.627	06-16-49		335,000	313,533
Bond (B)	10.750	10-14-30		1,514,000	1,813,372
Bond	10.750	10-14-30		846,000	1,013,285
Indonesia 1.2%					10,406,616
Republic of Indonesia
Bond (B)	3.850	07-18-27		1,339,000	1,235,431
Bond (B)	4.350	01-08-27		1,417,000	1,360,550
Bond	5.250	01-17-42		673,000	645,346
Bond	5.375	10-17-23		280,000	289,167
Bond	6.125	05-15-28	IDR	3,250,000,000	179,576
Bond	7.500	08-15-32	IDR	4,020,000,000	234,946
Bond	7.500	05-15-38	IDR	2,889,000,000	163,430
Bond	8.250	06-15-32	IDR	13,920,000,000	868,759
Bond	8.250	05-15-36	IDR	16,760,000,000	1,031,893
Bond	8.375	03-15-24	IDR	20,596,000,000	1,341,229
Bond	8.375	09-15-26	IDR	39,800,000,000	2,579,367
Bond	8.375	03-15-34	IDR	7,600,000,000	476,922
Iraq 0.2%					1,561,777
Republic of Iraq
Bond	5.800	01-15-28		1,419,000	1,300,947
Bond (B)	6.752	03-09-23		268,000	260,830
Ivory Coast 0.3%					3,023,065
Republic of Ivory Coast
Bond (B)	5.125	06-15-25	EUR	440,000	490,060
Bond (B)	5.250	03-22-30	EUR	192,000	198,889
Bond	5.250	03-22-30	EUR	175,000	181,278
Bond (B)	6.125	06-15-33		1,627,000	1,406,322
Bond	6.125	06-15-33		400,000	345,774
Bond (B)	6.375	03-03-28		433,000	400,742
Jordan 0.1%					746,430
Kingdom of Jordan
Bond (B)	5.750	01-31-27		531,000	487,114
Bond (B)	7.375	10-10-47		287,000	259,316
Kenya 0.1%					885,361
Republic of Kenya
Bond (B)	5.875	06-24-19		505,000	507,420
Bond (B)	6.875	06-24-24		3,000	2,918
Bond	6.875	06-24-24		339,000	329,779
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Kenya (continued)
Bond (B)	7.250	02-28-28		48,000	$45,244
Lebanon 0.6%					5,550,527
Republic of Lebanon
Bond	6.100	10-04-22		339,000	295,615
Bond	6.250	11-04-24		221,000	182,022
Bond	6.375	03-09-20		12,000	11,552
Bond	6.400	05-26-23		452,000	390,756
Bond	6.600	11-27-26		203,000	163,879
Bond	6.650	04-22-24		2,759,000	2,352,243
Bond	6.650	11-03-28		1,136,000	898,508
Bond	6.650	02-26-30		112,000	87,108
Bond	6.750	11-29-27		213,000	170,681
Bond	6.850	03-23-27		1,234,000	998,163
Mexico 1.0%					8,653,534
Government of Mexico
Bond	3.750	01-11-28		670,000	616,742
Bond	4.350	01-15-47		203,000	169,501
Bond	4.750	03-08-44		128,000	113,473
Bond	5.750	03-05-26	MXN	31,430,000	1,294,056
Bond	6.500	06-10-21	MXN	17,690,000	827,735
Bond	7.500	06-03-27	MXN	14,170,000	641,838
Bond	8.500	12-13-18	MXN	1,800,000	88,555
Bond	8.500	11-18-38	MXN	5,950,000	279,646
Bond	10.000	12-05-24	MXN	88,612,500	4,621,988
Nigeria 0.4%					3,900,832
Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		1,208,000	1,107,817
Bond (B)	7.143	02-23-30		802,000	735,992
Bond (B)	7.625	11-28-47		965,000	849,222
Bond	7.625	11-28-47		1,104,000	971,545
Bond (B)	7.875	02-16-32		246,000	236,256
Oman 0.5%					4,001,847
Sultanate of Oman
Bond	3.625	06-15-21		521,000	506,905
Bond (B)	4.125	01-17-23		199,000	190,529
Bond (B)	5.375	03-08-27		1,362,000	1,281,530
Bond (B)	5.625	01-17-28		758,000	721,592
Bond (B)	6.500	03-08-47		1,336,000	1,192,914
Bond (B)	6.750	01-17-48		119,000	108,377
Pakistan 0.1%					1,229,515
Republic of Pakistan
Bond (B)	6.875	12-05-27		318,000	293,432
Bond	6.875	12-05-27		716,000	660,683
Bond (B)	8.250	09-30-25		270,000	275,400
Papua New Guinea 0.1%					566,995
Independent State of Papua New Guinea
Bond	8.375	10-04-28		572,000	566,995
Paraguay 0.0%					294,465
Republic of Paraguay
Bond (B)	6.100	08-11-44		293,000	294,465
Peru 0.1%					502,547
Republic of Peru
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Peru (continued)
Bond (B)	6.150	08-12-32	PEN	440,000	$129,750
Bond (B)	6.350	08-12-28	PEN	1,210,000	372,797
Poland 0.7%					6,615,268
Republic of Poland
Bond	1.750	07-25-21	PLN	250,000	65,100
Bond	2.000	04-25-21	PLN	7,730,000	2,026,386
Bond	2.250	04-25-22	PLN	320,000	83,718
Bond	2.500	01-25-23	PLN	7,110,000	1,861,137
Bond	2.500	07-25-27	PLN	1,410,000	349,770
Bond	2.750	04-25-28	PLN	8,617,000	2,161,282
Bond	3.250	07-25-25	PLN	89,000	23,695
Bond	5.750	09-23-22	PLN	150,000	44,180
Russia 1.1%					9,941,771
Government of Russia
Bond	3.500	01-16-19		600,000	599,564
Bond	4.750	05-27-26		1,600,000	1,577,840
Bond	5.625	04-04-42		200,000	203,088
Bond	6.400	05-27-20	RUB	64,600,000	961,953
Bond	6.800	12-11-19	RUB	29,700,000	447,314
Bond	7.050	01-19-28	RUB	68,210,000	945,763
Bond	7.400	12-07-22	RUB	76,410,000	1,130,959
Bond	7.700	03-23-33	RUB	18,977,000	269,791
Bond	7.750	09-16-26	RUB	204,600,000	2,986,269
Bond	8.150	02-03-27	RUB	22,520,000	335,907
Bond	8.500	09-17-31	RUB	31,837,000	483,323
Senegal 0.1%					1,174,745
Republic of Senegal
Bond (B)	6.250	05-23-33		757,000	653,905
Bond (B)	6.750	03-13-48		635,000	520,840
South Africa 1.1%					9,760,615
Republic of South Africa
Bond	4.300	10-12-28		1,559,000	1,331,785
Bond	4.665	01-17-24		56,000	53,510
Bond	4.850	09-27-27		240,000	216,785
Bond	4.875	04-14-26		381,000	352,307
Bond	5.875	09-16-25		226,000	222,854
Bond	5.875	06-22-30		740,000	695,974
Bond	6.250	03-31-36	ZAR	25,740,000	1,202,535
Bond	6.300	06-22-48		351,000	315,640
Bond	7.000	02-28-31	ZAR	56,900,000	3,063,825
Bond	8.750	02-28-48	ZAR	5,432,000	317,217
Bond	10.500	12-21-26	ZAR	27,660,000	1,988,183
Sri Lanka 0.2%					2,082,829
Republic of Sri Lanka
Bond (B)	5.750	04-18-23		288,000	259,069
Bond (B)	6.125	06-03-25		393,000	344,806
Bond	6.200	05-11-27		560,000	478,676
Bond	6.250	07-27-21		477,000	452,674
Bond (B)	6.750	04-18-28		624,000	547,604
Thailand 0.3%					2,933,285
Kingdom of Thailand
Bond	2.550	06-26-20	THB	10,470,000	318,707
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand (continued)
Bond	2.875	12-17-28	THB	38,863,000	$1,173,625
Bond	3.775	06-25-32	THB	10,170,000	324,282
Bond	3.850	12-12-25	THB	27,480,000	893,173
Bond	4.875	06-22-29	THB	6,325,000	223,498
Tunisia 0.1%					479,300
Banque Centrale de Tunisie SA
Bond	5.625	02-17-24	EUR	294,000	309,754
Bond	5.750	01-30-25		200,000	169,546
Turkey 0.8%					7,260,804
Republic of Turkey
Bond	6.000	03-25-27		666,000	599,664
Bond	6.125	10-24-28		169,000	150,478
Bond	6.250	09-26-22		946,000	916,451
Bond	7.375	02-05-25		1,638,000	1,622,862
Bond	8.500	07-10-19	TRY	3,230,000	529,608
Bond	8.500	09-14-22	TRY	7,280,000	937,742
Bond	9.400	07-08-20	TRY	3,000,000	442,787
Bond	10.500	08-11-27	TRY	1,120,000	136,754
Bond	10.700	02-17-21	TRY	385,000	55,240
Bond	10.700	08-17-22	TRY	8,710,000	1,192,062
Bond	11.000	03-02-22	TRY	960,000	133,448
Bond	11.000	02-24-27	TRY	1,320,000	166,346
Bond	12.200	01-18-23	TRY	2,670,000	377,362
Ukraine 0.6%					5,610,063
Republic of Ukraine
Bond (B)	7.375	09-25-32		1,346,000	1,120,973
Bond	7.375	09-25-32		289,000	240,671
Bond (B)	7.750	09-01-22		403,000	390,652
Bond (B)	7.750	09-01-23		273,000	259,695
Bond	7.750	09-01-23		233,000	221,645
Bond (B)	7.750	09-01-25		753,000	693,031
Bond (B)	7.750	09-01-26		327,000	295,516
Bond	7.750	09-01-26		209,000	188,877
Bond (B)	7.750	09-01-27		1,033,000	923,952
Bond	7.750	09-01-27		200,000	178,887
GDP-Linked Bond (D)	2.346*	05-31-40		2,146,000	1,096,164
Uruguay 0.2%					2,060,318
Republic of Uruguay
Bond	4.125	11-20-45		197,000	170,898
Bond	4.375	10-27-27		723,000	713,963
Bond	5.100	06-18-50		781,865	740,817
Bond (B)	8.500	03-15-28	UYU	4,160,000	108,389
Bond	9.875	06-20-22	UYU	10,880,000	326,251
Venezuela 0.1%					931,566
Republic of Venezuela
Bond (E)	7.750	10-13-19		1,374,000	338,691
Bond (E)	12.750	08-23-22		2,325,000	592,875
Zambia 0.2%					1,589,902
Republic of Zambia
Bond	5.375	09-20-22		374,000	251,032
Bond (B)	5.375	09-20-22		56,000	37,570
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Zambia (continued)
Bond (B)	8.500	04-14-24	1,218,000	$826,000

Bond	8.970	07-30-27	700,000	475,300
Corporate bonds 34.5%				$309,377,535
(Cost $323,537,058)
Communication services 4.8%				43,000,966
Diversified telecommunication services 0.9%
Cequel Communications Holdings I LLC (B)	7.750	07-15-25	325,000	342,875
Frontier Communications Corp. (F)	9.000	08-15-31	1,394,000	857,310
Intelsat Jackson Holdings SA	5.500	08-01-23	395,000	353,525
TELUS Corp.	4.600	11-16-48	2,275,000	2,176,984
UPCB Finance IV, Ltd. (B)	5.375	01-15-25	485,000	471,905
Verizon Communications, Inc.	3.376	02-15-25	2,250,000	2,172,513
West Corp. (B)	8.500	10-15-25	590,000	532,475
Zayo Group LLC (B)	5.750	01-15-27	490,000	480,298
Ziggo BV (B)	5.500	01-15-27	510,000	467,925
Interactive media and services 0.5%
Baidu, Inc.	3.875	09-29-23	2,200,000	2,170,296
Tencent Holdings, Ltd. (B)	3.595	01-19-28	2,375,000	2,179,232
Media 2.8%
Altice France SA (B)	7.375	05-01-26	715,000	686,400
AMC Networks, Inc.	4.750	08-01-25	760,000	706,496
Block Communications, Inc. (B)	6.875	02-15-25	710,000	719,763
Cablevision Systems Corp.	5.875	09-15-22	1,165,000	1,170,825
CCO Holdings LLC (B)	5.125	05-01-27	520,000	489,450
CCO Holdings LLC (B)	5.500	05-01-26	710,000	691,363
Charter Communications Operating LLC	5.375	05-01-47	1,575,000	1,417,571
Charter Communications Operating LLC	6.384	10-23-35	1,600,000	1,652,357
Cinemark USA, Inc.	4.875	06-01-23	650,000	634,563
Comcast Corp.	4.700	10-15-48	2,175,000	2,108,527
Cox Communications, Inc. (B)	3.500	08-15-27	2,275,000	2,094,030
Discovery Communications LLC	4.900	03-11-26	2,075,000	2,098,706
DISH DBS Corp.	7.750	07-01-26	1,885,000	1,687,075
Live Nation Entertainment, Inc. (B)(F)	5.625	03-15-26	630,000	630,000
Nexstar Broadcasting, Inc. (B)	5.625	08-01-24	515,000	491,825
Omnicom Group, Inc.	3.650	11-01-24	2,250,000	2,167,116
Quebecor Media, Inc.	5.750	01-15-23	570,000	571,425
Sinclair Television Group, Inc. (B)	5.625	08-01-24	650,000	622,375
Sirius XM Radio, Inc. (B)	5.000	08-01-27	685,000	643,688
The EW Scripps Company (B)	5.125	05-15-25	300,000	282,000
The Interpublic Group of Companies, Inc.	4.650	10-01-28	2,150,000	2,118,709
Tribune Media Company	5.875	07-15-22	820,000	830,250
Unitymedia GmbH (B)	6.125	01-15-25	305,000	313,388
Virgin Media Finance PLC (B)	6.000	10-15-24	450,000	439,313
Wireless telecommunication services 0.6%
Digicel Group, Ltd. (B)	7.125	04-01-22	70,000	43,575
Sprint Capital Corp.	8.750	03-15-32	1,295,000	1,408,442
T-Mobile USA, Inc.	5.375	04-15-27	470,000	459,425
T-Mobile USA, Inc.	6.500	01-15-26	530,000	559,150
Vodafone Group PLC	5.000	05-30-38	3,250,000	3,057,821
Consumer discretionary 2.8%				25,050,576
Auto components 0.1%
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26	800,000	787,000
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 0.8%
Ford Motor Credit Company LLC	4.389	01-08-26	2,125,000	$1,950,227
General Motors Financial Company, Inc.	4.350	04-09-25	2,200,000	2,119,287
Hyundai Capital America (B)	3.000	10-30-20	2,250,000	2,214,429
Hyundai Capital America (B)	3.250	09-20-22	1,175,000	1,133,183
Diversified consumer services 0.1%
Weight Watchers International, Inc. (B)	8.625	12-01-25	515,000	547,188
Hotels, restaurants and leisure 0.9%
Boyd Gaming Corp.	6.000	08-15-26	215,000	207,744
Boyd Gaming Corp.	6.375	04-01-26	450,000	446,063
Golden Nugget, Inc. (B)	6.750	10-15-24	645,000	643,388
International Game Technology PLC (B)	6.250	01-15-27	445,000	439,438
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	420,000	442,575
McDonald's Corp.	4.450	03-01-47	2,175,000	2,033,960
Merlin Entertainments PLC (B)	5.750	06-15-26	470,000	470,000
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,275,000	2,235,960
Sands China, Ltd. (B)	4.600	08-08-23	1,600,000	1,578,070
Household durables 0.0%
TopBuild Corp. (B)	5.625	05-01-26	375,000	357,188
Internet and direct marketing retail 0.5%
Alibaba Group Holding, Ltd.	4.000	12-06-37	2,400,000	2,111,843
Amazon.com, Inc.	4.050	08-22-47	2,325,000	2,177,918
Multiline retail 0.3%
Dollar Tree, Inc.	3.700	05-15-23	2,250,000	2,193,140
JC Penney Corp., Inc.	7.400	04-01-37	500,000	200,000
JC Penney Corp., Inc. (B)(F)	8.625	03-15-25	210,000	136,500
Textiles, apparel and luxury goods 0.1%
Levi Strauss & Company	5.000	05-01-25	635,000	625,475
Consumer staples 1.5%				12,966,080
Beverages 0.3%
Cott Holdings, Inc. (B)	5.500	04-01-25	385,000	366,713
Keurig Dr. Pepper, Inc.	3.430	06-15-27	2,200,000	2,003,974
Food and staples retailing 0.2%
Albertsons Companies LLC	6.625	06-15-24	795,000	751,275
Ingles Markets, Inc.	5.750	06-15-23	499,000	496,505
The Kroger Company (F)	4.450	02-01-47	1,075,000	937,320
Food products 0.7%
Adecoagro SA (B)	6.000	09-21-27	204,000	178,500
B&G Foods, Inc. (F)	5.250	04-01-25	760,000	723,900
Chobani LLC (B)(F)	7.500	04-15-25	800,000	684,000
Dean Foods Company (B)	6.500	03-15-23	470,000	432,988
ESAL GmbH (B)	6.250	02-05-23	171,000	168,008
KazAgro National Management Holding JSC (B)	4.625	05-24-23	254,000	250,626
Kraft Heinz Foods Company (B)	4.875	02-15-25	2,150,000	2,181,075
MARB BondCo PLC (B)	6.875	01-19-25	121,000	113,704
Marfrig Holdings Europe BV (B)	8.000	06-08-23	44,000	44,495
Minerva Luxembourg SA (B)	6.500	09-20-26	259,000	239,251
Pilgrim's Pride Corp. (B)	5.750	03-15-25	335,000	312,388
Pilgrim's Pride Corp. (B)	5.875	09-30-27	215,000	195,113
Post Holdings, Inc. (B)	5.500	03-01-25	530,000	512,444
Sigma Holdco BV (B)	7.875	05-15-26	375,000	345,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.2%
Energizer Holdings, Inc. (B)	5.500	06-15-25	790,000	$768,275
Spectrum Brands, Inc.	5.750	07-15-25	590,000	572,300
Personal products 0.1%
Prestige Brands, Inc. (B)	6.375	03-01-24	355,000	350,563
Revlon Consumer Products Corp.	6.250	08-01-24	595,000	337,663
Energy 5.2%				46,906,917
Energy equipment and services 0.6%
Apergy Corp. (B)	6.375	05-01-26	805,000	815,063
Ensco PLC	7.750	02-01-26	275,000	256,438
Halliburton Company	5.000	11-15-45	1,000,000	1,003,920
Inkia Energy, Ltd. (B)	5.875	11-09-27	223,000	210,681
Nabors Industries, Inc. (F)	5.500	01-15-23	850,000	798,925
Rowan Companies, Inc.	7.375	06-15-25	795,000	756,244
SESI LLC	7.125	12-15-21	780,000	774,150
SESI LLC	7.750	09-15-24	425,000	417,563
Unit Corp.	6.625	05-15-21	515,000	511,138
Oil, gas and consumable fuels 4.6%
Alta Mesa Holdings LP	7.875	12-15-24	460,000	411,700
Anadarko Petroleum Corp.	6.450	09-15-36	1,800,000	1,953,524
Antero Resources Corp.	5.000	03-01-25	380,000	369,075
Apache Corp.	5.100	09-01-40	2,150,000	1,994,500
Boardwalk Pipelines LP	4.950	12-15-24	2,125,000	2,145,190
Concho Resources, Inc.	4.300	08-15-28	2,275,000	2,219,228
Diamondback Energy, Inc.	4.750	11-01-24	445,000	432,763
Eni SpA (B)	4.000	09-12-23	1,575,000	1,541,656
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,325,000	2,156,351
EP PetroEcuador (3 month LIBOR + 5.630%) (A)	8.016	09-24-19	128,842	128,520
Eterna Capital Pte, Ltd. (6.500% Cash or 1.000% PIK)	6.500	12-11-22	176,486	173,839
Eterna Capital Pte, Ltd. (8.000% Cash or PIK)	8.000	12-11-22	102,676	95,899
Geopark, Ltd. (B)	6.500	09-21-24	245,000	243,775
Hilcorp Energy I LP (B)	5.750	10-01-25	745,000	724,513
Indo Energy Finance II BV	6.375	01-24-23	289,000	275,394
KazTransGas JSC (B)	4.375	09-26-27	547,000	515,867
Kinder Morgan Energy Partners LP	5.500	03-01-44	1,050,000	1,029,818
Laredo Petroleum, Inc.	5.625	01-15-22	910,000	889,525
Marathon Petroleum Corp. (B)	3.800	04-01-28	2,275,000	2,120,822
MPLX LP	5.200	03-01-47	1,075,000	1,016,409
Murphy Oil Corp.	5.750	08-15-25	475,000	472,483
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25	160,000	128,021
Oasis Petroleum, Inc.	6.875	03-15-22	475,000	477,969
Pertamina Persero PT	5.250	05-23-21	242,000	247,973
Pertamina Persero PT (B)	5.625	05-20-43	513,000	462,454
Pertamina Persero PT	6.450	05-30-44	458,000	454,372
Petroamazonas EP (B)	4.625	02-16-20	1,100,000	1,069,750
Petroamazonas EP (B)	4.625	11-06-20	200,000	188,441
Petrobras Global Finance BV	5.750	02-01-29	459,000	424,575
Petroleos de Venezuela SA (E)	6.000	05-16-24	3,771,996	650,669
Petroleos de Venezuela SA (E)	6.000	11-15-26	825,000	142,313
Petroleos de Venezuela SA (E)	9.750	05-17-35	3,459,000	735,038
Petroleos Mexicanos	4.250	01-15-25	336,000	302,837
Petroleos Mexicanos	4.500	01-23-26	1,515,000	1,344,835
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	4.625	09-21-23		89,000	$84,861
Petroleos Mexicanos	4.875	01-24-22		660,000	653,156
Petroleos Mexicanos (B)	5.350	02-12-28		1,394,000	1,241,915
Petroleos Mexicanos	5.625	01-23-46		46,000	35,703
Petroleos Mexicanos	6.500	03-13-27		2,522,000	2,443,818
Petroleos Mexicanos	6.750	09-21-47		810,000	697,734
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	189,697
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	91,175
Petroleos Mexicanos	9.500	09-15-27		97,000	119,546
PTTEP Treasury Center Company, Ltd. (4.875% to 6-18-19, then 5 Year CMT + 3.177%) (B)(G)	4.875	06-18-19		244,000	243,851
QEP Resources, Inc.	5.250	05-01-23		685,000	655,888
Range Resources Corp.	5.000	03-15-23		735,000	711,113
Sabine Pass Liquefaction LLC	5.875	06-30-26		2,000,000	2,123,482
SM Energy Company	5.625	06-01-25		400,000	385,000
Southwestern Energy Company (F)	6.700	01-23-25		605,000	588,363
Targa Resources Partners LP	4.250	11-15-23		600,000	575,430
Targa Resources Partners LP (B)	5.875	04-15-26		345,000	346,941
Western Gas Partners LP	5.300	03-01-48		975,000	842,725
Western Gas Partners LP	5.450	04-01-44		1,375,000	1,240,924
Whiting Petroleum Corp.	6.625	01-15-26		550,000	551,375
Financials 6.7%					60,329,414
Banks 4.3%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		443,000	425,063
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		322,000	308,962
Bank of America Corp.	3.950	04-21-25		2,750,000	2,667,074
Bank of America Corp. (2.738% to 1-23-21, then 3 month LIBOR + 0.370%)	2.738	01-23-22		2,875,000	2,817,647
Barclays PLC	4.836	05-09-28		1,225,000	1,131,045
Barclays PLC	5.250	08-17-45		1,100,000	1,032,172
Brazil Loan Trust 1 (B)	5.477	07-24-23		187,541	189,126
Citigroup, Inc.	4.400	06-10-25		4,025,000	3,987,391
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		100,000	96,159
Credit Suisse Group AG (B)	3.574	01-09-23		2,250,000	2,197,427
Deutsche Bank AG	3.700	05-30-24		2,325,000	2,169,429
Development Bank of Kazakhstan JSC (B)	8.950	05-04-23	KZT	50,000,000	115,822
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		2,225,000	2,202,072
Intesa Sanpaolo SpA (B)	3.875	07-14-27		5,125,000	4,234,192
JPMorgan Chase & Co.	3.875	09-10-24		2,175,000	2,137,180
Mizuho Financial Group, Inc. (B)	2.632	04-12-21		3,375,000	3,295,131
Santander Holdings USA, Inc.	3.700	03-28-22		2,100,000	2,061,946
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (B)	5.500	02-26-24		432,000	430,924
Standard Chartered PLC (4.247% to 1-20-22, then 3 month LIBOR + 1.150%) (B)	4.247	01-20-23		4,400,000	4,394,302
Synovus Financial Corp.	3.125	11-01-22		2,325,000	2,211,656
Ukreximbank	9.625	04-27-22		363,000	366,402
Capital markets 0.9%
1MDB Global Investments, Ltd.	4.400	03-09-23		2,000,000	1,869,290
Indika Energy Capital II Pte, Ltd. (B)	6.875	04-10-22		20,000	19,686
Morgan Stanley	4.100	05-22-23		2,200,000	2,197,569
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%)	2.905	07-24-23	2,275,000	$2,188,011
UBS Group Funding Switzerland AG (B)	2.650	02-01-22	2,200,000	2,122,374
Consumer finance 0.6%
Capital One Financial Corp.	3.750	03-09-27	3,525,000	3,271,681
Synchrony Financial	3.700	08-04-26	2,400,000	2,129,916
Diversified financial services 0.4%
GE Capital International Funding Company Unlimited Company	2.342	11-15-20	3,375,000	3,271,392
Refinitiv US Holdings, Inc. (B)	6.250	05-15-26	430,000	427,850
Refinitiv US Holdings, Inc. (B)	8.250	11-15-26	150,000	145,500
Insurance 0.5%
American International Group, Inc.	3.875	01-15-35	2,400,000	2,059,648
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	2,150,000	2,155,375
Health care 1.8%				16,348,192
Health care equipment and supplies 0.1%
Hologic, Inc. (B)	4.375	10-15-25	370,000	346,875
Kinetic Concepts, Inc. (B)	7.875	02-15-21	395,000	403,888
Health care providers and services 1.1%
Cardinal Health, Inc.	3.410	06-15-27	1,200,000	1,087,516
Community Health Systems, Inc.	6.250	03-31-23	650,000	597,805
CVS Health Corp.	4.100	03-25-25	1,950,000	1,927,311
CVS Health Corp.	4.300	03-25-28	1,350,000	1,316,840
DaVita, Inc.	5.000	05-01-25	580,000	545,925
Encompass Health Corp.	5.750	11-01-24	495,000	493,763
Halfmoon Parent, Inc. (B)	4.900	12-15-48	1,875,000	1,774,972
HCA, Inc.	5.375	02-01-25	505,000	508,156
HCA, Inc.	5.375	09-01-26	850,000	843,625
Team Health Holdings, Inc. (B)(F)	6.375	02-01-25	620,000	533,200
Tenet Healthcare Corp.	4.625	07-15-24	525,000	506,021
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (B)	5.500	04-01-26	720,000	718,200
Pharmaceuticals 0.5%
Allergan Funding SCS	4.550	03-15-35	1,125,000	1,061,471
Bausch Health Companies, Inc. (B)	5.875	05-15-23	785,000	750,656
Bausch Health Companies, Inc. (B)	6.125	04-15-25	575,000	528,828
Bausch Health Companies, Inc. (B)	6.500	03-15-22	400,000	414,000
Endo Finance LLC (B)	6.000	02-01-25	630,000	527,625
Mallinckrodt International Finance SA (B)(F)	5.625	10-15-23	425,000	364,438
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21	1,175,000	1,097,077
Industrials 2.6%				23,549,502
Aerospace and defense 0.3%
Northrop Grumman Corp.	2.930	01-15-25	1,375,000	1,296,014
Northrop Grumman Corp.	4.030	10-15-47	1,950,000	1,746,843
Air freight and logistics 0.3%
FedEx Corp.	4.400	01-15-47	2,300,000	2,057,996
Gol Finance, Inc. (B)	7.000	01-31-25	223,000	195,387
Park-Ohio Industries, Inc.	6.625	04-15-27	770,000	764,225
Building products 0.2%
American Woodmark Corp. (B)	4.875	03-15-26	585,000	543,319
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Griffon Corp.	5.250	03-01-22	870,000	$813,450
Commercial services and supplies 0.3%
ACCO Brands Corp. (B)	5.250	12-15-24	725,000	674,250
Covanta Holding Corp.	5.875	07-01-25	730,000	708,100
Matthews International Corp. (B)	5.250	12-01-25	805,000	754,688
Waste Pro USA, Inc. (B)	5.500	02-15-26	730,000	691,675
Construction and engineering 0.1%
AECOM	5.125	03-15-27	550,000	511,500
MasTec, Inc. (F)	4.875	03-15-23	675,000	658,125
Electrical equipment 0.1%
Resideo Funding, Inc. (B)	6.125	11-01-26	455,000	457,380
Industrial conglomerates 0.0%
Axtel SAB de CV (B)	6.375	11-14-24	214,000	204,638
Machinery 0.3%
Allison Transmission, Inc. (B)	4.750	10-01-27	680,000	624,750
Mueller Water Products, Inc. (B)	5.500	06-15-26	435,000	430,650
RBS Global, Inc. (B)	4.875	12-15-25	405,000	379,688
SPX FLOW, Inc. (B)	5.625	08-15-24	900,000	873,000
Road and rail 0.2%
Ryder System, Inc.	3.875	12-01-23	2,000,000	1,997,616
Trading companies and distributors 0.8%
Air Lease Corp.	3.625	12-01-27	3,400,000	3,082,369
Beacon Roofing Supply, Inc. (B)	4.875	11-01-25	250,000	224,688
GATX Corp.	4.550	11-07-28	3,275,000	3,215,430
United Rentals North America, Inc.	6.500	12-15-26	525,000	530,906
Transportation infrastructure 0.0%
Rumo Luxembourg Sarl (B)	7.375	02-09-24	109,000	112,815
Information technology 1.6%				13,908,339
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	575,000	547,688
Seagate HDD Cayman	4.875	06-01-27	1,086,000	960,033
IT services 0.2%
Fiserv, Inc.	3.800	10-01-23	1,050,000	1,049,413
Travelport Corporate Finance PLC (B)	6.000	03-15-26	635,000	636,588
Semiconductors and semiconductor equipment 0.7%
Broadcom Corp.	3.625	01-15-24	2,300,000	2,202,186
Entegris, Inc. (B)	4.625	02-10-26	645,000	599,244
Qorvo, Inc. (B)	5.500	07-15-26	470,000	471,175
Versum Materials, Inc. (B)	5.500	09-30-24	540,000	534,600
Xilinx, Inc.	2.950	06-01-24	2,250,000	2,133,185
Software 0.5%
Microsoft Corp.	2.650	11-03-22	2,200,000	2,143,316
Nuance Communications, Inc.	5.625	12-15-26	685,000	671,300
Oracle Corp.	3.850	07-15-36	2,125,000	1,959,611
Materials 2.3%				20,862,943
Chemicals 0.6%
Axalta Coating Systems LLC (B)	4.875	08-15-24	900,000	849,375
CF Industries, Inc.	5.150	03-15-34	970,000	889,975
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	705,000	682,088
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
INEOS Group Holdings SA (B)	5.625	08-01-24	800,000	$764,000
OCI NV (B)	6.625	04-15-23	825,000	844,604
Platform Specialty Products Corp. (B)	5.875	12-01-25	900,000	852,750
Trinseo Materials Operating SCA (B)	5.375	09-01-25	820,000	760,550
Construction materials 0.3%
Summit Materials LLC	6.125	07-15-23	500,000	483,750
U.S. Concrete, Inc.	6.375	06-01-24	445,000	414,963
Vulcan Materials Company	4.500	06-15-47	2,475,000	2,077,620
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	875,000	820,313
Berry Global, Inc.	5.125	07-15-23	245,000	243,775
Cascades, Inc. (B)	5.500	07-15-22	650,000	645,125
Crown Americas LLC (B)	4.750	02-01-26	365,000	344,469
Plastipak Holdings, Inc. (B)	6.250	10-15-25	520,000	475,800
Metals and mining 0.8%
AK Steel Corp. (F)	7.000	03-15-27	715,000	632,775
Anglo American Capital PLC (B)	4.000	09-11-27	2,350,000	2,140,615
Coeur Mining, Inc.	5.875	06-01-24	650,000	617,500
Commercial Metals Company	5.375	07-15-27	635,000	588,169
Commercial Metals Company (B)	5.750	04-15-26	525,000	504,000
Freeport-McMoRan, Inc.	4.550	11-14-24	450,000	416,250
Kaiser Aluminum Corp.	5.875	05-15-24	475,000	475,594
Metinvest BV (B)	7.750	04-23-23	215,000	206,400
Newmont Mining Corp.	6.250	10-01-39	975,000	1,072,306
Vedanta Resources PLC (B)	6.125	08-09-24	156,000	137,586
Vedanta Resources PLC (B)	6.375	07-30-22	112,000	104,776
Paper and forest products 0.3%
Boise Cascade Company (B)	5.625	09-01-24	750,000	735,000
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	300,000	280,500
Louisiana-Pacific Corp.	4.875	09-15-24	580,000	564,050
Mercer International, Inc.	5.500	01-15-26	785,000	761,215
Norbord, Inc. (B)	6.250	04-15-23	470,000	477,050
Real estate 1.5%				12,968,318
Equity real estate investment trusts 1.5%
American Homes 4 Rent LP	4.250	02-15-28	2,250,000	2,132,898
Crown Castle International Corp.	3.200	09-01-24	2,375,000	2,243,173
Digital Realty Trust LP	2.750	02-01-23	100,000	95,529
Digital Realty Trust LP	4.750	10-01-25	1,975,000	2,007,606
Select Income REIT	4.250	05-15-24	2,475,000	2,358,848
SITE Centers Corp.	4.250	02-01-26	2,125,000	2,060,148
Welltower, Inc.	3.950	09-01-23	2,075,000	2,070,116
Utilities 3.7%				33,486,288
Electric utilities 1.9%
Electricite de France SA (B)	5.000	09-21-48	4,550,000	4,196,307
Enel Finance International NV (B)	2.875	05-25-22	2,350,000	2,213,676
Enel Finance International NV (B)	4.625	09-14-25	2,950,000	2,789,023
FirstEnergy Corp.	4.850	07-15-47	2,075,000	2,023,597
Georgia Power Company	4.300	03-15-42	2,200,000	2,014,507
NextEra Energy Capital Holdings, Inc.	3.342	09-01-20	2,200,000	2,199,188
NSTAR Electric Company	3.200	05-15-27	1,125,000	1,065,470
Pampa Energia SA (B)	7.375	07-21-23	153,000	141,326
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Pampa Energia SA (B)	7.500	01-24-27	183,000	$159,668
Gas utilities 0.0%
Southern Gas Corridor CJSC	6.875	03-24-26	400,000	428,658
Independent power and renewable electricity producers 0.6%
Calpine Corp.	5.750	01-15-25	1,171,000	1,046,347
Clearway Energy Operating LLC (B)	5.750	10-15-25	435,000	428,475
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,038,637
Minejesa Capital BV (B)	4.625	08-10-30	217,000	190,947
Minejesa Capital BV (B)	5.625	08-10-37	33,000	29,036
NRG Energy, Inc.	5.750	01-15-28	750,000	748,125
Vistra Energy Corp. (B)	8.000	01-15-25	630,000	670,950
Vistra Energy Corp. (B)	8.125	01-30-26	425,000	460,063
Multi-utilities 1.2%
Berkshire Hathaway Energy Company (B)	4.450	01-15-49	2,175,000	2,089,472
CenterPoint Energy, Inc.	4.250	11-01-28	2,100,000	2,079,722
Cometa Energia SA de CV (B)	6.375	04-24-35	203,322	196,419
Dominion Energy, Inc.	2.579	07-01-20	3,275,000	3,224,893
DTE Energy Company	3.500	06-01-24	2,150,000	2,101,287

Sempra Energy	4.000	02-01-48	1,100,000	950,495
Term loans (H) 23.7%				$212,566,656
(Cost $216,085,721)
Communication services 4.5%				40,043,608
Diversified telecommunication services 1.2%
Consolidated Communications, Inc. (1 month LIBOR + 3.000%)	5.302	10-04-23	1,631,743	1,604,541
Frontier Communications Corp. (1 month LIBOR + 3.750%)	6.060	06-15-24	1,900,938	1,836,306
Intelsat Jackson Holdings SA (1 month LIBOR + 3.750%)	6.045	11-27-23	950,000	950,000
Level 3 Parent LLC (1 month LIBOR + 2.250%)	4.530	02-22-24	1,229,000	1,229,578
Telesat Canada (3 month LIBOR + 2.500%)	4.890	11-17-23	1,697,041	1,696,617
West Corp. (1 and 3 month LIBOR + 4.000%)	6.526	10-10-24	1,584,079	1,575,066
Windstream Services LLC (1 month LIBOR + 4.000%)	6.290	03-29-21	1,689,438	1,581,432
Interactive media and services 0.3%
MH Sub I LLC (1 month LIBOR + 3.750%)	6.030	09-13-24	1,501,915	1,505,669
TierPoint LLC (1 month LIBOR + 3.750%)	6.052	05-06-24	1,419,775	1,392,444
Media 2.6%
Altice France SA (3 month LIBOR + 2.750%)	5.052	07-31-25	1,693,146	1,631,244
AMC Entertainment Holdings, Inc. (1 month LIBOR + 2.250%)	4.530	12-15-22	2,053,963	2,050,759
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	4.310	04-30-25	1,672,363	1,672,162
Cogeco Communications USA II LP (1 month LIBOR + 2.375%)	4.677	01-03-25	1,017,450	1,012,363
Creative Artists Agency LLC (1 month LIBOR + 3.000%)	5.290	02-15-24	2,280,763	2,283,614
CSC Holdings LLC (1 month LIBOR + 2.250%)	4.530	07-17-25	1,718,463	1,712,947
Cumulus Media New Holdings, Inc. (1 month LIBOR + 4.500%)	6.810	05-15-22	2,081,461	2,054,153
Formula One Management, Ltd. (1 month LIBOR + 2.500%)	4.802	02-01-24	1,279,902	1,265,503
Hubbard Radio LLC (1 month LIBOR + 3.000%)	5.310	03-28-25	1,684,936	1,680,016
Mission Broadcasting, Inc. (I)	TBD	01-17-24	137,907	137,735
Nexstar Broadcasting, Inc. (I)	TBD	01-17-24	862,093	861,015
Quebecor Media, Inc. (3 month LIBOR + 2.250%)	4.564	08-17-20	1,363,298	1,363,871
Tribune Media Company (1 month LIBOR + 3.000%)	5.302	12-27-20	183,524	183,810
Tribune Media Company (1 month LIBOR + 3.000%)	5.302	01-27-24	2,287,387	2,291,688
Unitymedia Finance LLC (1 month LIBOR + 2.250%)	4.530	09-30-25	1,475,000	1,472,611
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.780	01-15-26	1,325,000	1,323,476
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%)	4.310	04-11-25	1,566,075	$1,561,988
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.813	02-02-24	1,429,361	1,428,017
Syniverse Holdings, Inc. (1 month LIBOR + 5.000%)	7.280	03-09-23	681,575	684,983
Consumer discretionary 2.8%				25,262,914
Automobiles 0.1%
CH Hold Corp. (1 month LIBOR + 3.000%)	5.302	02-01-24	1,220,559	1,219,802
Diversified consumer services 0.2%
Weight Watchers International, Inc. (3 month LIBOR + 4.750%)	7.150	11-29-24	2,117,500	2,126,775
Hotels, restaurants and leisure 1.4%
Alterra Mountain Company (1 month LIBOR + 3.000%)	5.302	07-31-24	2,045,142	2,045,776
Boyd Gaming Corp. (1 week LIBOR + 2.250%)	4.467	09-15-23	1,417,481	1,418,020
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	5.052	12-22-24	1,425,750	1,425,550
CityCenter Holdings LLC (1 month LIBOR + 2.250%)	4.552	04-18-24	1,415,088	1,411,111
Golden Nugget, Inc. (1 and 3 month LIBOR + 2.750%)	5.230	10-04-23	2,086,540	2,087,520
New Red Finance, Inc. (1 month LIBOR + 2.250%)	4.552	02-16-24	1,817,792	1,810,066
Scientific Games International, Inc. (1 and 2 month LIBOR + 2.750%)	5.046	08-14-24	1,353,623	1,339,599
Stars Group Holdings BV (3 month LIBOR + 3.500%)	5.886	07-10-25	1,112,213	1,116,228
Leisure products 0.2%
Hayward Industries, Inc. (1 month LIBOR + 3.500%)	5.795	08-05-24	2,065,100	2,066,401
Multiline retail 0.3%
JC Penney Corp., Inc. (3 month LIBOR + 4.250%)	6.567	06-23-23	2,607,107	2,329,633
Specialty retail 0.6%
Bass Pro Group LLC (1 month LIBOR + 5.000%)	7.302	09-25-24	1,631,316	1,630,728
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%)	5.777	01-26-23	1,956,670	1,509,571
PetSmart, Inc. (1 month LIBOR + 3.000%)	5.280	03-11-22	2,041,940	1,726,134
Consumer staples 2.1%				19,159,357
Beverages 0.2%
Sunshine Investments BV (3 month LIBOR + 3.250%)	5.564	03-28-25	1,595,000	1,591,013
Food and staples retailing 0.2%
Albertson's LLC (1 month LIBOR + 2.750%)	5.052	08-25-21	2,390,598	2,385,984
Food products 1.1%
Chobani LLC (1 month LIBOR + 3.500%)	5.802	10-10-23	1,734,352	1,692,086
Dole Food Company, Inc. (Prime rate + 1.750% and 1 and 3 month LIBOR + 2.750%)	5.049	04-06-24	1,672,504	1,665,964
Hostess Brands LLC (1, 2 and 3 month LIBOR + 2.250%)	4.685	08-03-22	1,741,462	1,731,118
Nomad Foods Lux Sarl (1 month LIBOR + 2.250%)	4.530	05-15-24	2,598,850	2,587,155
Post Holdings, Inc. (1 month LIBOR + 2.000%)	4.290	05-24-24	1,139,133	1,137,299
Sigma US Corp. (3 month LIBOR + 3.000%)	5.398	07-02-25	1,196,000	1,191,766
Household products 0.2%
Energizer Holdings, Inc. (I)	TBD	06-20-25	1,500,000	1,500,945
Personal products 0.4%
Prestige Brands, Inc. (1 month LIBOR + 2.000%)	4.302	01-26-24	1,584,847	1,586,258
Revlon Consumer Products Corp. (3 month LIBOR + 3.500%)	5.813	09-07-23	2,861,600	2,089,769
Energy 0.5%				4,580,861
Energy equipment and services 0.2%
HFOTCO LLC (1 month LIBOR + 2.750%)	5.060	06-26-25	1,341,638	1,344,428
Southcross Holdings Borrower LP (3.500% Cash or 5.500% PIK)	3.500	04-13-23	249,868	248,464
Oil, gas and consumable fuels 0.3%
FTS International, Inc. (1 month LIBOR + 4.750%)	7.052	04-16-21	347,129	346,550
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.886	12-19-21	114,913	$115,077
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.896	12-19-21	2,522,734	2,526,342
Financials 0.9%				8,189,601
Capital markets 0.2%
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%)	6.052	10-01-25	740,000	731,986
Sequa Mezzanine Holdings LLC (3 month LIBOR + 5.000%)	7.408	11-28-21	1,224,500	1,207,663
Diversified financial services 0.5%
AlixPartners LLP (1 month LIBOR + 2.750%)	5.052	04-04-24	1,443,025	1,443,025
Crown Finance US, Inc. (1 month LIBOR + 2.500%)	4.802	02-28-25	1,587,025	1,579,249
Dakota Holding Corp. (1 month LIBOR + 3.250%)	5.552	02-13-25	1,207,105	1,204,594
Insurance 0.1%
USI, Inc. (3 month LIBOR + 3.000%)	5.386	05-16-24	1,034,724	1,028,257
Professional services 0.1%
Trans Union LLC (1 month LIBOR + 2.000%)	4.302	06-19-25	997,500	994,827
Health care 2.5%				22,183,848
Health care equipment and supplies 0.5%
Air Medical Group Holdings, Inc. (3 month LIBOR + 3.250%)	5.534	04-28-22	2,577,708	2,499,088
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	5.636	02-02-24	2,229,567	2,235,609
Health care providers and services 1.2%
Air Methods Corp. (3 month LIBOR + 3.500%)	5.886	04-21-24	2,056,162	1,853,116
Community Health Systems, Inc. (3 month LIBOR + 3.250%)	5.563	01-27-21	727,320	711,123
DaVita, Inc. (1 month LIBOR + 2.750%)	5.052	06-24-21	1,235,530	1,236,308
Envision Healthcare Corp. (1 month LIBOR + 3.750%)	6.052	10-10-25	3,725,000	3,644,689
Surgery Center Holdings, Inc. (3 month LIBOR + 3.250%)	5.570	09-02-24	1,220,670	1,217,313
Team Health Holdings, Inc. (1 month LIBOR + 2.750%)	5.052	02-06-24	1,901,926	1,794,943
Health care technology 0.2%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	5.052	03-01-24	1,781,325	1,778,439
Life sciences tools and services 0.2%
Jaguar Holding Company II (1 month LIBOR + 2.500%)	4.802	08-18-22	1,467,005	1,461,503
Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (1 month LIBOR + 3.000%)	5.274	06-01-25	1,556,503	1,556,145
Endo International PLC (1 month LIBOR + 4.250%)	6.563	04-29-24	1,104,408	1,108,318
IQVIA, Inc. (I)	TBD	01-17-25	1,087,254	1,087,254
Industrials 4.1%				36,659,737
Air freight and logistics 0.1%
XPO Logistics, Inc. (3 month LIBOR + 2.000%)	4.509	02-24-25	1,000,000	1,001,250
Building products 0.3%
HNC Holdings, Inc. (1 month LIBOR + 4.000%)	6.302	10-05-23	1,538,506	1,535,936
NCI Building Systems, Inc.(1 month LIBOR + 2.000%)	4.302	02-07-25	1,144,250	1,141,870
Commercial services and supplies 1.1%
Advanced Disposal Services, Inc. (1 week LIBOR + 2.250%)	4.460	11-10-23	2,189,101	2,187,744
Clean Harbors, Inc. (1 month LIBOR + 1.750%)	4.052	06-27-24	1,917,031	1,918,833
GFL Environmental, Inc. (3 month LIBOR + 2.750%)	5.136	05-30-25	1,153,463	1,134,719
GFL Environmental, Inc. (Prime rate + 1.750%)	7.000	05-30-25	143,646	141,312
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	5.052	05-02-22	1,260,064	1,259,497
TMS International Corp. (1 and 3 month LIBOR + 2.750%)	5.187	08-14-24	949,381	948,195
Wrangler Buyer Corp. (3 month LIBOR + 2.750%)	5.006	09-27-24	2,164,643	2,165,032
Construction and engineering 0.1%
Zodiac Pool Solutions LLC (1 month LIBOR + 2.250%)	4.552	07-02-25	937,650	937,069
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 2.3%
Accuride Corp. (3 month LIBOR + 5.250%)	7.636	11-17-23	964,397	$964,397
Blount International, Inc. (1 month LIBOR + 3.750%)	6.052	04-12-23	2,868,026	2,896,706
Douglas Dynamics LLC (1 month LIBOR + 3.000%)	5.310	12-31-21	1,337,718	1,336,046
Filtration Group Corp. (1 month LIBOR + 3.000%)	5.302	03-29-25	2,554,825	2,563,946
Gardner Denver, Inc. (1 month LIBOR + 2.750%)	5.052	07-30-24	2,240,208	2,243,299
Gates Global LLC (1 month LIBOR + 2.750%)	5.052	04-01-24	2,974,690	2,976,029
Navistar, Inc. (1 month LIBOR + 3.500%)	5.780	11-06-24	3,741,725	3,744,831
RBS Global, Inc. (1 month LIBOR + 2.000%)	4.295	08-21-24	1,396,756	1,397,803
Titan Acquisition, Ltd. (1 month LIBOR + 3.000%)	5.302	03-28-25	1,711,400	1,609,931
Welbilt, Inc. (1 month LIBOR + 2.750%)	5.052	03-03-23	1,082,487	1,083,386
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (3 month LIBOR + 2.250%)	4.527	01-02-25	1,487,525	1,471,906
Information technology 2.9%				25,882,664
Communications equipment 0.3%
Ciena Corp. (1 month LIBOR + 2.000%)	4.280	09-26-25	1,635,000	1,636,030
Plantronics, Inc. (1 month LIBOR + 2.500%)	4.802	07-02-25	1,060,000	1,056,025
Electronic equipment, instruments and components 0.9%
CPI International, Inc. (1 month LIBOR + 3.500%)	5.802	07-26-24	1,757,250	1,758,357
Dell International LLC (1 month LIBOR + 1.750%)	4.060	09-07-21	2,109,149	2,104,762
Dell International LLC (1 month LIBOR + 2.000%)	4.310	09-07-23	2,056,652	2,053,567
Robertshaw US Holding Corp. (1 month LIBOR + 3.500%)	5.813	02-28-25	1,174,100	1,159,424
Robertshaw US Holding Corp. (1 month LIBOR + 8.000%)	10.313	02-28-26	700,000	672,000
IT services 0.3%
First Data Corp. (1 month LIBOR + 2.000%)	4.287	07-08-22	2,296,987	2,288,672
Optiv Security, Inc. (1 month LIBOR + 3.250%)	5.552	02-01-24	911,688	883,198
Software 1.1%
Avaya, Inc. (1 month LIBOR + 4.250%)	6.530	12-15-24	3,615,598	3,626,336
Infor US, Inc. (3 month LIBOR + 2.750%)	5.136	02-01-22	1,843,824	1,835,988
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.552	04-16-25	701,055	697,157
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.552	04-16-25	1,808,707	1,798,651
TIBCO Software, Inc. (3 month LIBOR + 3.500%)	5.800	12-04-20	1,788,599	1,790,459
Technology hardware, storage and peripherals 0.3%
HCP Acquisition LLC (1 month LIBOR + 3.000%)	5.302	05-16-24	1,118,823	1,116,585
Western Digital Corp. (1 month LIBOR + 1.750%)	4.044	04-29-23	1,415,632	1,405,453
Materials 2.2%				19,473,886
Chemicals 1.6%
Alpha 3 BV (3 month LIBOR + 3.000%)	5.386	01-31-24	1,993,446	1,992,210
Axalta Coating Systems US Holdings, Inc. (3 month LIBOR + 1.750%)	4.136	06-01-24	1,492,500	1,487,739
Encapsys LLC (1 month LIBOR + 3.250%)	5.552	11-07-24	1,168,130	1,170,560
Encapsys LLC (1 month LIBOR + 7.500%)	9.802	11-07-25	800,000	800,000
Ferro Corp. (3 month LIBOR + 2.250%)	4.636	02-14-24	226,282	225,859
Ferro Corp. (3 month LIBOR + 2.250%)	4.636	02-14-24	221,468	221,054
Ferro Corp. (3 month LIBOR + 2.250%)	4.636	02-14-24	2,172,356	2,169,641
MacDermid, Inc. (1 month LIBOR + 2.500%)	4.802	06-07-20	357,234	357,234
MacDermid, Inc. (1 month LIBOR + 3.000%)	5.302	06-07-23	2,357,196	2,357,691
OXEA Corp. (3 month LIBOR + 3.500%)	5.938	10-11-24	1,910,572	1,915,348
Starfruit US Holdco LLC (1 month LIBOR + 3.250%)	5.506	10-01-25	485,000	483,181
Trinseo Materials Operating SCA (1 month LIBOR + 2.000%)	4.302	09-09-24	1,408,362	1,396,630
Construction materials 0.2%
Summit Materials LLC (1 month LIBOR + 2.000%)	4.302	11-21-24	1,409,350	1,401,429
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.1%
Covia Holdings Corp. (3 month LIBOR + 3.750%)	6.136	06-01-25	1,052,363	$876,755
Paper and forest products 0.3%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	5.256	12-29-23	2,626,224	2,618,555
Real estate 0.5%				4,683,945
Equity real estate investment trusts 0.2%
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	4.280	12-20-24	1,610,000	1,605,138
Real estate investment trusts 0.3%
Lightstone Holdco LLC (1 month LIBOR + 3.750%)	6.052	01-30-24	188,048	185,261
Lightstone Holdco LLC (1 month LIBOR + 3.750%)	6.052	01-30-24	2,937,074	2,893,546
Utilities 0.7%				6,446,235
Electric utilities 0.5%
Vistra Operations Company LLC (1 month LIBOR + 2.000%)	4.293	12-31-25	1,944,100	1,937,023
Vistra Operations Company LLC (1 month LIBOR + 2.250%)	4.552	12-14-23	2,520,113	2,521,070
Independent power and renewable electricity producers 0.2%

Calpine Corp. (3 month LIBOR + 2.500%)	4.890	01-15-24	1,995,826	1,988,142
Collateralized mortgage obligations 11.5%				$103,441,453
(Cost $99,565,408)
Commercial and residential 11.3%				101,725,288
280 Park Avenue Mortgage Trust Series 2015-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	3.160	09-15-34	2,500,000	2,500,481
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(J)	3.763	04-25-48	2,326,158	2,322,021
BBCMS Mortgage Trust
Series 2018, Class TALL A (1 month LIBOR + 0.722%) (A)(B)	3.002	03-15-37	3,700,000	3,693,025
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	3.251	03-15-37	2,225,000	2,220,806
BBCMS Trust
Series 2018, Class RRI (1 month LIBOR + 0.700%) (A)(B)	2.980	02-15-33	2,356,976	2,353,266
Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(B)	3.159	10-15-37	2,400,000	2,401,498
BCAP LLC Trust Series 2011-RR11, Class 21A5 (B)(J)	4.387	06-26-34	24,736	24,701
BX Trust Series 2017-SLCT, Class A (1 month LIBOR + 0.920%) (A)(B)	3.200	07-15-34	1,586,361	1,585,745
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	4.134	11-15-31	1,274,030	1,274,223
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	3.380	07-15-30	3,563,727	3,548,865
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	3.210	11-15-36	4,900,000	4,896,899
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton) Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	3.110	12-15-36	3,575,000	3,569,361
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	2.356	07-25-36	1,693,692	1,648,957
COLT Mortgage Loan Trust Series 2018-1, Class A1 (B)(J)	2.930	02-25-48	1,321,732	1,313,747
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank AG) Series 2006-C8, Class AJ	5.377	12-10-46	19,855	19,977
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (1 month LIBOR + 0.250%) (A)	2.531	02-25-36	955,091	908,828
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	2.961	02-25-35	2,426,080	2,376,146
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(B)	2.925	06-15-33	4,000,000	3,986,734
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1 (B)(J)	2.976	12-25-57	2,400,836	2,384,085
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	2.594	11-26-35	2,664,644	$2,583,240
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (1 month LIBOR + 1.550%) (A)(B)	3.709	12-15-34	237,412	237,486
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	2.482	05-19-47	2,156,955	2,064,092
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	3.050	12-15-34	2,675,000	2,673,370
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.580%) (A)(B)	4.109	08-05-34	6,250,000	6,255,282
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (J)	3.257	01-25-36	532,811	487,189
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A2	2.921	05-15-48	2,167,053	2,154,358
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,635,000	4,640,606
Series 2007-LDPX, Class AM (J)	5.464	01-15-49	790,472	790,851
Series 2017-MAUI, Class A (1 month LIBOR + 0.830%) (A)(B)	3.107	07-15-34	1,150,000	1,150,371
LSTAR Securities Investment, Ltd.
Series 2017-5R, Class A (1 month LIBOR + 2.500%) (A)(B)	4.620	05-06-22	1,957,938	1,957,938
Series 2017-6, Class A (1 month LIBOR + 1.750%) (A)(B)	4.006	09-01-22	2,709,494	2,714,151
Series 2017-9, Class A (1 month LIBOR + 1.550%) (A)(B)	3.806	12-01-22	2,340,169	2,344,192
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(B)	3.200	10-15-28	1,775,000	1,775,000
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (B)(J)	3.834	01-13-32	4,250,000	4,273,202
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (1 month LIBOR + 0.150%) (A)(B)	2.366	08-26-36	835,340	835,200
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	2.546	01-26-36	1,394,161	1,373,594
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	2.556	11-26-35	3,703,812	3,693,408
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	2.716	04-26-35	1,022,577	1,015,060
TRU Trust Series 2016-TOYS, Class A (1 month LIBOR + 2.250%) (A)(B)	4.530	11-15-30	2,894,889	2,894,303
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A (1 month LIBOR + 1.350%) (A)(B)	3.630	06-15-29	2,700,000	2,700,782
WaMu Mortgage Pass Through Certificates Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	2.741	04-25-45	1,836,725	1,848,361
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	2.921	01-25-45	782,309	804,505
Series 2005-AR11, Class A1 (1 month LIBOR + 0.320%) (A)	2.856	08-25-45	2,059,594	2,056,925
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	2.756	12-25-45	1,986,603	1,979,951
Series 2005-AR8, Class 1A (1 month LIBOR + 0.540%) (A)	2.821	07-25-45	1,573,235	1,584,291
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (J)	4.027	04-25-35	685,700	691,077
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class B (1 month LIBOR + 1.472%) (A)(B)	3.751	11-15-29	1,117,839	1,117,138
U.S. Government Agency 0.2%				1,716,165
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	281,068	264,643
Series 4013, Class DK	3.000	02-15-31	1,136,541	1,148,846

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	305,126	302,676
Asset backed securities 10.6%				$95,337,293
(Cost $95,861,375)
Asset backed securities 10.6%				95,337,293
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,109,021
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Chesapeake Funding II LLC Series 2016-1A, Class A2 (1 month LIBOR + 1.150%) (A)(B)	3.430	03-15-28	809,229	$811,452
Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	2,400,000	2,320,686
Hertz Fleet Lease Funding LP Series 2017-1, Class A1 (1 month LIBOR + 0.650%) (A)(B)	2.934	04-10-31	1,889,770	1,893,360
Hyundai Auto Lease Securitization Trust Series 2017-C, Class A3 (B)	2.120	02-16-21	2,615,000	2,591,743
Invitation Homes Trust
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	2.990	03-17-37	2,978,073	2,972,945
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	3.180	06-17-37	1,975,976	1,978,294
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(B)	3.290	07-17-37	3,245,295	3,241,356
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (B)(J)	2.500	04-25-57	1,379,055	1,346,321
Series 2017-1, Class A1 (B)(J)	2.750	11-25-58	2,475,713	2,423,937
New Residential Advance Receivables Trust Series 2017-T1, Class AT1 (B)	3.214	02-15-51	4,625,000	4,577,805
Oak Hill Advisors Residential Loan Trust Series 2017-NPL2, Class A1 (B)	3.000	07-25-57	1,562,059	1,529,596
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL2, Class A1 (B)	3.250	03-28-57	1,888,235	1,875,000
Series 2017-NPL5, Class A1 (B)(J)	3.327	12-30-32	4,562,567	4,530,240
Series 2018-NPL2, Class A1 (B)	3.700	03-27-33	3,620,383	3,593,464
RCO V Mortgage LLC Series 2018-1, Class A1 (B)	4.000	05-25-23	2,311,624	2,304,012
Santander Drive Auto Receivables Trust Series 2018-1, Class E (B)	4.370	05-15-25	1,775,000	1,740,080
SLC Student Loan Trust Series 2004-1, Class A6 (3 month LIBOR + 0.160%) (A)	2.474	05-15-23	2,443,812	2,442,542
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	3.331	08-27-35	999,065	1,005,666
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	3.381	10-27-36	1,220,628	1,238,971
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	3.231	01-25-39	749,867	754,738
Springleaf Funding Trust Series 2016-AA, Class A (B)	2.900	11-15-29	3,900,000	3,884,742
TAL Advantage V LLC Series 2013-2A, Class A (B)	3.550	11-20-38	1,906,250	1,880,770
Towd Point Mortgage Trust
Series 2016-2, Class A1A (B)(J)	2.750	08-25-55	1,316,706	1,284,565
Series 2018-4, Class A1 (B)(J)	3.000	06-25-58	4,114,317	3,975,902
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	3.130	12-15-20	3,550,000	3,558,769
Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(B)	3.010	03-15-22	2,725,000	2,724,629
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A (B)	3.352	11-27-37	1,221,032	1,208,872
VOLT LX LLC Series 2017-NPL7, Class A1 (B)	3.250	06-25-47	1,193,088	1,183,516
VOLT LXI LLC Series 2017-NPL8, Class A1 (B)	3.125	06-25-47	1,626,700	1,610,849
VOLT LXII LLC Series 2017-NPL9, Class A1 (B)	3.125	09-25-47	1,461,269	1,448,216
VOLT LXIV LLC Series 2017-NP11, Class A1 (B)	3.375	10-25-47	3,911,668	3,880,580
VOLT LXIX LLC Series 2018-NPL5, Class A1A (B)	4.213	08-25-48	2,150,000	2,146,397
VOLT LXV LLC Series 2018-NPL1, Class A1 (B)	3.750	04-25-48	4,459,004	4,437,482
VOLT LXX LLC Series 2018-NPL6, Class A1A (B)	4.115	09-25-48	2,178,600	2,174,626
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VOLT LXXII LLC Series 2018-NPL8, Class A1A (B)	4.213	10-26-48	4,000,000	$4,001,220
Westlake Automobile Receivables Trust Series 2018-1A, Class A2B (1 month LIBOR + 0.250%) (A)(B)	2.530	12-15-20	1,243,567	1,243,790
World Financial Network Credit Card Master Trust
Series 2017-C Class M	2.660	08-15-24	3,375,000	3,312,691
Series 2018-B Class M	3.810	07-15-25	4,100,000	4,098,448

	Shares	Value
Common stocks 0.2%		$1,571,620
(Cost $2,086,756)
Consumer discretionary 0.1%		390,295
Media 0.1%
Cumulus Media, Inc., Class A (D)	26,806	390,295
Energy 0.0%		188,159
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (D)	2,695	2,245
Paragon Offshore PLC, Litigation Trust B (D)	1,348	50,550
Southcross Holdings Borrower LP (D)	246	135,300
Oil, gas and consumable fuels 0.0%
Euronav NV	7	64
Information technology 0.0%		133,068
Software 0.0%
Avaya Holdings Corp. (D)	8,104	133,068
Utilities 0.1%		860,098
Independent power and renewable electricity producers 0.1%
Vistra Energy Corp. (D)	38,007	860,098

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,231
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (D)(K)	11.500	10-01-20	10,820,544	16,231

	Shares	Value
Warrants 0.0%		$220
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (D)	4,896	220

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$7,591,134
(Cost $7,591,422)
John Hancock Collateral Trust (L)	2.2770(M)	758,863	7,591,134
Short-term investments 1.5%			$13,519,033
(Cost $13,519,033)
Money market funds 1.5%			13,519,033
State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.1142(M)	13,519,033	13,519,033

Total investments (Cost $922,536,546) 99.3%	$892,049,884
Other assets and liabilities, net 0.7%	6,107,709
Total net assets 100.0%	$898,157,593

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $298,058,707 or 33.2% of the fund's net assets as of 10-31-18.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	All or a portion of this security is on loan as of 10-31-18. The value of securities on loan amounted to $7,342,928.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 10-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 10-31-18:
United States	70.0%
United Kingdom	2.3%
Mexico	1.9%
Netherlands	1.6%
Canada	1.4%
Indonesia	1.3%
Luxembourg	1.3%
Ireland	1.2%
Argentina	1.2%
Russia	1.2%
Other countries	16.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2018	$35,899,864	$35,811,563	$(88,301)
5-Year U.S. Treasury Note Futures	481	Long	Dec 2018	53,976,643	54,056,133	79,490
10-Year U.S. Treasury Note Futures	376	Short	Dec 2018	(45,100,950)	(44,532,500)	568,450
Ultra U.S. Treasury Bond Futures	372	Short	Dec 2018	(58,972,215)	(55,509,375)	3,462,840
						$4,022,479
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	4,853,000	USD	117,983	Citibank N.A.	11/13/2018	$15,353	—
ARS	6,790,000	USD	158,682	Citibank N.A.	11/23/2018	25,587	—
ARS	10,971,078	USD	254,137	JPMorgan Chase Bank N.A.	11/23/2018	43,599	—
ARS	13,909,466	USD	340,551	JPMorgan Chase Bank N.A.	12/12/2018	28,147	—
ARS	6,797,697	USD	173,102	Citibank N.A.	12/21/2018	5,072	—
ARS	30,271,211	USD	772,816	JPMorgan Chase Bank N.A.	12/21/2018	20,621	—
CLP	774,429,936	USD	1,179,634	Citibank N.A.	11/16/2018	—	$(66,855)
CLP	1,131,827,614	USD	1,724,585	Goldman Sachs International	11/16/2018	—	(98,260)
CZK	9,898,952	USD	445,327	Citibank N.A.	11/29/2018	—	(12,799)
CZK	18,331,720	USD	824,426	Goldman Sachs International	11/29/2018	—	(23,434)
CZK	10,386,828	USD	467,128	JPMorgan Chase Bank N.A.	11/29/2018	—	(13,283)
EUR	12,050,000	GBP	10,669,858	JPMorgan Chase Bank N.A.	11/26/2018	21,489	—
EUR	1,839,341	USD	2,144,941	JPMorgan Chase Bank N.A.	11/9/2018	—	(60,488)
HUF	308,561,850	USD	1,105,005	Goldman Sachs International	11/9/2018	—	(28,336)
HUF	32,732,850	USD	117,400	JPMorgan Chase Bank N.A.	11/9/2018	—	(3,185)
IDR	4,798,000,000	USD	314,592	JPMorgan Chase Bank N.A.	11/30/2018	——	——
JPY	543,440,000	USD	4,780,195	Citibank N.A.	11/1/2018	36,041	—
JPY	530,990,000	USD	4,703,301	JPMorgan Chase Bank N.A.	11/1/2018	2,597	—
MXN	131,550,000	USD	6,763,632	Citibank N.A.	11/20/2018	—	(303,498)
MXN	90,070,000	USD	4,536,307	JPMorgan Chase Bank N.A.	11/30/2018	—	(120,632)
PLN	2,188,177	USD	600,479	Citibank N.A.	11/9/2018	—	(30,181)
PLN	3,291,284	USD	904,075	Goldman Sachs International	11/9/2018	—	(46,276)
RON	58,015	USD	14,657	Citibank N.A.	11/9/2018	—	(569)
RON	983,946	USD	248,296	Goldman Sachs International	11/9/2018	—	(9,373)
SGD	13,050,000	USD	9,498,494	JPMorgan Chase Bank N.A.	11/1/2018	—	(77,132)
THB	21,083,085	USD	644,299	JPMorgan Chase Bank N.A.	11/9/2018	—	(8,232)
USD	117,565	CLP	78,805,550	Goldman Sachs International	11/16/2018	4,330	—
USD	64,794	CZK	1,456,500	Citibank N.A.	11/29/2018	1,153	—
USD	13,296,604	EUR	11,432,515	JPMorgan Chase Bank N.A.	11/9/2018	340,588	—
USD	32,397	HUF	9,082,700	Goldman Sachs International	11/9/2018	704	—
USD	4,853,530	JPY	543,440,000	Citibank N.A.	11/1/2018	37,293	—
USD	4,741,706	JPY	530,990,000	JPMorgan Chase Bank N.A.	11/1/2018	35,808	—
USD	6,927,027	MXN	131,550,000	Citibank N.A.	11/20/2018	466,895	—
USD	386,880	MXN	7,303,481	Citibank N.A.	11/21/2018	28,282	—
USD	944,624	MXN	17,830,825	Goldman Sachs International	11/21/2018	69,139	—
USD	667,177	MXN	12,595,694	JPMorgan Chase Bank N.A.	11/21/2018	48,734	—
USD	4,454,528	MXN	90,070,000	JPMorgan Chase Bank N.A.	11/30/2018	38,852	—
USD	211,236	PEN	704,367	Citibank N.A.	11/29/2018	2,516	—
USD	311,597	PEN	1,039,394	JPMorgan Chase Bank N.A.	11/29/2018	3,601	—
USD	212,301	PLN	784,461	Citibank N.A.	11/9/2018	7,849	—
USD	14,417	RON	58,015	Citibank N.A.	11/9/2018	330	—
USD	244,614	RON	983,946	Goldman Sachs International	11/9/2018	5,691	—
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	698,942	RUB	45,989,364	Goldman Sachs International	12/7/2018	$3,870	—
USD	600,536	RUB	39,538,536	JPMorgan Chase Bank N.A.	12/7/2018	2,961	—
USD	9,485,480	SGD	13,050,000	JPMorgan Chase Bank N.A.	11/1/2018	64,118	—
USD	1,528,351	THB	49,964,826	JPMorgan Chase Bank N.A.	11/9/2018	20,934	—
USD	187,493	TRY	1,077,411	Citibank N.A.	11/21/2018	—	$(2,956)
USD	448,023	TRY	2,572,548	JPMorgan Chase Bank N.A.	11/21/2018	—	(6,716)
ZAR	3,162,777	USD	219,480	Goldman Sachs International	12/7/2018	—	(6,009)
ZAR	6,145,375	USD	426,561	JPMorgan Chase Bank N.A.	12/7/2018	—	(11,779)
						$1,382,154	$(929,993)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,515,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.315%	Quarterly	Quarterly	Apr 2023	$(6)	$(6,627)	$(6,633)
								$(6)	$(6,627)	$(6,633)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.30	14,550,000	USD	$ 14,550,000	1.000%	Quarterly	Dec 2023	$ 695,637	$ (24,316)	$ 671,321
Centrally cleared	CDX.NA.HY.31	30,650,000	USD	30,650,000	0.500%	Quarterly	Dec 2023	(2,175,818)	369,493	(1,806,325)
Centrally cleared	iTraxx Europe Crossover	11,175,000	EUR	13,124,574	0.500%	Quarterly	Dec 2023	(1,420,496)	176,194	(1,244,302)
				$58,324,574				$(2,900,677)	$521,371	$(2,379,306)

Currency swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
Goldman Sachs	Fixed rate equal to 8.670% based on the notional amount of currency recieved	Fixed rate amount equal to 3.750% based on the notional amount of currency delivered	Semi-Annual	Jan 2028	MXN	13,205,700	USD	670,000	$ (11,686)	$ (32,408)	$ (44,094)
									$(11,686)	$(32,408)	$(44,094)

Derivatives Currency Abbreviations
ARS	Argentine Peso
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

ZAR	South African Rand

Derivatives Abbreviations
JIBAR	Johannesburg Interbank Agreed Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,357,079	—	$7,357,079	—
Foreign government obligations	141,271,630	—	141,271,630	—
Corporate bonds	309,377,535	—	309,377,535	—
Term loans	212,566,656	—	212,566,656	—
Collateralized mortgage obligations	103,441,453	—	103,441,453	—
Asset backed securities	95,337,293	—	95,337,293	—
Common stocks	1,571,620	$1,383,525	188,095	—
Escrow certificates	16,231	—	—	$16,231
Warrants	220	220	—	—
Securities lending collateral	7,591,134	7,591,134	—	—
Short-term investments	13,519,033	13,519,033	—	—
Total investments in securities	$892,049,884	$22,493,912	$869,539,741	$16,231
Derivatives:
Assets
Futures	$4,110,780	$4,110,780	—	—

       27

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	1,382,154	—	$1,382,154	—
Swap contracts	671,321	—	671,321	—
Liabilities
Futures	(88,301)	(88,301)	—	—
Forward foreign currency contracts	(929,993)	—	(929,993)	—
Swap contracts	(3,101,354)	—	(3,101,354)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2018, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

       28

During the period ended October 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Currency swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

During the period ended October 31, 2018, the fund used currency swaps to manage against changes in currency exchange rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	756,689	731,275	(729,101)	758,863	—	—	($55)	($1,075)	$7,591,134

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       29

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q1	10/18
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		12/18

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 99.2%				$1,408,152,437
(Cost $1,408,322,749)
U.S. Government 89.6%				1,271,362,210
U.S. Treasury Bill	2.020	11-08-18	90,000,000	89,963,228
U.S. Treasury Bill	2.026	12-06-18	100,000,000	99,792,066
U.S. Treasury Bill	2.201	01-31-19	282,500,000	280,864,718
U.S. Treasury Bill	2.236	02-28-19	507,500,000	503,633,200
U.S. Treasury Bill (A)	2.345	03-28-19	300,000,000	297,108,998

	Yield (%)	Shares	Value
Money market funds 9.6%			136,790,227

State Street Institutional Treasury Plus Money Market Fund, Premier Class	2.1142(B)	136,790,227	136,790,227

Total investments (Cost $1,408,322,749) 99.2%	$1,408,152,437
Other assets and liabilities, net 0.8%	11,487,216
Total net assets 100.0%	$1,419,639,653

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 10-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	58,484,306	USD	41,870,573	Citibank N.A.	12/19/2018	—	$(433,658)
AUD	449,716,382	USD	322,909,121	J. Aron & Company	12/19/2018	—	(4,279,032)
AUD	190,976,690	USD	136,217,359	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(907,813)
AUD	952,721,326	USD	683,697,349	State Street Bank and Trust Company	12/19/2018	—	(8,681,513)
CAD	48,863,984	USD	37,809,443	Barclays Bank PLC Wholesale	12/19/2018	—	(655,135)
CAD	572,450,646	USD	436,783,257	Citibank N.A.	12/19/2018	—	(1,513,637)
CAD	81,995,045	USD	62,545,902	Deutsche Bank AG London	12/19/2018	—	(199,999)
CAD	837,277,590	USD	635,967,791	J. Aron & Company	12/19/2018	$666,131	—
CAD	165,831,318	USD	127,552,963	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(1,461,157)
CAD	1,078,551,934	USD	825,070,862	State Street Bank and Trust Company	12/19/2018	—	(4,981,138)
EUR	44,302,881	USD	51,799,815	Barclays Bank PLC Wholesale	12/19/2018	—	(1,408,313)
EUR	45,711,551	USD	53,293,926	Citibank N.A.	12/19/2018	—	(1,300,160)
EUR	731,699,298	USD	855,440,625	Deutsche Bank AG London	12/19/2018	—	(23,182,648)
EUR	343,062,050	USD	399,096,892	J. Aron & Company	12/19/2018	—	(8,887,242)
EUR	168,354,487	USD	195,827,321	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(4,335,590)
EUR	50,719,482	USD	59,254,570	State Street Bank and Trust Company	12/19/2018	—	(1,564,623)
GBP	3,576,044	USD	4,578,208	Barclays Bank PLC Wholesale	12/19/2018	3,688	—
GBP	43,945,429	USD	57,032,061	Citibank N.A.	12/19/2018	—	(725,882)
GBP	463,354,109	USD	596,361,149	Deutsche Bank AG London	12/19/2018	—	(2,677,113)
GBP	98,203,488	USD	128,269,918	J. Aron & Company	12/19/2018	—	(2,444,244)
GBP	122,332,912	USD	160,137,965	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(3,395,862)
GBP	273,070,244	USD	356,016,729	State Street Bank and Trust Company	12/19/2018	—	(6,138,653)
JPY	11,980,506,198	USD	108,945,099	Barclays Bank PLC Wholesale	12/19/2018	—	(2,349,070)
JPY	16,892,072,025	USD	151,022,659	Citibank N.A.	12/19/2018	—	(726,190)
JPY	30,188,455,855	USD	272,531,548	Deutsche Bank AG London	12/19/2018	—	(3,931,086)
JPY	26,812,603,807	USD	238,370,454	J. Aron & Company	12/19/2018	193,512	—
JPY	8,959,572,440	USD	80,294,535	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(577,133)
JPY	9,802,493,614	USD	88,060,253	State Street Bank and Trust Company	12/19/2018	—	(842,994)
NOK	106,897,334	USD	13,042,827	Barclays Bank PLC Wholesale	12/19/2018	—	(334,135)
NOK	518,601,271	USD	63,726,110	Citibank N.A.	12/19/2018	—	(2,071,217)
NOK	3,820,449,257	USD	463,454,786	Deutsche Bank AG London	12/19/2018	—	(9,253,430)
NOK	1,314,893,266	USD	156,858,681	J. Aron & Company	12/19/2018	—	(535,103)
NOK	891,796,916	USD	108,487,294	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(2,464,328)
NOK	441,726,443	USD	53,883,467	State Street Bank and Trust Company	12/19/2018	—	(1,367,982)
NZD	147,932,441	USD	97,129,590	Citibank N.A.	12/19/2018	—	(548,346)
NZD	418,043,659	USD	275,552,416	Deutsche Bank AG London	12/19/2018	—	(2,622,577)
NZD	1,200,620,939	USD	788,099,761	J. Aron & Company	12/19/2018	—	(4,245,560)
NZD	387,097,318	USD	252,743,835	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(18,060)
NZD	208,196,548	USD	136,578,469	State Street Bank and Trust Company	12/19/2018	—	(652,353)
SEK	131,250,835	USD	14,685,936	Barclays Bank PLC Wholesale	12/19/2018	—	(278,471)
SEK	851,209,460	USD	94,840,858	Citibank N.A.	12/19/2018	—	(1,403,201)
SEK	2,689,965,419	USD	299,379,116	Deutsche Bank AG London	12/19/2018	—	(4,100,362)
SEK	1,679,432,123	USD	186,440,346	J. Aron & Company	12/19/2018	—	(2,088,302)
SEK	523,614,529	USD	58,063,927	Morgan Stanley Capital Services, Inc.	12/19/2018	—	(586,516)
SEK	1,950,137,256	USD	217,907,069	State Street Bank and Trust Company	12/19/2018	—	(3,839,600)
SGD	12,898,297	USD	9,395,613	Barclays Bank PLC Wholesale	12/19/2018	—	(74,687)
SGD	1,103,037,215	USD	803,466,826	Citibank N.A.	12/19/2018	—	(6,359,430)
SGD	63,005,512	USD	46,112,039	J. Aron & Company	12/19/2018	—	(581,246)
SGD	77,784,521	USD	56,768,740	State Street Bank and Trust Company	12/19/2018	—	(557,929)
USD	218,626,081	AUD	303,970,303	Barclays Bank PLC Wholesale	12/19/2018	3,259,045	—
USD	197,666,081	AUD	275,026,039	Citibank N.A.	12/19/2018	2,806,444	—
USD	320,167,918	AUD	449,244,094	Deutsche Bank AG London	12/19/2018	1,872,452	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	362,947,991	AUD	504,075,913	J. Aron & Company	12/19/2018	$5,803,447	—
USD	224,735,476	AUD	314,199,001	Morgan Stanley Capital Services, Inc.	12/19/2018	2,121,270	—
USD	196,041,813	AUD	273,695,486	State Street Bank and Trust Company	12/19/2018	2,124,892	—
USD	5,417,626	CAD	7,082,226	Barclays Bank PLC Wholesale	12/19/2018	32,571	—
USD	69,060,495	CAD	90,290,126	Citibank N.A.	12/19/2018	407,329	—
USD	259,058,674	CAD	341,132,159	Deutsche Bank AG London	12/19/2018	—	$(325,200)
USD	514,637,904	CAD	678,144,212	J. Aron & Company	12/19/2018	—	(997,071)
USD	190,679,482	CAD	249,856,578	Morgan Stanley Capital Services, Inc.	12/19/2018	698,077	—
USD	214,772,880	CAD	277,625,839	State Street Bank and Trust Company	12/19/2018	3,676,787	—
USD	48,944,803	EUR	41,642,924	Barclays Bank PLC Wholesale	12/19/2018	1,578,820	—
USD	559,698,855	EUR	482,573,290	Citibank N.A.	12/19/2018	10,804,698	—
USD	2,782,860	EUR	2,366,633	Deutsche Bank AG London	12/19/2018	90,976	—
USD	236,525,138	EUR	200,726,409	J. Aron & Company	12/19/2018	8,212,558	—
USD	146,713,388	EUR	126,384,072	Morgan Stanley Capital Services, Inc.	12/19/2018	2,960,138	—
USD	382,374,078	EUR	328,716,464	State Street Bank and Trust Company	12/19/2018	8,481,551	—
USD	213,293,175	GBP	164,067,793	Barclays Bank PLC Wholesale	12/19/2018	3,077,213	—
USD	401,392,718	GBP	306,971,248	Citibank N.A.	12/19/2018	8,078,131	—
USD	227,976,104	GBP	173,407,134	Deutsche Bank AG London	12/19/2018	5,793,876	—
USD	208,274,196	GBP	158,796,231	J. Aron & Company	12/19/2018	4,812,554	—
USD	111,023,171	GBP	84,323,431	Morgan Stanley Capital Services, Inc.	12/19/2018	2,981,666	—
USD	61,488,951	GBP	47,317,548	State Street Bank and Trust Company	12/19/2018	862,159	—
USD	3,774,103	JPY	425,659,376	Barclays Bank PLC Wholesale	12/19/2018	—	(13,183)
USD	233,294,057	JPY	25,757,113,273	Citibank N.A.	12/19/2018	4,121,272	—
USD	10,897,447	JPY	1,219,125,945	Deutsche Bank AG London	12/19/2018	50,326	—
USD	249,936,291	JPY	27,937,936,033	J. Aron & Company	12/19/2018	1,359,730	—
USD	434,794,546	JPY	48,265,852,382	Morgan Stanley Capital Services, Inc.	12/19/2018	5,351,241	—
USD	277,523,035	JPY	30,729,449,069	State Street Bank and Trust Company	12/19/2018	4,109,109	—
USD	23,694,917	NOK	197,871,509	Barclays Bank PLC Wholesale	12/19/2018	170,587	—
USD	38,044,217	NOK	317,163,109	Citibank N.A.	12/19/2018	337,679	—
USD	403,180,922	NOK	3,296,810,983	Deutsche Bank AG London	12/19/2018	11,233,298	—
USD	61,308,384	NOK	511,302,837	J. Aron & Company	12/19/2018	521,176	—
USD	633,792,199	NOK	5,282,217,948	Morgan Stanley Capital Services, Inc.	12/19/2018	5,805,707	—
USD	206,476,140	NOK	1,723,549,254	State Street Bank and Trust Company	12/19/2018	1,568,720	—
USD	21,676,210	NZD	33,054,341	Barclays Bank PLC Wholesale	12/19/2018	95,890	—
USD	43,913,733	NZD	67,304,467	Citibank N.A.	12/19/2018	—	(27,603)
USD	1,018,959,819	NZD	1,556,725,912	J. Aron & Company	12/19/2018	2,613,936	—
USD	126,609,725	NZD	193,526,570	Morgan Stanley Capital Services, Inc.	12/19/2018	261,259	—
USD	56,329,960	NZD	85,323,614	State Street Bank and Trust Company	12/19/2018	624,391	—
USD	67,406,745	SEK	605,138,937	Barclays Bank PLC Wholesale	12/19/2018	980,363	—
USD	133,729,597	SEK	1,196,456,277	Citibank N.A.	12/19/2018	2,394,036	—
USD	76,029,473	SEK	681,641,856	Deutsche Bank AG London	12/19/2018	1,205,332	—
USD	201,337,642	SEK	1,817,400,065	J. Aron & Company	12/19/2018	1,840,794	—
USD	61,261,097	SEK	546,380,837	Morgan Stanley Capital Services, Inc.	12/19/2018	1,284,619	—
USD	737,967,232	SEK	6,639,225,223	State Street Bank and Trust Company	12/19/2018	9,176,397	—
USD	69,422,822	SGD	95,512,480	Barclays Bank PLC Wholesale	12/19/2018	400,942	—
USD	335,217,753	SGD	460,397,286	Citibank N.A.	12/19/2018	2,512,678	—
USD	64,549,704	SGD	88,841,372	Deutsche Bank AG London	12/19/2018	348,684	—
USD	166,699,528	SGD	229,205,988	J. Aron & Company	12/19/2018	1,064,329	—
USD	396,965,879	SGD	544,918,664	Morgan Stanley Capital Services, Inc.	12/19/2018	3,181,615	—
USD	401,343,795	SGD	551,197,230	State Street Bank and Trust Company	12/19/2018	3,022,349	—
						$147,036,444	$(132,945,777)

Derivatives Currency Abbreviations
AUD	Australian Dollar
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2018, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q1	10/18
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		12/18

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Shares	Value
Common stocks 96.2%		$84,681,709
(Cost $77,001,759)
Communication services 19.6%		17,218,157
Entertainment 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	78,742	2,604,785
Interactive media and services 16.6%
Alphabet, Inc., Class A (A)	3,381	3,687,251
CarGurus, Inc. (A)	83,743	3,719,864
Facebook, Inc., Class A (A)	27,972	4,245,870
Twitter, Inc. (A)	85,191	2,960,387
Consumer discretionary 22.0%		19,403,070
Household durables 8.4%
Lennar Corp., A Shares	96,495	4,147,355
NVR, Inc. (A)	419	938,154
Tempur Sealy International, Inc. (A)	50,362	2,327,228
Internet and direct marketing retail 7.2%
Amazon.com, Inc. (A)	3,971	6,345,698
Leisure products 4.4%
Polaris Industries, Inc.	43,710	3,889,316
Specialty retail 1.1%
Group 1 Automotive, Inc.	16,813	970,783
Textiles, apparel and luxury goods 0.9%
Salvatore Ferragamo SpA	33,166	784,536
Consumer staples 1.6%		1,421,961
Beverages 1.6%
Anheuser-Busch InBev SA, ADR	7,941	587,475
Diageo PLC, ADR	6,040	834,486
Energy 5.5%		4,851,755
Energy equipment and services 1.9%
National Oilwell Varco, Inc.	25,292	930,746
Schlumberger, Ltd.	15,069	773,190
Oil, gas and consumable fuels 3.6%
Cheniere Energy, Inc. (A)	29,322	1,771,342
Kinder Morgan, Inc.	27,674	471,011
Suncor Energy, Inc.	27,183	905,466
Financials 19.5%		17,134,196
Banks 10.2%
Bank of America Corp.	151,869	4,176,398
Citigroup, Inc.	66,265	4,337,707
First Hawaiian, Inc.	17,968	445,247
Capital markets 7.7%
Morgan Stanley	63,116	2,881,877
The Goldman Sachs Group, Inc.	17,313	3,901,831
Consumer finance 1.6%
American Express Company	6,818	700,413
Synchrony Financial	23,917	690,723
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 6.1%		$5,344,873
Biotechnology 3.6%
Alnylam Pharmaceuticals, Inc. (A)	5,445	437,941
Amgen, Inc.	14,023	2,703,494
Health care equipment and supplies 1.1%
Hologic, Inc. (A)	25,381	989,605
Pharmaceuticals 1.4%
Allergan PLC	7,682	1,213,833
Industrials 10.8%		9,531,428
Electrical equipment 1.8%
Regal Beloit Corp.	10,128	726,178
Sensata Technologies Holding PLC (A)	18,785	881,017
Industrial conglomerates 5.6%
General Electric Company	488,343	4,932,264
Machinery 0.4%
The Manitowoc Company, Inc. (A)	19,285	352,530
Professional services 2.3%
IHS Markit, Ltd. (A)	38,284	2,011,058
Trading companies and distributors 0.7%
United Rentals, Inc. (A)	3,805	456,866
WESCO International, Inc. (A)	3,418	171,515
Information technology 8.7%		7,695,797
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	5,109	427,674
Software 3.2%
Workday, Inc., Class A (A)	21,065	2,802,066
Technology hardware, storage and peripherals 5.0%
Apple, Inc.	20,406	4,466,057
Real estate 2.4%		2,080,472
Equity real estate investment trusts 2.0%
American Tower Corp.	11,251	1,753,018
Real estate management and development 0.4%
Five Point Holdings LLC, Class A (A)	43,086	327,454

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%				$3,238,097
(Cost $3,238,097)
U.S. Government Agency 1.2%				1,046,000
Federal Home Loan Bank Discount Note	2.050	11-01-18	1,046,000	1,046,000

	Yield (%)	Shares	Value
Money market funds 0.0%			34,097
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0858(B)	34,097	34,097

	Par value^	Value
Repurchase agreement 2.5%		2,158,000
Barclays Tri-Party Repurchase Agreement dated 10-31-18 at 2.180% to be repurchased at $2,158,131 on 11-1-18, collateralized by $2,463,500 U.S. Treasury Bonds, 2.750% due 8-15-47 (valued at $2,201,302, including interest)	2,158,000	2,158,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Total investments (Cost $80,239,856) 99.9%	$87,919,806
Other assets and liabilities, net 0.1%	45,169
Total net assets 100.0%	$87,964,975

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31,2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$17,218,157	$17,218,157	—	—
Consumer discretionary	19,403,070	18,618,534	$784,536	—
Consumer staples	1,421,961	1,421,961	—	—
Energy	4,851,755	4,851,755	—	—
Financials	17,134,196	17,134,196	—	—
Health care	5,344,873	5,344,873	—	—
Industrials	9,531,428	9,531,428	—	—
Information technology	7,695,797	7,695,797	—	—
Real estate	2,080,472	2,080,472	—	—
Short-term investments	3,238,097	34,097	3,204,000	—
Total investments in securities	$87,919,806	$83,931,270	$3,988,536	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       5

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q1	10/18
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		12/18

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Shares	Value
Common stocks 94.1%		$111,142,267
(Cost $99,827,658)
Communication services 2.3%		2,766,797
Entertainment 1.7%
Twenty-First Century Fox, Inc., Class A	45,619	2,076,577
Media 0.6%
Comcast Corp., Class A	18,097	690,220
Consumer discretionary 9.3%		10,949,190
Auto components 0.3%
Adient PLC	10,231	311,227
Household durables 4.6%
Lennar Corp., A Shares	91,743	3,943,114
Tempur Sealy International, Inc. (A)	32,796	1,515,503
Internet and direct marketing retail 2.1%
eBay, Inc. (A)	85,897	2,493,590
Specialty retail 2.3%
AutoZone, Inc. (A)	2,129	1,561,558
Group 1 Automotive, Inc.	19,470	1,124,198
Consumer staples 2.9%		3,456,845
Beverages 1.9%
Anheuser-Busch InBev SA, ADR	14,376	1,063,536
Heineken Holding NV	14,031	1,213,629
Food products 1.0%
Danone SA	16,659	1,179,680
Energy 9.8%		11,588,313
Energy equipment and services 2.0%
Baker Hughes, a GE Company	37,841	1,009,976
National Oilwell Varco, Inc.	35,946	1,322,813
Oil, gas and consumable fuels 7.8%
Chevron Corp.	23,076	2,576,435
Exxon Mobil Corp.	17,669	1,407,866
Kinder Morgan, Inc.	218,837	3,724,606
Suncor Energy, Inc.	46,431	1,546,617
Financials 31.6%		37,291,007
Banks 15.8%
Bank of America Corp.	210,412	5,786,330
CIT Group, Inc.	44,677	2,116,796
Citigroup, Inc.	86,115	5,637,088
JPMorgan Chase & Co.	35,311	3,849,605
Wells Fargo & Company	23,477	1,249,681
Capital markets 9.7%
Affiliated Managers Group, Inc.	11,272	1,281,176
Morgan Stanley	100,283	4,578,922
The Goldman Sachs Group, Inc.	24,897	5,611,037
Consumer finance 4.7%
American Express Company	36,721	3,772,348
Synchrony Financial	61,576	1,778,315
Insurance 1.4%
Prudential Financial, Inc.	17,378	1,629,709
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 11.2%		$13,262,280
Biotechnology 3.7%
Amgen, Inc.	3,598	693,658
Biogen, Inc. (A)	7,190	2,187,701
Gilead Sciences, Inc.	21,688	1,478,688
Health care equipment and supplies 2.3%
Danaher Corp.	27,432	2,726,741
Health care providers and services 0.8%
Patterson Companies, Inc.	41,099	928,015
Pharmaceuticals 4.4%
Allergan PLC	18,710	2,956,366
Merck & Company, Inc.	31,125	2,291,111
Industrials 13.7%		16,197,613
Aerospace and defense 4.0%
L3 Technologies, Inc.	7,361	1,394,689
United Technologies Corp.	26,638	3,308,706
Industrial conglomerates 5.3%
General Electric Company	621,855	6,280,736
Machinery 1.4%
Parker-Hannifin Corp.	8,034	1,218,195
The Manitowoc Company, Inc. (A)	24,924	455,611
Road and rail 2.2%
Union Pacific Corp.	17,825	2,606,372
Trading companies and distributors 0.8%
United Rentals, Inc. (A)	7,773	933,304
Information technology 11.4%		13,404,632
Communications equipment 1.5%
Cisco Systems, Inc.	37,266	1,704,920
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	6,631	555,081
Software 5.4%
Microsoft Corp.	40,282	4,302,520
Oracle Corp.	42,403	2,070,963
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	21,800	4,771,148
Materials 1.9%		2,225,590
Chemicals 1.9%
LyondellBasell Industries NV, Class A	24,931	2,225,590

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.9%				$5,819,000
(Cost $5,819,000)
U.S. Government Agency 1.6%				1,900,000
Federal Home Loan Bank Discount Note	2.050	11-01-18	1,900,000	1,900,000

	Par value^	Value
Repurchase agreement 3.3%		3,919,000
Barclays Tri-Party Repurchase Agreement dated 10-31-18 at 2.180% to be repurchased at $3,919,237 on 11-1-18, collateralized by $4,473,800 U.S. Treasury Bonds, 2.750% due 8-15-47 (valued at $3,997,640, including interest)	3,919,000	3,919,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND	3

Total investments (Cost $105,646,658) 99.0%	$116,961,267
Other assets and liabilities, net 1.0%	1,230,355
Total net assets 100.0%	$118,191,622

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$2,766,797	$2,766,797	—	—
Consumer discretionary	10,949,190	10,949,190	—	—
Consumer staples	3,456,845	1,063,536	$2,393,309	—
Energy	11,588,313	11,588,313	—	—
Financials	37,291,007	37,291,007	—	—
Health care	13,262,280	13,262,280	—	—
Industrials	16,197,613	16,197,613	—	—
Information technology	13,404,632	13,404,632	—	—
Materials	2,225,590	2,225,590	—	—
Short-term investments	5,819,000	—	5,819,000	—
Total investments in securities	$116,961,267	$108,748,958	$8,212,309	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       5

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q1	10/18
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		12/18

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Contracts/Notional amount	Value
Purchased options 0.9%		$98,809
(Cost $107,541)
Calls 0.7%		72,751
Over the Counter Option on the EUR vs. GBP (Expiration Date: 10-11-19; Strike Price: EUR 0.91; Counterparty: Goldman Sachs Bank USA) (A)(B)	1,000,000	31,685
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-20-18; Strike Price: EUR 1.16 Counterparty: Goldman Sachs Bank USA) (A)(B)	1,000,000	5,696
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-20-18; Strike Price: EUR 1.18; Counterparty: Morgan Stanley & Company, Inc.) (A)(B)	1,000,000	1,783
Over the Counter Option on the GBP vs. USD (Expiration Date: 11-28-18; Strike Price: GBP 1.34; Counterparty: Canadian Imperial Bank of Commerce) (A)(B)	1,000,000	528
Over the Counter Option on the USD vs. CNY (Expiration Date: 2-15-19; Strike Price: $7.05; Counterparty: UBS AG) (A)(B)	2,500,000	29,148
Over the Counter Option on the USD vs. JPY (Expiration Date: 12-27-18; Strike Price: $116.00; Counterparty: HSBC Bank USA) (A)(B)	3,000,000	3,911
Puts 0.2%		26,058
Over the Counter Option on the EUR vs. USD (Expiration Date: 10-23-19; Strike Price: EUR 1.14 Counterparty: HSBC Bank USA) (A)(B)	1,200,000	26,058

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 96.2%				$10,087,440
(Cost $10,088,169)
Commercial paper 85.7%				8,990,294
Apple, Inc.	2.140	11-01-18	500,000	499,970
Barclays Bank PLC	2.400	11-29-18	500,000	499,078
BASF SE	2.270	11-05-18	500,000	499,846
CAFCO LLC	2.200	11-30-18	500,000	499,042
Cummins, Inc.	2.280	11-13-18	500,000	499,593
Danske Corp.	2.250	12-04-18	500,000	498,899
Emerson Electric Company	2.170	11-21-18	500,000	499,340
Exxon Mobil Corp.	2.150	11-01-18	500,000	499,970
John Deere, Ltd.	2.260	11-06-18	500,000	499,814
Manhattan Asset Funding Company LLC	2.340	11-15-18	500,000	499,525
MUFG Bank, Ltd.	2.250	11-08-18	500,000	499,754
National Rural Utilities Cooperative Finance Corp.	2.220	11-07-18	500,000	499,782
Nestle Capital Corp.	2.240	01-02-19	500,000	497,939
NSTAR Electric Company	2.230	11-05-18	500,000	499,845
Praxair, Inc.	2.200	11-26-18	500,000	499,183
PSP Capital, Inc.	2.190	11-13-18	500,000	499,596
The Coca-Cola Company	2.210	11-05-18	500,000	499,845
Wal-Mart Stores, Inc.	2.280	11-23-18	500,000	499,273

	Yield (%)	Shares	Value
Money market funds 10.5%			1,097,146

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.0858(C)	1,097,146	1,097,146

Total investments (Cost $10,195,710) 97.1%	$10,186,249
Other assets and liabilities, net 2.9%	302,860
Total net assets 100.0%	$10,489,109

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	For this type of option, notional amounts are equivalent to number of contracts.
(C)	The rate shown is the annualized seven-day yield as of 10-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 10-31-18:
United States	76.1%
Canada	9.5%
Germany	4.8%
Japan	4.8%
United Kingdom	4.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	14	Long	Dec 2018	$1,657,498	$1,658,125	$627
CME E-Mini Energy Sector Futures	2	Long	Dec 2018	154,665	135,060	(19,605)
FTSE 100 Index Futures	1	Long	Dec 2018	88,632	90,548	1,916
MSCI Emerging Markets Index Futures	3	Long	Dec 2018	147,874	143,505	(4,369)
Nikkei 225 Mini Index Futures	15	Long	Dec 2018	304,490	290,867	(13,623)
Russell 2000 E-Mini Index Futures	2	Long	Dec 2018	159,315	151,190	(8,125)
Euro-BTP Italian Government Bond Futures	3	Short	Dec 2018	(410,469)	(413,327)	(2,858)
German Euro BUND Futures	7	Short	Dec 2018	(1,270,620)	(1,270,630)	(10)
NASDAQ 100 Index E-Mini Futures	1	Short	Dec 2018	(148,347)	(139,510)	8,837
S&P 500 Index E-Mini Futures	5	Short	Dec 2018	(710,013)	(677,775)	32,238
						$(4,972)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	704,176	USD	550,000	Royal Bank of Canada	11/21/2018	—	$(14,918)
EUR	420,000	GBP	377,185	Goldman Sachs Bank USA	11/21/2018	—	(6,098)
EUR	420,000	SEK	4,368,042	UBS AG	11/21/2018	—	(1,628)
GBP	371,218	EUR	420,000	Goldman Sachs Bank USA	11/21/2018	—	(1,535)
GBP	400,000	USD	528,020	Citibank N.A.	11/21/2018	—	(16,328)
JPY	67,494,000	USD	600,000	HSBC Bank USA	1/4/2019	$1,584	—
NOK	3,600,000	SEK	3,983,666	Citibank N.A.	11/21/2018	—	(8,585)
NOK	3,750,000	SEK	4,048,208	Morgan Stanley Capital Services, Inc.	11/21/2018	2,159	—
SEK	4,375,137	EUR	420,000	Royal Bank of Canada	11/21/2018	2,405	—
SEK	4,113,326	NOK	3,750,000	JPMorgan Chase Bank N.A.	11/21/2018	4,968	—
USD	550,000	CAD	708,902	Citibank N.A.	11/21/2018	11,327	—
USD	526,719	GBP	400,000	Citibank N.A.	11/21/2018	15,025	—
USD	525,000	JPY	59,025,855	Goldman Sachs Bank USA	11/21/2018	1,187	—
						$38,655	$(49,092)
WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
E-Mini NASDAQ 100 Index EOM Futures	USD	6,800.00	Nov 2018	1	20	$2,638	$(2,825)
						$2,638	$(2,825)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus Pound Sterling	Goldman Sachs Bank USA	EUR	0.95	Oct 2019	1,000,000	16,198	(17,627)
Euro versus U.S. Dollar	Goldman Sachs Bank USA	EUR	1.18	Dec 2018	2,000,000	4,979	(3,566)
Euro versus U.S. Dollar	Morgan Stanley and Company	EUR	1.20	Dec 2018	2,000,000	4,626	(870)
Pound Sterling versus U.S. Dollar	Merrill Lynch International	GBP	1.34	Nov 2018	1,000,000	8,023	(343)
U.S. Dollar versus Chinese Yuan	UBS AG	USD	7.25	Feb 2019	5,000,000	20,800	(26,280)
						$54,626	$(48,686)
Puts
4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Foreign currency options (continued)
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.09	Oct 2019	1,200,000	11,989	(14,048)
						$11,989	$(14,048)
						$66,615	$(62,734)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m ET., or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Purchased options	$98,809	—	$98,809	—
Short-term investments	10,087,440	$1,097,146	8,990,294	—
Total investments in securities	$10,186,249	$1,097,146	$9,089,103	—
Derivatives:
Assets
Futures	$43,618	$43,618	—	—
Forward foreign currency contracts	38,655	—	$38,655	—
Liabilities
Futures	(48,590)	(48,590)	—	—
Forward foreign currency contracts	(49,092)	—	(49,092)	—
Written options	(65,559)	(2,825)	(62,734)	—

       6

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2018, the fund used futures contracts to maintain diversity of the fund, manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2018, the fund used purchased options to manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased or to be purchased.

During the period ended October 31, 2018, the fund wrote option contracts to manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased or to be purchased.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q1	10/18
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		12/18

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 11.4%					$338,282,733
(Cost $361,220,547)
United States 11.4%					338,282,733
U.S. Treasury
Treasury Inflation Protected Security (A)	0.625	02-15-43		30,154,400	28,374,430
Treasury Inflation Protected Security (A)	0.750	02-15-42		30,325,000	30,071,381
Treasury Inflation Protected Security (A)	0.750	02-15-45		30,138,900	28,228,186
Treasury Inflation Protected Security	0.875	02-15-47		31,044,200	29,081,896
Treasury Inflation Protected Security (A)	1.000	02-15-46		28,128,900	27,783,728
Treasury Inflation Protected Security	1.000	02-15-48		12,442,700	11,777,075
Treasury Inflation Protected Security (A)	1.375	02-15-44		30,182,500	33,097,918
Treasury Inflation Protected Security	2.125	02-15-40		19,886,400	26,791,840
Treasury Inflation Protected Security (A)	2.125	02-15-41		31,445,900	42,016,399
Treasury Inflation Protected Security (A)	2.500	01-15-29		8,827,300	11,708,623
Treasury Inflation Protected Security (A)	3.375	04-15-32		12,870,500	23,226,628

Treasury Inflation Protected Security	3.875	04-15-29		23,781,000	46,124,629
Foreign government obligations 19.3%					$571,053,380
(Cost $575,290,090)
Argentina 0.2%					7,129,552
Provincia de Buenos Aires Bond (Argentina Deposit Rate Badlar Private Banks + 3.830%) (B)	50.224	05-31-22	ARS	51,214,000	1,419,441
Republic of Argentina Bond (7 day Argentina Central Bank Repo Reference Rate) (B)	67.467	06-21-20	ARS	169,625,980	5,710,111
Brazil 12.3%					363,460,389
Federative Republic of Brazil
Bill (C)	7.526	07-01-20	BRL	315,892,000	75,077,720
Bill (C)	8.331	07-01-21	BRL	436,084,000	94,368,976
Note	10.000	01-01-21	BRL	98,597,000	28,296,584
Note	10.000	01-01-23	BRL	297,225,000	84,508,859
Note	10.000	01-01-25	BRL	90,729,000	25,541,426
Note	10.000	01-01-27	BRL	200,595,000	55,666,824
Colombia 0.7%					21,752,848
Republic of Colombia
Bond	7.000	05-04-22	COP	9,425,400,000	3,025,574
Bond	7.750	09-18-30	COP	27,447,800,000	8,781,091
Bond	10.000	07-24-24	COP	27,505,800,000	9,946,183
Czech Republic 0.4%					11,354,222
Czech Republic
Bond	0.450	10-25-23	CZK	141,760,000	5,778,390
Bond	2.400	09-17-25	CZK	124,970,000	5,575,832
Dominican Republic 0.1%					3,608,132
Government of Dominican Republic Bond (D)	11.250	02-05-27	DOP	173,600,000	3,608,132
Hungary 0.3%					7,469,064
Republic of Hungary Bond	1.000	09-23-20	HUF	2,134,520,000	7,469,064
Indonesia 0.9%					26,657,721
Republic of Indonesia
Bond	5.625	05-15-23	IDR	19,350,000,000	1,141,717
Bond	7.000	05-15-22	IDR	65,817,000,000	4,167,964
Bond	7.000	05-15-27	IDR	165,107,000,000	9,785,325
Bond	7.500	08-15-32	IDR	43,330,000,000	2,532,393
2	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond	7.500	05-15-38	IDR	24,976,000,000	$1,412,883
Bond	8.250	05-15-36	IDR	41,730,000,000	2,569,267
Bond	8.375	09-15-26	IDR	77,894,000,000	5,048,172
Malaysia 0.6%					16,625,898
Government of Malaysia
Bond	3.492	03-31-20	MYR	11,108,000	2,654,014
Bond	3.844	04-15-33	MYR	6,848,000	1,503,910
Bond	4.059	09-30-24	MYR	28,304,000	6,775,908
Bond	4.160	07-15-21	MYR	10,732,000	2,597,349
Bond	4.378	11-29-19	MYR	12,827,000	3,094,717
Mexico 1.0%					30,516,547
Government of Mexico
Bond	5.000	12-11-19	MXN	175,089,600	8,293,747
Bond	6.500	06-09-22	MXN	233,753,800	10,743,360
Bond	7.500	06-03-27	MXN	94,170,100	4,265,487
Bond	8.000	11-07-47	MXN	106,897,700	4,720,533
Bond	10.000	12-05-24	MXN	47,803,700	2,493,420
Peru 0.3%					7,771,170
Republic of Peru
Bond	6.900	08-12-37	PEN	9,302,000	2,876,259
Bond	8.200	08-12-26	PEN	14,178,000	4,894,911
Poland 0.7%					20,861,920
Republic of Poland
Bond	1.500	04-25-20	PLN	36,326,000	9,459,244
Bond	5.250	10-25-20	PLN	36,135,000	10,088,776
Bond	5.500	10-25-19	PLN	4,842,000	1,313,900
South Africa 1.0%					28,077,325
Republic of South Africa
Bond	6.250	03-31-36	ZAR	51,434,000	2,402,920
Bond	8.000	01-31-30	ZAR	65,569,000	3,903,974
Bond	8.250	03-31-32	ZAR	43,052,000	2,540,431
Bond	8.750	02-28-48	ZAR	94,090,000	5,494,652
Bond	9.000	01-31-40	ZAR	42,254,000	2,549,343
Bond	10.500	12-21-26	ZAR	155,484,000	11,186,005
Thailand 0.5%					16,150,211
Kingdom of Thailand
Bond	1.250	03-12-28	THB	439,960,000	13,037,364
Bond	3.650	12-17-21	THB	98,760,000	3,112,847
Turkey 0.2%					6,691,457
Republic of Turkey
Bond	7.100	03-08-23	TRY	19,932,000	2,319,623
Bond	9.200	09-22-21	TRY	15,730,000	2,138,758
Bond	12.200	01-18-23	TRY	15,800,000	2,233,076
Uruguay 0.1%					2,926,924

Republic of Uruguay Bond	4.375	12-15-28	UYU	51,360,000	2,926,924
Corporate bonds 5.4%					$160,184,746
(Cost $164,288,265)
Australia 0.0%					1,011,138
BHP Billiton Finance, Ltd. (6.500% to 10-22-22, then 5 Year British Pound Swap Rate + 4.817%)	6.500	10-22-77	GBP	710,000	1,011,138
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Austria 0.0%					$651,723
Sappi Papier Holding GmbH	4.000	04-01-23	EUR	560,000	651,723
Canada 0.2%					5,842,771
Clearwater Seafoods, Inc. (D)	6.875	05-01-25		947,000	906,753
First Quantum Minerals, Ltd. (D)	6.875	03-01-26		989,000	854,249
First Quantum Minerals, Ltd. (D)	7.000	02-15-21		973,000	951,716
First Quantum Minerals, Ltd. (D)	7.250	05-15-22		458,000	435,673
Mattamy Group Corp. (D)	6.875	12-15-23		1,604,000	1,561,895
Mercer International, Inc.	5.500	01-15-26		298,000	288,971
Mercer International, Inc.	6.500	02-01-24		468,000	472,680
Mercer International, Inc.	7.750	12-01-22		357,000	370,834
Cayman Islands 0.1%					3,210,728
Shelf Drilling Holdings, Ltd. (D)	8.250	02-15-25		923,000	925,308
Tecnoglass, Inc. (D)	8.200	01-31-22		1,300,000	1,361,750
Transocean Guardian, Ltd. (D)	5.875	01-15-24		933,000	923,670
Denmark 0.1%					2,727,561
Danske Bank A/S (5.875% to 4-6-22, then 5 Year Euro Swap Rate + 5.471%) (E)	5.875	04-06-22	EUR	475,000	543,391
DKT Finance ApS (D)	9.375	06-17-23		1,213,000	1,273,650
Welltec A/S (D)	9.500	12-01-22		884,000	910,520
France 0.1%					2,322,159
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24		680,000	703,034
La Financiere Atalian SASU	4.000	05-15-24	EUR	500,000	505,252
Paprec Holding SA	4.000	03-31-25	EUR	680,000	768,848
SPCM SA (D)	4.875	09-15-25		373,000	345,025
Germany 0.2%					5,447,343
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (E)	7.625	04-30-20	EUR	600,000	704,574
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)	2.750	09-15-21	EUR	480,000	545,702
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)	3.250	09-15-23	EUR	210,000	238,093
Nidda Healthcare Holding GmbH	3.500	09-30-24	EUR	320,000	356,972
Platin 1426 GmbH	5.375	06-15-23	EUR	781,000	857,844
RWE AG (7.000% to 3-20-19, then 5 Year British Pound Swap Rate + 5.100%) (E)	7.000	03-20-19	GBP	400,000	517,671
Tele Columbus AG (D)	3.875	05-02-25	EUR	690,000	722,078
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	880,000	1,044,570
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (E)	4.625	03-24-26	EUR	400,000	459,839
India 0.0%					1,203,053
Vedanta Resources PLC (D)	6.375	07-30-22		1,286,000	1,203,053
Ireland 0.1%					2,046,060
Ardagh Packaging Finance PLC (D)	4.250	09-15-22		200,000	194,000
Ardagh Packaging Finance PLC (D)	4.625	05-15-23		200,000	194,500
Ardagh Packaging Finance PLC	6.750	05-15-24	EUR	775,000	930,906
Smurfit Kappa Acquisitions ULC	4.125	01-30-20	EUR	615,000	726,654
Italy 0.1%					2,977,323
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (E)	7.000	01-19-21	EUR	340,000	392,320
Telecom Italia SpA (D)	5.303	05-30-24		1,421,000	1,339,293
UniCredit SpA	6.950	10-31-22	EUR	580,000	730,629
Wind Tre SpA	2.625	01-20-23	EUR	350,000	368,404
4	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Italy (continued)
Wind Tre SpA (Greater of 3 month EURIBOR + 2.750% or 2.750%) (B)	2.750	01-20-24	EUR	140,000	$146,677
Jamaica 0.0%					545,893
Digicel, Ltd.	6.000	04-15-21		412,000	373,890
Digicel, Ltd. (D)	6.750	03-01-23		214,000	172,003
Jersey, Channel Islands 0.0%					466,256
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	470,000	466,256
Luxembourg 0.2%					4,998,141
Altice Luxembourg SA	7.250	05-15-22	EUR	490,000	542,508
Altice Luxembourg SA (D)	7.750	05-15-22		732,000	677,100
Dufry Finance SCA	4.500	08-01-23	EUR	375,000	439,344
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	425,000	518,790
Intralot Capital Luxembourg SA	5.250	09-15-24	EUR	630,000	550,034
LHMC Finco Sarl (D)	6.250	12-20-23	EUR	328,000	383,748
LHMC Finco Sarl (D)	7.875	12-20-23		352,000	354,288
Matterhorn Telecom SA	3.875	05-01-22	EUR	730,000	840,143
Telecom Italia Finance SA	7.750	01-24-33	EUR	480,000	692,186
Mexico 0.1%					3,245,780
Cemex SAB de CV (D)	5.700	01-11-25		270,000	263,844
Cemex SAB de CV (D)	7.750	04-16-26		1,122,000	1,187,918
Petroleos Mexicanos	7.190	09-12-24	MXN	43,374,900	1,794,018
Netherlands 0.4%					10,531,661
Cimpress NV (D)	7.000	06-15-26		1,058,000	1,056,678
Energizer Gamma Acquisition BV (D)	4.625	07-15-26	EUR	710,000	823,208
InterXion Holding NV (D)	4.750	06-15-25	EUR	695,000	820,617
Marfrig Holdings Europe BV (D)	8.000	06-08-23		973,000	983,946
Nyrstar Netherlands Holdings BV	6.875	03-15-24	EUR	576,000	394,684
OCI NV	5.000	04-15-23	EUR	690,000	820,579
OI European Group BV (D)	4.000	03-15-23		1,648,000	1,542,940
Teva Pharmaceutical Finance Netherlands II BV	1.125	10-15-24	EUR	119,000	118,130
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	260,000	275,610
Teva Pharmaceutical Finance Netherlands II BV	3.250	04-15-22	EUR	340,000	396,575
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		940,000	935,464
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		611,000	624,807
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		630,000	612,990
Ziggo Bond Company BV	7.125	05-15-24	EUR	665,000	800,284
Ziggo BV	4.250	01-15-27	EUR	290,000	325,149
Norway 0.0%					895,944
Nassa Topco AS	2.875	04-06-24	EUR	760,000	895,944
Switzerland 0.0%					1,184,827
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (E)	7.125	07-29-22		550,000	558,250
UBS Group Funding Switzerland AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (E)	7.125	08-10-21		606,000	626,577
United Kingdom 0.4%					10,456,737
Arqiva Broadcast Finance PLC	6.750	09-30-23	GBP	370,000	485,412
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (E)	7.875	09-15-22	GBP	395,000	526,494
CYBG PLC (8.000% to 12-8-22, then 5 Year British Pound Swap Rate + 6.250%) (E)	8.000	12-08-22	GBP	382,000	492,545
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21		450,000	466,313
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
International Game Technology PLC (D)	3.500	07-15-24	EUR	633,000	$716,888
KCA Deutag UK Finance PLC (D)	9.625	04-01-23		1,516,000	1,425,040
Nomad Foods Bondco PLC	3.250	05-15-24	EUR	920,000	1,048,649
Pinnacle Bidco PLC	6.375	02-15-25	GBP	575,000	751,307
Santander UK Group Holdings PLC (7.375% to 6-24-22, then 5 Year British Pound Swap Rate + 5.543%) (E)	7.375	06-24-22	GBP	355,000	471,009
TalkTalk Telecom Group PLC	5.375	01-15-22	GBP	550,000	699,456
Tesco Property Finance 2 PLC	6.052	10-13-39	GBP	396,018	605,952
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21		700,000	735,875
Thomas Cook Finance 2 PLC	3.875	07-15-23	EUR	175,000	175,899
Virgin Media Finance PLC (D)	6.000	10-15-24		520,000	507,650
Virgin Media Secured Finance PLC	5.500	01-15-25	GBP	738,000	960,857
Virgin Media Secured Finance PLC (6.000% to 1-15-21, then 11.000% thereafter) (D)	6.000	01-15-25	GBP	270,000	387,391
United States 3.4%					100,419,648
ACI Worldwide, Inc. (D)	5.750	08-15-26		1,491,000	1,491,000
Alliance Data Systems Corp. (D)	5.375	08-01-22		1,288,000	1,292,830
Alliance Data Systems Corp. (D)	5.875	11-01-21		528,000	537,134
Ally Financial, Inc.	5.750	11-20-25		478,000	489,950
Apergy Corp. (D)	6.375	05-01-26		767,000	776,588
Asbury Automotive Group, Inc.	6.000	12-15-24		902,000	886,215
Avantor, Inc.	4.750	10-01-24	EUR	1,087,000	1,252,169
Avis Budget Car Rental LLC (D)	5.125	06-01-22		804,000	824,607
Avis Budget Car Rental LLC	5.500	04-01-23		793,000	771,193
Bausch Health Companies, Inc. (D)	5.500	11-01-25		236,000	231,280
Bausch Health Companies, Inc. (D)	7.000	03-15-24		2,311,000	2,420,056
Bruin E&P Partners LLC (D)	8.875	08-01-23		754,000	742,690
Builders FirstSource, Inc. (D)	5.625	09-01-24		811,000	756,258
BWAY Holding Company (D)	4.750	04-15-24	EUR	518,000	590,817
BWAY Holding Company (D)	5.500	04-15-24		802,000	769,920
Calpine Corp.	5.750	01-15-25		678,000	605,827
CCO Holdings LLC (D)	5.500	05-01-26		1,179,000	1,148,051
CCO Holdings LLC (D)	5.875	04-01-24		1,236,000	1,246,815
CEMEX Finance LLC (D)	6.000	04-01-24		248,000	247,442
Centene Corp.	4.750	01-15-25		1,254,000	1,238,588
Century Communities, Inc.	5.875	07-15-25		1,169,000	1,057,945
CenturyLink, Inc.	5.625	04-01-20		850,000	860,625
Change Healthcare Holdings LLC (D)	5.750	03-01-25		1,126,000	1,100,665
Charter Communications Operating LLC	6.384	10-23-35		581,000	600,012
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		1,785,000	1,930,031
Cheniere Energy Partners LP	5.250	10-01-25		1,208,000	1,185,350
Commercial Metals Company (D)	5.750	04-15-26		928,000	890,880
Consolidated Communications, Inc.	6.500	10-01-22		1,135,000	1,041,930
Crestwood Midstream Partners LP	6.250	04-01-23		900,000	918,000
CSC Holdings LLC (D)	6.625	10-15-25		474,000	496,515
CSC Holdings LLC (D)	10.125	01-15-23		1,139,000	1,236,350
CSC Holdings LLC (D)	10.875	10-15-25		1,414,000	1,631,403
DaVita, Inc.	5.125	07-15-24		727,000	694,285
Dell International LLC (D)	5.875	06-15-21		437,000	443,028
DISH DBS Corp.	5.875	07-15-22		632,000	597,240
DISH DBS Corp.	6.750	06-01-21		304,000	307,040
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		1,412,000	1,516,135
Encompass Health Corp.	5.750	11-01-24		964,000	961,590
6	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Energizer Gamma Acquisition, Inc. (D)	6.375	07-15-26		102,000	$102,000
Energy Transfer LP	5.875	01-15-24		285,000	299,250
Energy Transfer LP	7.500	10-15-20		727,000	769,711
ESH Hospitality, Inc. (D)	5.250	05-01-25		1,636,000	1,548,065
Exela Intermediate LLC (D)	10.000	07-15-23		1,163,000	1,209,171
First Data Corp. (D)	5.750	01-15-24		392,000	394,450
First Data Corp. (D)	7.000	12-01-23		1,501,000	1,556,537
GLP Capital LP	5.375	04-15-26		1,046,000	1,039,463
Graham Holdings Company (D)	5.750	06-01-26		578,000	582,335
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		378,000	371,385
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		1,043,000	941,308
HCA, Inc.	5.250	04-15-25		379,000	387,054
HCA, Inc.	7.500	11-15-95		1,685,000	1,672,363
IQVIA, Inc.	3.250	03-15-25	EUR	500,000	572,191
Iron Mountain, Inc. (D)	5.250	03-15-28		1,649,000	1,479,978
Iron Mountain, Inc.	6.000	08-15-23		595,000	609,131
j2 Cloud Services LLC (D)	6.000	07-15-25		1,060,000	1,050,725
Lennar Corp.	2.950	11-29-20		798,000	776,055
Lennar Corp.	4.750	11-29-27		659,000	614,518
Magnolia Oil & Gas Operating LLC (D)	6.000	08-01-26		469,000	463,138
MDC Holdings, Inc.	6.000	01-15-43		1,453,000	1,162,400
Meredith Corp. (D)	6.875	02-01-26		1,548,000	1,548,000
Meritage Homes Corp.	6.000	06-01-25		1,407,000	1,368,308
MGM Resorts International	6.000	03-15-23		592,000	600,880
Moss Creek Resources Holdings, Inc. (D)	7.500	01-15-26		1,138,000	1,094,984
MPT Operating Partnership LP	4.000	08-19-22	EUR	700,000	864,524
MPT Operating Partnership LP	5.250	08-01-26		159,000	153,435
Navient Corp.	4.875	06-17-19		1,242,000	1,246,658
Navient Corp.	6.625	07-26-21		638,000	656,343
Netflix, Inc. (D)	5.875	11-15-28		1,057,000	1,038,503
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26		1,436,000	1,400,100
Nine Energy Service, Inc. (D)	8.750	11-01-23		170,000	172,550
Novelis Corp. (D)	5.875	09-30-26		371,000	349,668
Novelis Corp. (D)	6.250	08-15-24		1,275,000	1,262,250
NRG Energy, Inc.	6.250	05-01-24		88,000	89,837
NRG Energy, Inc.	7.250	05-15-26		981,000	1,042,313
Oasis Petroleum, Inc.	6.875	03-15-22		1,036,000	1,042,475
Oasis Petroleum, Inc.	6.875	01-15-23		390,000	393,413
Parsley Energy LLC (D)	5.375	01-15-25		597,000	585,060
Pitney Bowes, Inc.	3.875	10-01-21		1,042,000	989,900
Post Holdings, Inc. (D)	5.000	08-15-26		1,645,000	1,517,513
Sanchez Energy Corp. (D)	7.250	02-15-23		867,000	791,138
Sirius XM Radio, Inc. (D)	6.000	07-15-24		880,000	899,624
SM Energy Company	6.750	09-15-26		776,000	777,940
Sprint Communications, Inc.	6.000	11-15-22		918,000	926,606
Sprint Corp.	7.625	02-15-25		687,000	713,621
Sprint Corp.	7.625	03-01-26		293,000	303,438
Sprint Spectrum Company LLC (D)	4.738	03-20-25		1,280,000	1,278,400
Standard Industries, Inc. (D)	6.000	10-15-25		1,055,000	1,037,856
Staples, Inc. (D)	8.500	09-15-25		803,000	726,715
Steel Dynamics, Inc.	4.125	09-15-25		964,000	901,340
Steel Dynamics, Inc.	5.000	12-15-26		312,000	304,980
Symantec Corp.	4.200	09-15-20		1,236,000	1,232,648
Tenet Healthcare Corp.	4.500	04-01-21		244,000	242,780
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Tenet Healthcare Corp.	4.625	07-15-24		1,382,000	$1,332,041
Tenet Healthcare Corp.	5.125	05-01-25		534,000	513,975
Tennant Company	5.625	05-01-25		1,013,000	1,007,935
The Goodyear Tire & Rubber Company	5.125	11-15-23		1,094,000	1,073,214
T-Mobile USA, Inc.	6.500	01-15-26		870,000	917,850
TopBuild Corp. (D)	5.625	05-01-26		1,095,000	1,042,988
TransDigm, Inc.	6.000	07-15-22		753,000	756,765
TransDigm, Inc.	6.500	07-15-24		920,000	929,973
TTM Technologies, Inc. (D)	5.625	10-01-25		614,000	598,650
Versum Materials, Inc. (D)	5.500	09-30-24		1,043,000	1,032,570
Viking Cruises, Ltd. (D)	6.250	05-15-25		1,540,000	1,540,000
Vistra Energy Corp.	7.375	11-01-22		456,000	473,100
Vistra Energy Corp.	7.625	11-01-24		961,000	1,016,258
WMG Acquisition Corp. (D)	3.625	10-15-26	EUR	423,000	477,483
WMG Acquisition Corp. (D)	5.500	04-15-26		621,000	605,475
WPX Energy, Inc.	5.750	06-01-26		193,000	192,035
WPX Energy, Inc.	8.250	08-01-23		1,106,000	1,242,868
Wyndham Destinations, Inc.	4.150	04-01-24		228,000	219,450
Wyndham Destinations, Inc.	4.500	04-01-27		344,000	318,630
Wyndham Destinations, Inc.	5.100	10-01-25		888,000	883,560
XPO Logistics, Inc. (D)	6.500	06-15-22		754,000	772,850
Zayo Group LLC (D)	5.750	01-15-27		803,000	787,101

ZF North America Capital, Inc. (D)	4.750	04-29-25		1,800,000	1,741,395
Convertible bonds 0.0%					$214,370
(Cost $226,830)
Italy 0.0%					214,370
Telecom Italia SpA	1.125	03-26-22	EUR	200,000	214,370

	Shares	Value
Common stocks 30.3%		$897,082,110
(Cost $862,046,442)
Australia 0.1%		3,101,716
Dexus	127,725	922,854
Goodman Group	133,448	980,769
Mirvac Group	349,480	537,583
The GPT Group	180,604	660,510
Belgium 0.2%		5,895,145
Umicore SA	125,235	5,895,145
Canada 0.2%		5,371,676
Alimentation Couche-Tard, Inc., Class B	16,552	790,478
Canadian Apartment Properties REIT	41,867	1,488,696
Restaurant Brands International, Inc.	20,361	1,115,172
RioCan Real Estate Investment Trust	76,814	1,400,384
SmartCentres Real Estate Investment Trust	25,250	576,946
China 0.0%		723,371
Tianhe Chemicals Group, Ltd. (D)(F)(G)	4,848,409	723,371
Denmark 0.4%		12,375,797
Coloplast A/S, B Shares	50,569	4,718,777
Novo Nordisk A/S, B Shares	177,301	7,657,020
8	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Finland 0.9%		$27,569,617
Kesko OYJ, B Shares	44,758	2,613,969
Kone OYJ, B Shares	110,885	5,397,241
Nokia OYJ	898,262	5,073,881
Nordea Bank ABP	734,368	6,382,302
Sampo OYJ, A Shares	101,628	4,673,550
Stora Enso OYJ, R Shares	228,196	3,428,674
France 3.1%		91,079,839
Airbus SE	55,768	6,163,127
AXA SA	396,985	9,935,164
Cie Generale des Etablissements Michelin SCA	46,013	4,710,535
Gecina SA	19,678	2,886,016
Klepierre SA	131,455	4,454,649
Orange SA	348,837	5,444,740
Suez	211,030	3,043,944
Thales SA	27,134	3,465,482
TOTAL SA	729,991	42,832,302
Unibail-Rodamco-Westfield	19,177	3,470,234
Vivendi SA	193,781	4,673,646
Germany 2.0%		60,429,482
Allianz SE	22,586	4,705,089
BASF SE	104,287	8,002,791
Bayer AG	96,351	7,385,502
Covestro AG (D)	53,872	3,474,123
Deutsche Post AG	182,060	5,748,563
Deutsche Telekom AG	405,680	6,653,797
Deutsche Wohnen SE	90,806	4,153,461
E.ON SE	470,896	4,553,568
LEG Immobilien AG	7,424	811,506
Muenchener Rueckversicherungs-Gesellschaft AG	10,604	2,277,574
Siemens AG	76,004	8,736,370
TUI AG	176,709	2,931,828
Vonovia SE	21,781	995,310
Hong Kong 0.1%		1,806,472
China Metal Recycling Holdings, Ltd. (F)(G)	1,799,400	0
Hongkong Land Holdings, Ltd.	80,114	474,432
Link REIT	80,089	711,759
New World Development Company, Ltd.	254,434	323,682
Sun Hung Kai Properties, Ltd.	22,822	296,599
Ireland 0.5%		14,692,820
Allegion PLC	12,434	1,065,967
CRH PLC	159,845	4,767,860
Medtronic PLC	12,551	1,127,331
Paddy Power Betfair PLC	45,874	3,959,377
Ryanair Holdings PLC, ADR (G)	45,559	3,772,285
Italy 1.3%		39,671,552
Enel SpA	1,537,483	7,538,339
Eni SpA	1,554,926	27,614,951
Mediobanca Banca di Credito Finanziario SpA	515,917	4,518,262
Japan 0.2%		5,161,587
Japan Retail Fund Investment Corp.	506	934,579
LaSalle Logiport REIT	381	350,840
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	9

	Shares	Value
Japan (continued)
Nippon Building Fund, Inc.	277	$1,582,956
Nomura Real Estate Master Fund, Inc.	676	875,607
Orix JREIT, Inc.	235	359,504
United Urban Investment Corp.	696	1,058,101
Netherlands 2.2%		66,600,545
Akzo Nobel NV	67,575	5,673,906
ASML Holding NV	52,058	8,966,637
ING Groep NV	435,802	5,155,944
Koninklijke KPN NV	1,739,891	4,590,724
Royal Dutch Shell PLC, A Shares	860,515	27,331,044
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	379,895	12,102,741
Signify NV (D)	112,832	2,779,549
Portugal 0.1%		2,731,105
Galp Energia SGPS SA	157,067	2,731,105
Singapore 0.1%		1,667,928
CapitaLand Mall Trust	262,700	400,122
City Developments, Ltd.	173,015	988,764
Frasers Logistics & Industrial Trust	378,993	279,042
Spain 1.8%		52,871,343
Amadeus IT Group SA	36,345	2,926,650
Banco Santander SA	1,333,113	6,342,860
Bankinter SA	927,429	7,598,387
Industria de Diseno Textil SA	151,388	4,266,803
Inmobiliaria Colonial Socimi SA	146,132	1,467,233
Merlin Properties Socimi SA	217,845	2,729,600
Repsol SA	1,541,227	27,539,810
Sweden 1.1%		31,457,715
Assa Abloy AB, B Shares	188,873	3,756,828
Atlas Copco AB, A Shares	133,391	3,297,661
Castellum AB	22,226	383,126
Essity AB, B Shares	199,899	4,561,988
Fabege AB	89,012	1,136,629
Swedbank AB, A Shares	403,142	9,068,497
Swedish Match AB	71,429	3,638,500
Volvo AB, B Shares	375,949	5,614,486
Switzerland 1.9%		55,595,112
Nestle SA	139,577	11,783,524
Novartis AG	126,506	11,078,430
Partners Group Holding AG	9,101	6,479,503
Roche Holding AG	55,492	13,504,667
Zurich Insurance Group AG	41,062	12,748,988
United Kingdom 5.8%		171,375,236
Anglo American PLC	163,387	3,487,231
AstraZeneca PLC	31,983	2,446,370
Aviva PLC	465,941	2,546,316
Barratt Developments PLC	375,466	2,462,671
Bellway PLC	58,472	2,144,614
BP PLC	6,155,303	44,464,198
British American Tobacco PLC	253,279	10,979,715
Dixons Carphone PLC	718,943	1,554,373
10	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
DS Smith PLC	582,309	$2,921,792
GlaxoSmithKline PLC	489,456	9,479,669
Hammerson PLC	249,889	1,395,127
HSBC Holdings PLC	1,779,187	14,642,003
Imperial Brands PLC	142,612	4,830,644
Inchcape PLC	375,268	2,591,857
Johnson Matthey PLC	72,440	2,746,472
National Grid PLC	639,008	6,750,511
Phoenix Group Holdings	949,813	7,300,399
Prudential PLC	258,688	5,179,873
Reckitt Benckiser Group PLC	62,139	5,024,816
RELX PLC	248,635	4,917,171
Rio Tinto PLC	191,123	9,279,172
Segro PLC	516,289	4,047,642
Standard Chartered PLC	725,015	5,081,421
The British Land Company PLC	137,628	1,039,412
Unilever NV	138,230	7,427,749
Vodafone Group PLC	3,527,722	6,634,018
United States 8.3%		246,904,052
Adobe, Inc. (G)	4,302	1,057,260
Alexandria Real Estate Equities, Inc.	55,972	6,841,458
Allergan PLC	6,128	968,285
Alphabet, Inc., Class A (G)	1,108	1,208,363
Alphabet, Inc., Class C (G)	2,783	2,996,651
Altria Group, Inc.	9,356	608,514
Amazon.com, Inc. (G)	1,522	2,432,171
American Tower Corp.	16,439	2,561,361
AmerisourceBergen Corp.	8,913	784,344
Anadarko Petroleum Corp.	14,437	768,048
Anthem, Inc.	3,622	998,115
Apple, Inc.	18,330	4,011,691
AvalonBay Communities, Inc.	20,111	3,527,067
Bank of America Corp.	78,335	2,154,213
Baxter International, Inc.	23,667	1,479,424
Booking Holdings, Inc. (G)	812	1,522,159
Boston Scientific Corp. (G)	50,465	1,823,805
Brixmor Property Group, Inc.	59,257	959,963
Broadcom, Inc.	8,556	1,912,180
Burlington Stores, Inc. (G)	4,623	792,798
Camden Property Trust	12,712	1,147,512
CDW Corp.	6,379	574,174
Celanese Corp.	13,455	1,304,328
Chevron Corp.	256,903	28,683,220
Cisco Systems, Inc.	34,872	1,595,394
Citigroup, Inc.	11,521	754,165
CMS Energy Corp.	49,820	2,467,086
Comcast Corp., Class A	44,514	1,697,764
Constellation Brands, Inc., Class A	4,414	879,401
CSX Corp.	37,499	2,582,181
Deere & Company	5,047	683,566
Digital Realty Trust, Inc.	43,711	4,513,598
Douglas Emmett, Inc.	70,939	2,567,282
DowDuPont, Inc.	31,321	1,688,828
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	11

	Shares	Value
United States (continued)
Duke Realty Corp.	83,080	$2,290,516
Electronic Arts, Inc. (G)	11,693	1,063,829
EOG Resources, Inc.	8,640	910,138
Equinix, Inc.	3,116	1,180,154
Equity LifeStyle Properties, Inc.	27,920	2,643,745
Essex Property Trust, Inc.	4,234	1,061,803
Exxon Mobil Corp.	367,079	29,248,855
Facebook, Inc., Class A (G)	6,173	937,000
Federal Realty Investment Trust	15,932	1,976,365
First Data Corp., Class A (G)	64,601	1,210,623
First Republic Bank	15,844	1,441,646
General Dynamics Corp.	7,106	1,226,353
Highwoods Properties, Inc.	43,850	1,869,764
Host Hotels & Resorts, Inc.	49,380	943,652
Hudson Pacific Properties, Inc.	75,176	2,277,833
Huntington Bancshares, Inc.	52,776	756,280
Hyatt Hotels Corp., Class A	7,033	486,684
Intercontinental Exchange, Inc.	19,386	1,493,497
Invitation Homes, Inc.	112,422	2,459,793
Johnson & Johnson	20,871	2,921,731
Lear Corp.	3,542	470,732
Marathon Oil Corp.	58,447	1,109,909
Martin Marietta Materials, Inc.	2,671	457,489
Marvell Technology Group, Ltd.	60,272	989,064
Mastercard, Inc., Class A	16,473	3,256,218
McDonald's Corp.	9,241	1,634,733
Microsoft Corp.	35,630	3,805,640
Mondelez International, Inc., Class A	30,998	1,301,296
National Retail Properties, Inc.	48,849	2,283,691
NextEra Energy, Inc.	11,206	1,933,035
NVIDIA Corp.	4,096	863,560
Occidental Petroleum Corp.	391,684	26,270,246
Pfizer, Inc.	27,079	1,166,022
Prologis, Inc.	182,056	11,737,150
Raytheon Company	8,070	1,412,573
Regency Centers Corp.	63,864	4,046,423
Service Corp. International	12,032	498,967
Simon Property Group, Inc.	31,314	5,746,745
Steel Dynamics, Inc.	21,345	845,262
Taubman Centers, Inc.	32,745	1,801,302
The Boeing Company	2,749	975,510
The Charles Schwab Corp.	24,523	1,133,944
The Coca-Cola Company	16,812	804,959
The Goldman Sachs Group, Inc.	5,548	1,250,353
The Home Depot, Inc.	9,515	1,673,498
The Kraft Heinz Company	11,631	639,356
The TJX Companies, Inc.	10,610	1,165,827
UDR, Inc.	23,069	904,074
UnitedHealth Group, Inc.	11,789	3,081,055
Ventas, Inc.	11,812	685,568
Verizon Communications, Inc.	38,659	2,207,042
Vertex Pharmaceuticals, Inc. (G)	5,536	938,131
Vornado Realty Trust	39,588	2,695,151
Wells Fargo & Company	29,273	1,558,202
12	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Welltower, Inc.	87,857	$5,804,712
Yum! Brands, Inc.	8,959	809,983

	Contracts/Notional amount	Value
Purchased options 2.7%		$81,076,874
(Cost $78,603,626)
Calls 0.9%		26,467,731
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-21-18; Strike Price: $7,575.00; Notional Amount: 3,800) (G)	38	128,440
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-21-18; Strike Price: $7,600.00; Notional Amount: 3,600) (G)	36	108,900
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-21-18; Strike Price: $7,625.00; Notional Amount: 1,800) (G)	18	48,690
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-21-18; Strike Price: $7,700.00; Notional Amount: 1,300) (G)	13	24,765
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-18-20; Strike Price: $2,850.00; Notional Amount: 101,900) (G)	1,019	23,228,105
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,655.00; Notional Amount: 20,000) (G)	200	2,175,000
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,910.00; Notional Amount: 12,000) (G)	120	75,000
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,925.00; Notional Amount: 40,100) (G)	401	196,490
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,930.00; Notional Amount: 13,100) (G)	131	58,950
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 12-24-18; Strike Price: EUR 102.30; Counterparty: BNP Paribas SA) (G)(H)	111,958	178,096
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 12-24-18; Strike Price: EUR 105.00; Counterparty: Societe Generale Paris) (G)(H)	261,299	245,295
Puts 1.8%		54,609,143
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-20-19; Strike Price: EUR 3,200.00; Notional Amount: 18,310) (G)	1,831	5,669,963
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,550.00; Notional Amount: 3,800) (G)	38	3,208,910
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,600.00; Notional Amount: 4,400) (G)	44	3,834,820
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 12-20-19; Strike Price: $7,675.00; Notional Amount: 3,000) (G)	30	2,739,150
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 6-21-19; Strike Price: $7,425.00; Notional Amount: 6,700) (G)	67	4,539,920
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 6-21-19; Strike Price: $7,550.00; Notional Amount: 13,400) (G)	134	10,052,010
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 6-21-19; Strike Price: $7,600.00; Notional Amount: 6,900) (G)	69	5,386,140
Exchange Traded Option on NASDAQ 100 Stock Index (Expiration Date: 6-21-19; Strike Price: $7,650.00; Notional Amount: 4,600) (G)	46	3,736,120
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,915.00; Notional Amount: 4,700) (G)	47	981,830
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,940.00; Notional Amount: 3,700) (G)	37	857,845
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 12-24-18; Strike Price EUR 105.08; Counterparty: BNP Paribas SA) (G)(H)	109,246	1,141,621
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 12-24-18; Strike Price: EUR 102.99; Counterparty: BNP Paribas SA) (G)(H)	8,965	76,656
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 12-24-18; Strike Price: EUR 105.01; Counterparty: Deutsche Bank AG) (G)(H)	112,925	1,172,597
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 12-24-18; Strike Price: EUR 105.52; Counterparty: BNP Paribas SA) (G)(H)	142,121	1,545,159
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	13

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 12-13-18; Strike Price: BRL 84,170.00; Counterparty: Goldman Sachs) (G)(H)	749	$343,596
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 12-13-18; Strike Price: BRL 84,684.00; Counterparty: Goldman Sachs) (G)(H)	1,231	616,836
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 12-13-18; Strike Price: BRL 85,493.00; Counterparty: Morgan Stanley & Company, Inc.) (G)(H)	645	370,200
Over the Counter Option on Swiss Market Index (Expiration Date: 12-24-18; Strike Price: CHF 8,881.90; Counterparty: Merrill Lynch) (G)(H)	2,817	432,883
Over the Counter Option on Swiss Market Index (Expiration Date: 12-24-18; Strike Price: CHF 8,895.90; Counterparty: Merrill Lynch) (G)(H)	2,414	382,413
Over the Counter Option on Swiss Market Index (Expiration Date: 12-24-18; Strike Price: CHF 8,917.90; Counterparty: Merrill Lynch) (G)(H)	2,817	467,843
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-23-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	106,400,000	2,500,888
Over the Counter Option on the EUR vs. USD (Expiration Date: 8-30-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	82,200,000	1,935,069
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-9-19; Strike Price EUR 1.14; Counterparty: Deutsche Bank AG) (G)(H)	110,400,000	2,616,674

	Shares	Value
Rights 0.0%		$51,791
(Cost $53,450)
Banco Santander SA (Expiration Date: 11-2-18) (G)(I)	1,333,113	51,791

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 26.4%				$782,119,415
(Cost $782,064,565)
Certificate of deposit 7.3%				214,780,175
ABN AMRO Bank NV	2.390	01-07-19	20,000,000	19,907,000
ABN AMRO Bank NV	2.460	01-15-19	10,000,000	9,999,050
Bank of Montreal	2.320	11-26-18	25,000,000	24,999,975
China Construction Bank Corp.	2.500	12-10-18	25,000,000	25,004,000
Credit Suisse Group AG	2.660	04-15-19	20,000,000	20,001,260
First Abu Dhabi Bank PJSC	2.430	01-18-19	20,000,000	19,994,440
Mizuho Bank, Ltd.	2.336	11-13-18	25,000,000	24,979,250
Mizuho Bank, Ltd.	2.504	01-16-19	20,000,000	19,894,800
Sumitomo Mitsui Banking Corp.	2.230	11-02-18	25,000,000	24,999,750
The Toronto-Dominion Bank	2.320	11-19-18	25,000,000	25,000,650
Commercial paper 5.2%				154,854,128
Asian Development Bank	2.196	11-20-18	25,000,000	24,969,250
BNG Bank NV	2.260	11-27-18	15,000,000	14,974,485
Dekabank Deutsche Girozentrale	2.583	01-24-19	15,500,000	15,409,558
KfW	0.596	11-01-19	40,000,000	39,817,480
Nationwide Building Society	2.464	01-24-19	15,000,000	14,908,230
The Norinchukin Bank	2.454	01-22-19	20,000,000	19,884,800
UBS AG	2.478	01-10-19	25,000,000	24,890,325
Time deposits 8.4%				248,186,950
BNP Paribas SA	2.100	11-01-18	1,600,366	1,600,366
DZ Bank AG	2.180	11-01-18	101,611,928	101,611,928
KBC Bank NV	2.170	11-01-18	73,383,827	73,383,827
Natixis SA	2.180	11-01-18	46,445,604	46,445,604
Sumitomo Mitsui Financial Group, Inc.	2.220	11-07-18	25,145,225	25,145,225
U.S. Government 1.9%				56,926,313
U.S. Treasury Bill	1.965	11-01-18	41,951,600	41,951,600
14	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	2.106	11-29-18	15,000,000	14,974,713

	Yield (%)	Shares	Value
Money market funds 3.6%			107,371,849

Federated Government Obligations Fund, Institutional Class	2.0314(J)	107,371,849	107,371,849
Total investments (Cost $2,823,793,815) 95.5%			$2,830,065,419
Other assets and liabilities, net 4.5%			131,987,072
Total net assets 100.0%			$2,962,052,491

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
(I)	Strike price and/or expiration date not available.
(J)	The rate shown is the annualized seven-day yield as of 10-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following portfolio composition as a percentage of net assets on 10-31-18:
Foreign government obligations	19.3%
U.S. Government and Agency obligations	11.4%
Corporate bonds	5.4%
Common stocks	30.3%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	15

Energy	9.0%
Financials	4.3%
Real estate	4.1%
Health care	2.4%
Industrials	2.1%
Consumer staples	1.9%
Materials	1.9%
Consumer discretionary	1.3%
Communication services	1.2%
Information technology	1.1%
Utilities	1.0%
Purchased options	2.7%
Short-term investments and other	30.9%
TOTAL	100.0%
16	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	7,928	Long	Dec 2018	$625,914,315	$625,626,841	$(287,474)
Mini MSCI Emerging Markets Index Futures	3,692	Long	Dec 2018	186,116,792	176,606,820	(9,509,972)
S&P 500 Index E-Mini Futures	722	Long	Dec 2018	96,740,819	97,870,710	1,129,891
S&P MidCap 400 Index E-Mini Futures	220	Long	Dec 2018	44,919,560	40,145,600	(4,773,960)
Euro STOXX 50 Index Futures	5,578	Short	Dec 2018	(205,370,777)	(201,035,191)	4,335,586
FTSE 100 Index Futures	1,497	Short	Dec 2018	(139,040,625)	(135,578,622)	3,462,003
Nasdaq 100 E-Mini Futures	704	Short	Dec 2018	(106,126,630)	(98,215,040)	7,911,590
OMX Stockholm 30 Index Futures	2,153	Short	Nov 2018	(36,185,165)	(36,003,354)	181,811
Russell 2000 Mini Index Futures	1,956	Short	Dec 2018	(168,209,606)	(147,863,820)	20,345,786
						$22,795,261
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	25,470,000	USD	18,036,965	Citigroup	11/1/2018	—	$(382)
AUD	31,130,000	USD	22,046,422	UBS AG	11/1/2018	—	(1,709)
AUD	56,600,000	USD	40,163,020	Goldman Sachs	11/8/2018	—	(79,113)
AUD	13,675,356	USD	9,802,194	HSBC	11/14/2018	—	(116,727)
AUD	20,100,000	USD	14,263,865	Goldman Sachs	11/15/2018	—	(28,038)
AUD	645,364	USD	457,062	Goldman Sachs	3/20/2019	$864	—
BRL	198,000,000	USD	52,505,967	Citigroup	11/6/2018	677,196	—
BRL	51,000,000	USD	12,811,329	Citigroup	12/10/2018	843,657	—
BRL	195,000,000	USD	46,297,395	Deutsche Bank	12/11/2018	5,908,910	—
BRL	29,250,000	USD	7,893,096	JPMorgan Chase	1/25/2019	—	(90,716)
BRL	198,000,000	USD	52,897,331	Citigroup	2/6/2019	—	(133,329)
CAD	5,703,549	USD	4,448,204	Nomura Securities	11/14/2018	—	(114,759)
CAD	847,343	USD	660,885	Natwest Markets PLC	12/10/2018	—	(16,742)
CAD	13,942,081	USD	10,874,355	HSBC	12/11/2018	—	(275,396)
CAD	626,854	USD	477,648	Goldman Sachs	12/14/2018	—	(1,065)
CAD	925,356	USD	704,313	HSBC	12/14/2018	—	(786)
CHF	4,250,000	USD	4,403,794	Merrill Lynch	12/11/2018	—	(167,590)
CHF	335,609	USD	347,419	Goldman Sachs	12/14/2018	—	(12,769)
CHF	332,746	USD	344,814	JPMorgan Chase	12/14/2018	—	(13,019)
CHF	6,638,861	USD	6,935,189	Morgan Stanley	12/14/2018	—	(315,304)
CNY	62,000,000	USD	8,926,001	HSBC	11/6/2018	—	(37,255)
CZK	168,000,000	USD	7,608,992	Deutsche Bank	1/25/2019	—	(213,392)
DKK	46,817,262	USD	7,408,035	Citigroup	12/14/2018	—	(271,911)
DKK	8,303,907	USD	1,318,109	JPMorgan Chase	12/14/2018	—	(52,386)
DKK	20,345,057	USD	3,198,249	Merrill Lynch	12/14/2018	—	(97,153)
EUR	16,300,000	USD	19,139,346	RBC Dominion Securities	11/2/2018	—	(677,250)
EUR	22,225,198	USD	25,666,836	Natwest Markets PLC	11/14/2018	—	(469,479)
EUR	36,550,000	USD	42,355,737	Citigroup	12/11/2018	—	(815,738)
EUR	15,500,000	USD	18,050,347	RBC Dominion Securities	12/11/2018	—	(434,205)
EUR	24,845,490	USD	29,114,705	Barclays Capital	12/14/2018	—	(867,505)
EUR	210,310	USD	246,356	HSBC	12/14/2018	—	(7,252)
EUR	3,296,529	USD	3,886,436	Merrill Lynch	12/14/2018	—	(138,564)
EUR	1,821,960	USD	2,129,661	Morgan Stanley	12/14/2018	—	(58,248)
EUR	9,255,880	USD	10,823,002	RBC Dominion Securities	12/14/2018	—	(299,857)
EUR	8,753,551	USD	10,278,212	Morgan Stanley	3/20/2019	—	(235,839)
GBP	206,943	USD	267,480	BNP Paribas SA	11/14/2018	—	(2,825)
GBP	49,636	USD	63,939	Citigroup	11/14/2018	—	(460)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	10,621	USD	13,686	HSBC	11/14/2018	—	$(103)
GBP	89,466	USD	116,366	Merrill Lynch	11/14/2018	—	(1,950)
GBP	6,322,988	USD	8,213,631	Natwest Markets PLC	11/14/2018	—	(127,283)
GBP	332,480	USD	433,431	RBC Dominion Securities	11/14/2018	—	(8,229)
GBP	510,610	USD	665,877	UBS AG	11/14/2018	—	(12,868)
GBP	6,100,000	USD	7,882,507	Citigroup	12/11/2018	—	(70,391)
GBP	39,699	USD	52,090	Citigroup	12/14/2018	—	(1,239)
GBP	13,250,823	USD	17,318,309	HSBC	12/14/2018	—	(344,899)
GBP	7,221,253	USD	9,553,549	Morgan Stanley	12/14/2018	—	(303,612)
GBP	1,051,598	USD	1,385,625	Nomura Securities	12/14/2018	—	(38,599)
GBP	2,692,930	USD	3,524,741	RBC Dominion Securities	12/14/2018	—	(75,279)
HKD	4,336,676	USD	553,348	HSBC	11/14/2018	—	(93)
HKD	70,746,190	USD	9,032,854	JPMorgan Chase	11/14/2018	—	(7,341)
HKD	69,000,000	USD	8,804,633	HSBC	12/11/2018	$5,254	—
HUF	1,780,000,000	USD	6,414,454	Deutsche Bank	1/25/2019	—	(158,190)
IDR	47,000,000,000	USD	3,090,072	Deutsche Bank	11/2/2018	1,524	—
IDR	88,300,000,000	USD	5,722,247	JPMorgan Chase	1/25/2019	—	(7,030)
INR	790,000,000	USD	10,776,891	Natwest Markets PLC	11/2/2018	—	(93,275)
INR	4,924,000,000	USD	70,816,549	Citigroup	11/5/2018	—	(4,261,008)
JPY	4,279,775,000	CAD	50,000,000	RBC Dominion Securities	1/22/2019	166,802	—
JPY	4,259,325,000	CAD	50,000,000	RBC Dominion Securities	2/8/2019	27,858	—
JPY	4,261,575,000	CAD	50,000,000	RBC Dominion Securities	2/14/2019	63,631	—
JPY	4,258,450,000	CAD	50,000,000	RBC Dominion Securities	2/22/2019	56,536	—
JPY	60,343,151	USD	545,074	Natwest Markets PLC	11/14/2018	—	(9,817)
JPY	1,857,339,574	USD	16,409,068	Societe Generale	11/14/2018	65,958	—
JPY	1,890,000,000	USD	17,182,555	Citigroup	11/19/2018	—	(411,737)
JPY	3,953,000,000	USD	35,766,939	JPMorgan Chase	12/5/2018	—	(644,712)
JPY	3,894,000,000	USD	35,138,886	Natwest Markets PLC	12/10/2018	—	(520,541)
JPY	3,953,000,000	USD	35,741,944	JPMorgan Chase	12/12/2018	—	(590,824)
JPY	3,400,000,000	USD	30,162,038	Citigroup	1/23/2019	198,126	—
JPY	3,500,000,000	USD	31,049,823	JPMorgan Chase	1/23/2019	203,287	—
JPY	1,485,000,000	USD	13,319,289	Citigroup	1/28/2019	—	(53,534)
JPY	1,215,000,000	USD	10,897,633	Natwest Markets PLC	1/28/2019	—	(43,834)
JPY	52,519,265	USD	469,434	Deutsche Bank	3/20/2019	1,700	—
JPY	39,662,169	USD	353,690	Natwest Markets PLC	3/20/2019	2,107	—
MXN	99,000,000	USD	5,074,076	Citigroup	11/5/2018	—	(202,839)
MYR	15,000,000	USD	3,605,769	Barclays Capital	11/2/2018	—	(21,112)
RUB	290,000,000	USD	4,407,764	Merrill Lynch	11/2/2018	—	(5,403)
RUB	2,037,452,777	USD	30,769,563	Goldman Sachs	1/25/2019	—	(138,512)
SEK	34,687,685	USD	3,858,553	Merrill Lynch	11/14/2018	—	(64,286)
SEK	41,290,036	USD	4,577,277	Morgan Stanley	12/14/2018	—	(47,147)
SGD	251,880	USD	183,350	JPMorgan Chase	11/14/2018	—	(1,462)
SGD	4,089,466	USD	2,973,867	Societe Generale	11/14/2018	—	(20,761)
TRY	59,690,000	USD	9,661,390	Barclays Capital	1/25/2019	483,531	—
USD	27,914,241	AUD	37,600,000	Barclays Capital	11/1/2018	1,287,797	—
USD	14,107,821	AUD	19,000,000	Morgan Stanley	11/1/2018	652,969	—
USD	14,265,287	AUD	19,244,000	Barclays Capital	11/8/2018	636,758	—
USD	14,392,091	AUD	19,425,120	Citigroup	11/8/2018	635,294	—
USD	13,287,571	AUD	17,930,880	Goldman Sachs	11/8/2018	588,989	—
USD	524,953	AUD	717,764	Goldman Sachs	11/14/2018	16,602	—
USD	9,632,632	AUD	12,957,591	JPMorgan Chase	11/14/2018	455,516	—
USD	15,010,424	AUD	20,234,500	Barclays Capital	11/15/2018	679,337	—
USD	14,691,153	AUD	19,810,000	Morgan Stanley	11/15/2018	660,719	—
USD	12,279,776	AUD	16,555,500	Societe Generale	11/15/2018	554,341	—
18	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	20,461,673	AUD	28,300,000	BNP Paribas SA	11/21/2018	$416,889	—
USD	20,460,965	AUD	28,300,000	Morgan Stanley	11/21/2018	416,181	—
USD	13,709,998	AUD	18,678,000	Barclays Capital	11/29/2018	479,291	—
USD	13,915,370	AUD	18,961,000	HSBC	11/29/2018	484,198	—
USD	13,917,169	AUD	18,961,000	Morgan Stanley	11/29/2018	485,997	—
USD	1,866,099	AUD	2,600,000	Citigroup	12/11/2018	24,113	—
USD	18,057,237	AUD	25,470,000	Citigroup	2/1/2019	—	$(755)
USD	22,071,170	AUD	31,130,000	UBS AG	2/1/2019	291	—
USD	9,817,593	AUD	13,675,356	HSBC	3/20/2019	114,092	—
USD	53,297,443	BRL	198,000,000	Citigroup	11/6/2018	114,280	—
USD	43,566,068	BRL	182,500,000	BNP Paribas SA	12/13/2018	—	(5,286,317)
USD	41,997,865	BRL	177,000,000	BNP Paribas SA	1/15/2019	—	(5,257,324)
USD	58,175,063	BRL	238,000,000	Deutsche Bank	1/18/2019	—	(5,349,360)
USD	50,959,471	BRL	192,000,000	JPMorgan Chase	1/24/2019	—	(260,577)
USD	3,575,813	BRL	13,400,000	BNP Paribas SA	1/25/2019	1,389	—
USD	12,311,645	BRL	46,000,000	JPMorgan Chase	1/25/2019	41,235	—
USD	8,415,222	BRL	31,600,000	BNP Paribas SA	1/30/2019	—	(10,376)
USD	24,938,325	BRL	93,000,000	Barclays Capital	1/30/2019	141,471	—
USD	20,909,846	BRL	78,000,000	Deutsche Bank	1/30/2019	112,485	—
USD	47,925,773	BRL	187,500,000	Barclays Capital	3/26/2019	—	(1,852,746)
USD	8,714,597	BRL	33,200,000	JPMorgan Chase	3/26/2019	—	(99,519)
USD	4,173,429	CAD	5,403,801	Merrill Lynch	11/14/2018	67,727	—
USD	230,365	CAD	299,748	RBC Dominion Securities	11/14/2018	2,622	—
USD	649,501	CAD	847,343	Deutsche Bank	12/10/2018	5,357	—
USD	2,242,749	CAD	2,942,081	Societe Generale	12/11/2018	6,139	—
USD	4,450,442	CAD	5,703,549	Nomura Securities	12/14/2018	114,164	—
USD	25,219	CAD	32,739	Deutsche Bank	3/20/2019	287	—
USD	19,749,914	CHF	19,000,000	JPMorgan Chase	11/20/2018	854,148	—
USD	40,485,449	CHF	38,865,670	JPMorgan Chase	12/14/2018	1,730,863	—
USD	8,983,554	CNY	62,000,000	HSBC	11/6/2018	94,809	—
USD	8,866,009	CNY	62,000,000	HSBC	2/13/2019	22,782	—
USD	8,589,011	DKK	55,000,000	Citigroup	11/20/2018	226,332	—
USD	17,572,171	DKK	112,301,231	Citigroup	12/14/2018	454,650	—
USD	19,252,667	EUR	16,300,000	BNP Paribas SA	11/2/2018	790,571	—
USD	503,968	EUR	440,044	BNP Paribas SA	11/14/2018	5,077	—
USD	25,417,278	EUR	21,785,154	Morgan Stanley	11/14/2018	718,812	—
USD	87,301,575	EUR	75,000,000	UBS AG	11/20/2018	2,231,181	—
USD	39,812,374	EUR	33,900,000	BNP Paribas SA	12/7/2018	1,301,764	—
USD	8,659,888	EUR	7,300,000	Citigroup	12/11/2018	363,253	—
USD	164,314,379	EUR	141,100,000	Morgan Stanley	12/11/2018	3,950,661	—
USD	477,050	EUR	406,790	Citigroup	12/14/2018	14,565	—
USD	182,094,234	EUR	156,162,298	JPMorgan Chase	12/14/2018	4,551,035	—
USD	4,966,000	EUR	4,192,200	Nomura Securities	12/14/2018	199,827	—
USD	53,882,136	EUR	46,200,000	Citigroup	1/15/2019	1,178,883	—
USD	54,591,131	EUR	46,900,000	Citigroup	1/18/2019	1,074,144	—
USD	27,747,935	EUR	23,840,833	JPMorgan Chase	1/18/2019	543,468	—
USD	234,688	EUR	201,123	Morgan Stanley	1/18/2019	5,190	—
USD	54,590,662	EUR	46,900,000	Citigroup	1/22/2019	1,053,409	—
USD	120,695,455	EUR	104,100,000	JPMorgan Chase	1/23/2019	1,852,054	—
USD	25,955,853	EUR	22,225,198	Natwest Markets PLC	3/20/2019	458,346	—
USD	9,792,791	GBP	7,522,743	UBS AG	11/14/2018	172,099	—
USD	58,358,250	GBP	45,000,000	Morgan Stanley	11/20/2018	793,299	—
USD	157,876,764	GBP	120,860,217	Barclays Capital	12/7/2018	3,135,656	—
USD	38,639,139	GBP	30,000,000	Morgan Stanley	12/11/2018	218,894	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,240,371	GBP	941,559	Citigroup	12/14/2018	$34,297	—
USD	427,160	GBP	322,323	Merrill Lynch	12/14/2018	14,286	—
USD	118,799,226	GBP	91,498,041	RBC Dominion Securities	12/14/2018	1,596,409	—
USD	7,918,647	GBP	5,974,430	Natwest Markets PLC	1/18/2019	249,540	—
USD	8,266,453	GBP	6,322,988	Natwest Markets PLC	3/20/2019	125,453	—
USD	9,587,878	HKD	75,082,866	JPMorgan Chase	11/14/2018	9,110	—
USD	18,897,840	HKD	148,000,000	Citigroup	12/11/2018	1,271	—
USD	18,501,786	HKD	145,000,000	Societe Generale	12/11/2018	—	$(11,745)
USD	7,914,169	HKD	62,000,000	UBS AG	12/11/2018	—	(1,962)
USD	9,048,448	HKD	70,746,190	JPMorgan Chase	3/20/2019	1,253	—
USD	6,336,953	HUF	1,780,000,000	JPMorgan Chase	1/25/2019	80,689	—
USD	3,210,383	IDR	47,000,000,000	Citigroup	11/2/2018	118,786	—
USD	3,038,138	IDR	47,000,000,000	Deutsche Bank	2/4/2019	1,891	—
USD	11,364,454	INR	790,000,000	BNP Paribas SA	11/2/2018	680,838	—
USD	67,761,067	INR	4,924,000,000	BNP Paribas SA	11/5/2018	1,205,525	—
USD	10,636,722	INR	790,000,000	Natwest Markets PLC	2/4/2019	107,415	—
USD	1,415,021	JPY	156,140,237	BNP Paribas SA	11/14/2018	30,022	—
USD	15,934,775	JPY	1,761,542,488	Citigroup	11/14/2018	309,491	—
USD	16,771,258	JPY	1,890,000,000	Goldman Sachs	11/19/2018	439	—
USD	35,117,987	JPY	3,953,000,000	Goldman Sachs	12/5/2018	—	(4,240)
USD	8,416,057	JPY	947,000,000	Goldman Sachs	12/10/2018	—	(2,940)
USD	745,824	JPY	82,513,837	HSBC	12/11/2018	12,175	—
USD	15,782,827	JPY	1,769,746,694	Societe Generale	3/20/2019	—	(93,043)
USD	29,413,075	KRW	33,000,000,000	HSBC	11/9/2018	459,931	—
USD	29,258,285	KRW	32,800,000,000	HSBC	11/15/2018	485,403	—
USD	29,234,814	KRW	32,800,000,000	HSBC	11/20/2018	465,934	—
USD	29,377,519	KRW	32,800,000,000	HSBC	11/27/2018	614,215	—
USD	58,997,329	KRW	65,600,000,000	HSBC	11/30/2018	1,475,510	—
USD	23,682,589	KRW	26,500,000,000	Citigroup	12/10/2018	440,367	—
USD	3,133,429	KRW	3,520,000,000	Citigroup	1/25/2019	40,201	—
USD	5,221,668	MXN	99,000,000	Citigroup	11/5/2018	350,431	—
USD	2,333,107	MXN	44,600,000	JPMorgan Chase	1/25/2019	168,383	—
USD	5,003,673	MXN	99,000,000	Citigroup	2/5/2019	207,215	—
USD	3,689,129	MYR	15,000,000	Morgan Stanley	11/2/2018	104,472	—
USD	3,598,676	MYR	15,000,000	Barclays Capital	2/4/2019	19,102	—
USD	3,740,957	NOK	31,350,000	Morgan Stanley	12/11/2018	15,366	—
USD	6,564,225	PEN	22,000,000	Deutsche Bank	1/25/2019	60,850	—
USD	4,559,569	RUB	290,000,000	Merrill Lynch	11/2/2018	157,209	—
USD	4,363,166	RUB	290,000,000	Merrill Lynch	2/4/2019	7,701	—
USD	194,080	SEK	1,765,343	Merrill Lynch	11/14/2018	981	—
USD	3,720,820	SEK	32,922,342	Morgan Stanley	11/14/2018	119,652	—
USD	11,082,554	SEK	100,000,000	Nomura Securities	11/20/2018	138,791	—
USD	1,000,517	SEK	9,047,343	Citigroup	12/10/2018	8,400	—
USD	6,932,563	SEK	62,932,484	Goldman Sachs	12/11/2018	30,601	—
USD	7,478,106	SEK	66,318,726	Goldman Sachs	12/14/2018	201,958	—
USD	23,917,167	SEK	215,434,861	Morgan Stanley	12/14/2018	280,767	—
USD	3,902,649	SEK	34,687,685	Merrill Lynch	3/20/2019	62,417	—
USD	2,344,724	SGD	3,202,256	HSBC	11/14/2018	32,295	—
USD	606,725	SGD	833,405	JPMorgan Chase	11/14/2018	4,903	—
USD	221,917	SGD	305,686	Societe Generale	11/14/2018	1,174	—
USD	1,606,593	SGD	2,200,000	HSBC	12/10/2018	17,050	—
USD	979,224	SGD	1,345,000	HSBC	12/11/2018	7,415	—
USD	2,982,466	SGD	4,089,466	Societe Generale	3/20/2019	19,751	—
USD	2,816,030	TRY	17,300,000	Deutsche Bank	1/25/2019	—	(124,280)
20	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	17,004,022	TWD	520,000,000	BNP Paribas SA	12/11/2018	$158,297	—
USD	10,258,242	ZAR	140,000,000	Nomura Securities	11/6/2018	773,100	—
USD	3,181,592	ZAR	46,480,000	Barclays Capital	1/25/2019	65,412	—
USD	9,513,276	ZAR	140,000,000	Citigroup	2/6/2019	142,015	—
ZAR	140,000,000	USD	9,627,155	Citigroup	11/6/2018	—	$(142,013)
						$57,615,402	$(32,831,870)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Barclays Capital	S&P 500 Index	USD	2,910.00	Nov 2018	2,333	2,333	$88,304	$(1)
Barclays Capital	S&P 500 Index	USD	2,675.00	Nov 2018	2,211	2,211	132,218	(162,011)
Barclays Capital	S&P 500 Index	USD	2,697.00	Nov 2018	2,211	2,211	128,238	(135,464)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	3,205.00	Dec 2018	1,006	1,006	67,284	(67,284)
BNP Paribas Securities Corp.	Euro STOXX Banks Price Index	EUR	105.52	Dec 2018	142,121	142,121	703,675	(120,103)
BNP Paribas Securities Corp.	Euro STOXX Banks Price Index	EUR	105.08	Dec 2018	109,246	109,246	566,035	(100,885)
BNP Paribas Securities Corp.	Euro STOXX Banks Price Index	EUR	102.99	Dec 2018	8,965	8,965	44,169	(12,496)
BNP Paribas Securities Corp.	Nikkei 225 Index	JPY	21,850.00	Dec 2018	12,333	12,333	62,356	(62,356)
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,935.00	Nov 2018	2,333	2,333	72,323	—
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,935.00	Nov 2018	2,333	2,333	72,323	—
BNP Paribas Securities Corp.	S&P/ASX 200 Index	AUD	5,825.00	Dec 2018	294	294	14,865	(14,865)
BNP Paribas Securities Corp.	Swiss Market Index	CHF	8,995.00	Dec 2018	138	138	20,143	(20,143)
Deutsche Bank AG	Euro STOXX Banks Price Index	EUR	105.01	Dec 2018	112,925	112,925	585,097	(105,752)
Deutsche Bank AG	KOSPI 200 Index	KRW	266.80	Nov 2018	10,155,556	10,155,556	53,530	(33,383)
Deutsche Bank AG	KOSPI 200 Index	KRW	263.50	Dec 2018	10,155,556	10,155,556	49,874	(49,874)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,400.00	Nov 2018	12,333	12,333	71,229	(91,706)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,285.00	Nov 2018	12,333	12,333	69,948	(102,136)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,150.00	Nov 2018	12,333	12,333	68,928	(114,399)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,500.00	Nov 2018	12,333	12,333	66,261	(88,434)
Deutsche Bank AG	S&P/ASX 200 Index	AUD	6,200.00	Nov 2018	190	190	8,801	—
Goldman Sachs	Euro STOXX 50 Index	EUR	3,400.00	Nov 2018	1,019	1,019	56,786	—
Goldman Sachs	Euro STOXX 50 Index	EUR	3,165.00	Nov 2018	1,006	1,006	76,125	(88,983)
Goldman Sachs	Ibovespa Brasil Index	BRL	84,170.93	Dec 2018	749	749	741,831	(1,102,579)
Goldman Sachs	Ibovespa Brasil Index	BRL	84,684.89	Dec 2018	1,231	1,231	1,024,250	(1,695,539)
Goldman Sachs	Nikkei 225 Index	JPY	24,160.00	Nov 2018	3,223	3,223	11,165	—
Goldman Sachs	Nikkei 225 Index	JPY	24,160.00	Nov 2018	11,277	11,277	40,446	—
Goldman Sachs	S&P 500 Index	USD	2,927.00	Nov 2018	2,333	2,333	68,824	—
Goldman Sachs	S&P 500 Index	USD	2,665.00	Nov 2018	2,211	2,211	145,926	(180,060)
Goldman Sachs	S&P 500 Index	USD	2,665.00	Nov 2018	2,211	2,211	137,966	(184,659)
Goldman Sachs	S&P/ASX 200 Index	AUD	5,780.00	Nov 2018	294	294	17,880	(22,748)
Goldman Sachs	Swiss Market Index	CHF	8,755.00	Nov 2018	138	138	22,732	(44,447)
Merill Lynch	S&P 500 Index	USD	2,715.00	Dec 2018	2,211	2,211	122,711	(122,711)
Merrill Lynch	Euro STOXX 50 Index	EUR	3,390.00	Nov 2018	1,019	1,019	55,324	—
Merrill Lynch	Swiss Market Index	CHF	8,895.92	Dec 2018	2,414	2,414	539,568	(649,116)
Merrill Lynch	Swiss Market Index	CHF	8,881.92	Dec 2018	2,817	2,817	627,654	(783,332)
Merrill Lynch	Swiss Market Index	CHF	8,917.93	Dec 2018	2,817	2,817	611,568	(717,407)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,420.00	Nov 2018	1,019	1,019	52,550	—
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,385.00	Nov 2018	1,019	1,019	63,594	(5)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,145.00	Nov 2018	1,006	1,006	77,874	(100,010)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,110.00	Nov 2018	1,006	1,006	84,885	(130,674)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,140.00	Nov 2018	1,006	1,006	74,384	(106,827)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	21

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Morgan Stanley & Company, Inc.	Ibovespa Brasil Index	BRL	85,493.96	Dec 2018	645	645	$520,791	$(796,253)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	9,095.00	Nov 2018	146	146	14,461	(910)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	9,070.00	Nov 2018	146	146	14,865	(3,239)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	9,120.00	Nov 2018	146	146	15,831	(3,249)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,690.00	Nov 2018	138	138	21,029	(51,113)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,620.00	Nov 2018	138	138	24,053	(59,760)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,790.00	Nov 2018	138	138	21,749	(40,980)
Societe Generale Paris	KOSPI 200 Index	KRW	300.15	Nov 2018	4,066,667	4,066,667	14,644	—
Societe Generale Paris	KOSPI 200 Index	KRW	291.60	Nov 2018	8,133,333	8,133,333	28,434	—
Societe Generale Paris	KOSPI 200 Index	KRW	291.60	Nov 2018	10,166,667	10,166,667	36,448	(1)
Societe Generale Paris	KOSPI 200 Index	KRW	262.70	Nov 2018	10,155,556	10,155,556	58,232	(54,366)
Societe Generale Paris	KOSPI 200 Index	KRW	259.90	Nov 2018	10,155,556	10,155,556	53,378	(71,703)
Societe Generale Paris	KOSPI 200 Index	KRW	262.50	Nov 2018	10,155,556	10,155,556	50,788	(57,848)
Societe Generale Paris	Nikkei 225 Index	JPY	24,290.00	Nov 2018	8,055	8,055	28,271	—
Societe Generale Paris	Nikkei 225 Index	JPY	24,275.00	Nov 2018	4,834	4,834	17,155	—
Societe Generale Paris	Nikkei 225 Index	JPY	24,275.00	Nov 2018	9,666	9,666	35,143	—
Societe Generale Paris	Nikkei 225 Index	JPY	23,930.00	Nov 2018	1,611	1,611	6,367	—
Societe Generale Paris	Nikkei 225 Index	JPY	23,930.00	Nov 2018	12,889	12,889	52,188	(1)
Societe Generale Paris	S&P/ASX 200 Index	AUD	6,125.00	Nov 2018	115	115	6,118	—
Societe Generale Paris	S&P/ASX 200 Index	AUD	6,125.00	Nov 2018	228	228	12,622	—
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,660.00	Nov 2018	294	294	23,318	(38,803)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,690.00	Nov 2018	294	294	20,858	(34,465)
Societe Generale Paris	Swiss Market Index	CHF	9,150.00	Nov 2018	146	146	15,112	(1,521)
UBS AG	KOSPI 200 Index	KRW	296.50	Nov 2018	6,100,000	6,100,000	22,088	—
UBS AG	KOSPI 200 Index	KRW	296.50	Nov 2018	10,166,667	10,166,667	37,676	—
UBS AG	KOSPI 200 Index	KRW	296.50	Nov 2018	2,033,334	2,033,334	7,732	—
UBS AG	S&P/ASX 200 Index	AUD	6,150.00	Nov 2018	77	77	3,864	—
UBS AG	S&P/ASX 200 Index	AUD	6,150.00	Nov 2018	266	266	13,728	(1)
UBS AG	S&P/ASX 200 Index	AUD	6,180.00	Nov 2018	38	38	1,936	—
UBS AG	S&P/ASX 200 Index	AUD	6,180.00	Nov 2018	305	305	16,080	(3)
UBS AG	S&P/ASX 200 Index	AUD	5,720.00	Nov 2018	294	294	17,384	(30,404)
							$8,811,987	$(8,455,009)
Exchange-traded	S&P 500 Index	USD	2,915.00	Dec 2018	47	4,700	288,489	(27,025)
Exchange-traded	S&P 500 Index	USD	2,940.00	Dec 2018	37	3,700	214,898	(14,060)
							$503,387	$(41,085)
Puts
Barclays Capital	S&P 500 Index	USD	2,910.00	Nov 2018	2,333	2,333	$76,522	$(462,313)
Barclays Capital	S&P 500 Index	USD	2,675.00	Nov 2018	2,211	2,211	139,293	(82,050)
Barclays Capital	S&P 500 Index	USD	2,697.00	Nov 2018	2,211	2,211	128,791	(103,879)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	3,205.00	Dec 2018	1,006	1,006	72,981	(72,981)
BNP Paribas Securities Corp.	Euro STOXX Banks Price Index	EUR	102.30	Dec 2018	111,958	111,958	551,594	(891,488)
BNP Paribas Securities Corp.	Nikkei 225 Index	JPY	21,850.00	Dec 2018	12,333	12,333	65,581	(65,581)
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,935.00	Nov 2018	2,333	2,333	60,833	(519,642)
BNP Paribas Securities Corp.	S&P 500 Index	USD	2,935.00	Nov 2018	2,333	2,333	69,121	(520,457)
BNP Paribas Securities Corp.	S&P/ASX 200 Index	AUD	5,825.00	Dec 2018	294	294	22,902	(22,902)
BNP Paribas Securities Corp.	Swiss Market Index	CHF	8,995.00	Dec 2018	138	138	21,512	(21,512)
Deutsche Bank AG	KOSPI 200 Index	KRW	266.80	Nov 2018	10,155,556	10,155,556	51,296	(55,397)
Deutsche Bank AG	KOSPI 200 Index	KRW	263.50	Dec 2018	10,155,556	10,155,556	48,625	(48,625)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,400.00	Nov 2018	12,333	12,333	71,886	(35,287)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,285.00	Nov 2018	12,333	12,333	69,948	(33,174)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,150.00	Nov 2018	12,333	12,333	68,489	(30,731)
Deutsche Bank AG	Nikkei 225 Index	JPY	21,500.00	Nov 2018	12,333	12,333	64,951	(43,058)
22	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Deutsche Bank AG	S&P/ASX 200 Index	AUD	6,200.00	Nov 2018	190	190	$8,927	$(49,604)
Goldman Sachs	Euro STOXX 50 Index	EUR	3,400.00	Nov 2018	1,019	1,019	61,245	(234,688)
Goldman Sachs	Euro STOXX 50 Index	EUR	3,165.00	Nov 2018	1,006	1,006	80,462	(55,158)
Goldman Sachs	Nikkei 225 Index	JPY	24,160.00	Nov 2018	3,223	3,223	11,361	(63,980)
Goldman Sachs	Nikkei 225 Index	JPY	24,160.00	Nov 2018	11,277	11,277	40,939	(223,872)
Goldman Sachs	S&P 500 Index	USD	2,927.00	Nov 2018	2,333	2,333	70,923	(501,132)
Goldman Sachs	S&P 500 Index	USD	2,665.00	Nov 2018	2,211	2,211	147,253	(77,645)
Goldman Sachs	S&P 500 Index	USD	2,665.00	Nov 2018	2,211	2,211	141,504	(82,742)
Goldman Sachs	S&P/ASX 200 Index	AUD	5,780.00	Nov 2018	294	294	24,448	(17,662)
Goldman Sachs	Swiss Market Index	CHF	8,755.00	Nov 2018	138	138	23,972	(8,856)
Merill Lynch	S&P 500 Index	USD	2,715.00	Dec 2018	2,211	2,211	132,660	(132,660)
Merrill Lynch	Euro STOXX 50 Index	EUR	3,390.00	Nov 2018	1,019	1,019	66,035	(223,110)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,420.00	Nov 2018	1,019	1,019	59,889	(257,705)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,385.00	Nov 2018	1,019	1,019	67,349	(218,047)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,145.00	Nov 2018	1,006	1,006	81,696	(42,268)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,110.00	Nov 2018	1,006	1,006	88,663	(33,977)
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	3,140.00	Nov 2018	1,006	1,006	85,397	(44,408)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	9,095.00	Nov 2018	146	146	16,379	(11,590)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	9,070.00	Nov 2018	146	146	16,912	(10,334)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	9,120.00	Nov 2018	146	146	18,485	(17,674)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,690.00	Nov 2018	138	138	23,213	(6,536)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,620.00	Nov 2018	138	138	26,034	(5,619)
Morgan Stanley & Company, Inc.	Swiss Market Index	CHF	8,790.00	Nov 2018	138	138	23,864	(10,299)
Societe Generale Paris	Euro STOXX Banks Price Index	EUR	105.00	Dec 2018	261,299	261,299	1,308,797	(2,710,300)
Societe Generale Paris	KOSPI 200 Index	KRW	300.15	Nov 2018	4,066,667	4,066,667	12,115	(128,825)
Societe Generale Paris	KOSPI 200 Index	KRW	291.60	Nov 2018	8,133,333	8,133,333	27,718	(196,444)
Societe Generale Paris	KOSPI 200 Index	KRW	291.60	Nov 2018	10,166,667	10,166,667	35,543	(245,437)
Societe Generale Paris	KOSPI 200 Index	KRW	262.70	Nov 2018	10,155,556	10,155,556	48,919	(39,771)
Societe Generale Paris	KOSPI 200 Index	KRW	259.90	Nov 2018	10,155,556	10,155,556	53,378	(32,075)
Societe Generale Paris	KOSPI 200 Index	KRW	262.50	Nov 2018	10,155,556	10,155,556	52,961	(41,078)
Societe Generale Paris	Nikkei 225 Index	JPY	24,290.00	Nov 2018	8,055	8,055	28,977	(169,175)
Societe Generale Paris	Nikkei 225 Index	JPY	24,275.00	Nov 2018	4,834	4,834	17,362	(100,884)
Societe Generale Paris	Nikkei 225 Index	JPY	24,275.00	Nov 2018	9,666	9,666	35,611	(201,734)
Societe Generale Paris	Nikkei 225 Index	JPY	23,930.00	Nov 2018	1,611	1,611	5,823	(28,697)
Societe Generale Paris	Nikkei 225 Index	JPY	23,930.00	Nov 2018	12,889	12,889	47,320	(229,611)
Societe Generale Paris	S&P/ASX 200 Index	AUD	6,125.00	Nov 2018	115	115	5,108	(23,917)
Societe Generale Paris	S&P/ASX 200 Index	AUD	6,125.00	Nov 2018	228	228	10,327	(47,367)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,660.00	Nov 2018	294	294	25,073	(9,081)
Societe Generale Paris	S&P/ASX 200 Index	AUD	5,690.00	Nov 2018	294	294	25,853	(10,917)
Societe Generale Paris	Swiss Market Index	CHF	9,150.00	Nov 2018	146	146	15,863	(20,255)
UBS AG	KOSPI 200 Index	KRW	296.50	Nov 2018	6,100,000	6,100,000	18,908	(173,702)
UBS AG	KOSPI 200 Index	KRW	296.50	Nov 2018	10,166,667	10,166,667	32,277	(289,382)
UBS AG	KOSPI 200 Index	KRW	296.50	Nov 2018	2,033,334	2,033,334	6,588	(57,852)
UBS AG	S&P/ASX 200 Index	AUD	6,150.00	Nov 2018	77	77	3,371	(17,359)
UBS AG	S&P/ASX 200 Index	AUD	6,150.00	Nov 2018	266	266	11,834	(59,909)
UBS AG	S&P/ASX 200 Index	AUD	6,180.00	Nov 2018	38	38	1,560	(9,365)
UBS AG	S&P/ASX 200 Index	AUD	6,180.00	Nov 2018	305	305	12,842	(75,101)
UBS AG	S&P/ASX 200 Index	AUD	5,720.00	Nov 2018	294	294	24,986	(13,029)
							$4,771,049	$(10,269,910)
Exchange-traded	NASDAQ 100 Stock Index	USD	7,575.00	Dec 2018	38	3,800	930,727	(2,458,790)
Exchange-traded	NASDAQ 100 Stock Index	USD	7,600.00	Dec 2018	36	3,600	971,930	(2,405,880)
Exchange-traded	NASDAQ 100 Stock Index	USD	7,625.00	Dec 2018	18	1,800	417,925	(1,244,340)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	23

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	NASDAQ 100 Stock Index	USD	7,700.00	Dec 2018	13	1,300	$302,875	$(984,295)
Exchange-traded	S&P 500 Index	USD	2,925.00	Dec 2018	401	40,100	2,465,374	(8,741,800)
Exchange-traded	S&P 500 Index	USD	2,910.00	Dec 2018	120	12,000	758,168	(2,452,800)
Exchange-traded	S&P 500 Index	USD	2,930.00	Dec 2018	131	13,100	783,127	(2,916,060)
Exchange-traded	S&P 500 Index	USD	2,655.00	Dec 2018	200	20,000	1,625,620	(1,058,000)
Exchange-traded	S&P 500 Index	USD	2,900.00	Jun 2019	522	52,200	6,797,140	(12,170,430)
Exchange-traded	S&P 500 Index	USD	2,875.00	Jun 2019	173	17,300	2,291,915	(3,780,050)
Exchange-traded	S&P 500 Index	USD	2,925.00	Jun 2019	130	13,000	1,559,749	(3,233,100)
Exchange-traded	S&P 500 Index	USD	2,900.00	Dec 2019	111	11,100	1,786,885	(2,944,830)
Exchange-traded	S&P 500 Index	USD	2,925.00	Dec 2019	182	18,200	2,930,728	(5,071,430)
							$23,622,163	$(49,461,805)
							$37,708,586	$(68,227,809)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank AG	2,535,000,000	CLP	CLICP	Fixed 4.020%	Semi-Annual	Semi-Annual	Sep 2027	—	$(77,405)	$(77,405)
Goldman Sachs	2,614,000,000	CLP	CLICP	Fixed 4.030%	Semi-Annual	Semi-Annual	Sep 2027	—	(76,734)	(76,734)
Goldman Sachs	3,601,000,000	CLP	CLICP	Fixed 4.038%	Semi-Annual	Semi-Annual	Sep 2027	—	(103,088)	(103,088)
								—	$(257,227)	$(257,227)
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.879%	Semi-Annual	Semi-Annual	Oct 2019	—	(988,469)	(988,469)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.840%	Semi-Annual	Semi-Annual	Oct 2019	—	(710,030)	(710,030)
Centrally cleared	1,356,000,000	SEK	Fixed -0.213%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	(51,160)	(51,160)
Centrally cleared	904,000,000	SEK	Fixed -0.220%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	(27,355)	(27,355)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.830%	Semi-Annual	Semi-Annual	Oct 2019	—	(370,524)	(370,524)
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 month STIBOR	Annual	Quarterly	Oct 2019	—	(8,025)	(8,025)
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.775%	Semi-Annual	Semi-Annual	Nov 2019	—	(1,288,938)	(1,288,938)
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.800%	Semi-Annual	Semi-Annual	Nov 2019	—	(819,583)	(819,583)
Centrally cleared	1,356,000,000	SEK	Fixed -0.247%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	263,233	263,233
Centrally cleared	144,800,000	CAD	3 month CDOR	Fixed 1.795%	Semi-Annual	Semi-Annual	Nov 2019	—	(826,626)	(826,626)
Centrally cleared	904,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	173,176	173,176
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.775%	Semi-Annual	Semi-Annual	Nov 2019	—	(1,301,680)	(1,301,680)
Centrally cleared	904,000,000	SEK	Fixed -0.257%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	198,816	198,816
Centrally cleared	1,356,000,000	SEK	Fixed -0.249%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	280,818	280,818
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.780%	Semi-Annual	Semi-Annual	Nov 2019	—	(437,275)	(437,275)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.800%	Semi-Annual	Semi-Annual	Nov 2019	—	(420,920)	(420,920)
Centrally cleared	452,000,000	SEK	Fixed -0.234%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	80,271	80,271
Centrally cleared	217,200,000	CAD	3 month CDOR	Fixed 1.810%	Semi-Annual	Semi-Annual	Nov 2019	—	(1,162,578)	(1,162,578)
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	68,711	68,711
Centrally cleared	1,356,000,000	SEK	Fixed -0.255%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	308,786	308,786
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.760%	Semi-Annual	Semi-Annual	Nov 2019	—	(476,270)	(476,270)
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.763%	Semi-Annual	Semi-Annual	Nov 2019	—	(475,516)	(475,516)
Centrally cleared	452,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Nov 2019	—	102,346	102,346
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.835%	Semi-Annual	Semi-Annual	Dec 2019	—	(421,736)	(421,736)
Centrally cleared	452,000,000	SEK	Fixed -0.236%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	96,234	96,234
Centrally cleared	72,400,000	CAD	3 month CDOR	Fixed 1.871%	Semi-Annual	Semi-Annual	Dec 2019	—	(394,737)	(394,737)
Centrally cleared	452,000,000	SEK	Fixed -0.212%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	72,628	72,628
Centrally cleared	452,000,000	SEK	Fixed -0.223%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	84,208	84,208
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.403%	Semi-Annual	Semi-Annual	Aug 2020	—	(314,812)	(314,812)
24	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.430%	Semi-Annual	Semi-Annual	Aug 2020	—	$(273,253)	$(273,253)
Centrally cleared	807,000,000	SEK	Fixed -0.128%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	87,964	87,964
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.420%	Semi-Annual	Semi-Annual	Aug 2020	—	(295,007)	(295,007)
Centrally cleared	807,000,000	SEK	Fixed -0.123%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	81,783	81,783
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.422%	Semi-Annual	Semi-Annual	Aug 2020	—	(294,515)	(294,515)
Centrally cleared	111,400,000	CAD	3 month CDOR	Fixed 2.407%	Semi-Annual	Semi-Annual	Aug 2020	—	(324,364)	(324,364)
Centrally cleared	807,000,000	SEK	Fixed -0.116%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	138,163	138,163
Centrally cleared	807,000,000	SEK	Fixed -0.105%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	118,662	118,662
Centrally cleared	807,000,000	SEK	Fixed -0.108%	3 month STIBOR	Annual	Quarterly	Aug 2020	—	125,327	125,327
Centrally cleared	160,380,000	CAD	3 month CDOR	Fixed 2.550%	Semi-Annual	Semi-Annual	Jun 2021	—	(695,088)	(695,088)
Centrally cleared	16,038,000	CAD	Fixed 2.550%	3 month CDOR	Semi-Annual	Semi-Annual	Jun 2021	$55,943	13,566	69,509
Centrally cleared	48,114,000	CAD	Fixed 2.550%	3 month CDOR	Semi-Annual	Semi-Annual	Jun 2021	210,963	(210,963)	—
Centrally cleared	48,114,000	CAD	Fixed 2.550%	3 month CDOR	Semi-Annual	Semi-Annual	Jun 2021	167,830	40,696	208,526
Centrally cleared	160,380,000	CAD	3 month CDOR	Fixed 2.520%	Semi-Annual	Semi-Annual	Jun 2021	—	(765,224)	(765,224)
Centrally cleared	16,038,000	CAD	Fixed 2.520%	3 month CDOR	Semi-Annual	Semi-Annual	Jun 2021	62,971	13,551	76,522
Centrally cleared	48,114,000	CAD	Fixed 2.520%	3 month CDOR	Semi-Annual	Semi-Annual	Jun 2021	231,989	(231,989)	—
Centrally cleared	48,114,000	CAD	Fixed 2.520%	3 month CDOR	Semi-Annual	Semi-Annual	Jun 2021	188,912	40,655	229,567
Centrally cleared	26,040,000	AUD	6 month BBSW	Fixed 2.456%	Semi-Annual	Semi-Annual	Jun 2021	—	71,179	71,179
Centrally cleared	69,882,100	CAD	3 month CDOR	Fixed 2.510%	Semi-Annual	Semi-Annual	Jul 2021	—	(348,038)	(348,038)
Centrally cleared	6,988,210	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	29,053	5,751	34,804
Centrally cleared	20,964,630	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	106,130	(106,130)	—
Centrally cleared	20,964,630	CAD	Fixed 2.510%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	87,159	17,252	104,411
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.504%	Semi-Annual	Semi-Annual	Jul 2021	—	(607,656)	(607,656)
Centrally cleared	11,991,980	CAD	Fixed 2.504%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	50,943	9,823	60,766
Centrally cleared	35,975,940	CAD	Fixed 2.504%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	185,313	(185,313)	—
Centrally cleared	35,975,940	CAD	Fixed 2.504%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	152,830	29,467	182,297
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.503%	Semi-Annual	Semi-Annual	Jul 2021	—	(610,389)	(610,389)
Centrally cleared	6,460,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	27,615	5,266	32,881
Centrally cleared	19,380,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	100,378	(100,378)	—
Centrally cleared	19,380,000	CAD	Fixed 2.503%	3 month CDOR	Semi-Annual	Semi-Annual	Jul 2021	82,846	15,798	98,644
Centrally cleared	239,839,350	CAD	3 month CDOR	Fixed 2.510%	Semi-Annual	Semi-Annual	Jul 2021	—	(1,195,526)	(1,195,526)
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.503%	Semi-Annual	Semi-Annual	Jul 2021	—	(613,140)	(613,140)
Centrally cleared	59,959,900	CAD	3 month CDOR	Fixed 2.520%	Semi-Annual	Semi-Annual	Jul 2021	—	(290,975)	(290,975)
Centrally cleared	70,924,000	CAD	3 month CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jul 2021	—	(364,638)	(364,638)
Centrally cleared	119,919,800	CAD	3 month CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jul 2021	—	(620,081)	(620,081)
Centrally cleared	53,200,000	CAD	3 month CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jul 2021	—	(275,293)	(275,293)
Centrally cleared	258,000,000	CAD	3 month CDOR	Fixed 2.609%	Semi-Annual	Semi-Annual	Jul 2021	—	(928,953)	(928,953)
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.620%	Semi-Annual	Semi-Annual	Jul 2021	—	(667,494)	(667,494)
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.639%	Semi-Annual	Semi-Annual	Jul 2021	—	(613,829)	(613,829)
Centrally cleared	129,000,000	CAD	3 month CDOR	Fixed 2.615%	Semi-Annual	Semi-Annual	Jul 2021	—	(454,432)	(454,432)
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.662%	Semi-Annual	Semi-Annual	Aug 2021	—	(554,447)	(554,447)
Centrally cleared	129,000,000	CAD	3 month CDOR	Fixed 2.653%	Semi-Annual	Semi-Annual	Aug 2021	—	(385,163)	(385,163)
Centrally cleared	193,500,000	CAD	3 month CDOR	Fixed 2.666%	Semi-Annual	Semi-Annual	Aug 2021	—	(544,334)	(544,334)
Centrally cleared	295,000,000	AUD	6 month BBSW	Fixed 2.766%	Semi-Annual	Semi-Annual	Sep 2021	—	1,872,952	1,872,952
Centrally cleared	146,000,000	AUD	6 month BBSW	Fixed 2.725%	Semi-Annual	Semi-Annual	Oct 2021	—	822,911	822,911
Centrally cleared	195,390,000	AUD	6 month BBSW	Fixed 2.400%	Semi-Annual	Semi-Annual	Nov 2021	—	181,743	181,743
Centrally cleared	194,192,109	AUD	6 month BBSW	Fixed 2.386%	Semi-Annual	Semi-Annual	Dec 2021	—	139,690	139,690
Centrally cleared	116,649,891	AUD	6 month BBSW	Fixed 2.409%	Semi-Annual	Semi-Annual	Dec 2021	—	120,530	120,530
Centrally cleared	38,768,000	AUD	6 month BBSW	Fixed 2.446%	Semi-Annual	Semi-Annual	Dec 2021	—	58,937	58,937
Centrally cleared	55,443,618	CZK	Fixed 1.547%	6 month PRIBOR	Annual	Semi-Annual	Oct 2022	—	93,180	93,180
Centrally cleared	111,556,382	CZK	Fixed 1.550%	6 month PRIBOR	Annual	Semi-Annual	Oct 2022	—	188,169	188,169
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	25

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	650,000,000	INR	1 day MIBOR	Fixed 7.253%	Semi-Annual	Semi-Annual	Oct 2023	—	$1,821	$1,821
Centrally cleared	164,000,000	CZK	Fixed 1.020%	6 month PRIBOR	Annual	Semi-Annual	Jun 2024	—	583,789	583,789
Centrally cleared	42,000,000	CAD	Fixed 2.357%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	1,353,136	1,353,136
Centrally cleared	28,000,000	CAD	Fixed 2.325%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	958,412	958,412
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.190%	Annual	Quarterly	Oct 2027	—	107,836	107,836
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.158%	Annual	Quarterly	Oct 2027	—	15,844	15,844
Centrally cleared	14,000,000	CAD	Fixed 2.356%	3 month CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	454,490	454,490
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.212%	Annual	Quarterly	Oct 2027	—	48,524	48,524
Centrally cleared	42,000,000	CAD	Fixed 2.288%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	1,472,791	1,472,791
Centrally cleared	28,000,000	CAD	Fixed 2.301%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	959,591	959,591
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.166%	Annual	Quarterly	Nov 2027	—	366,900	366,900
Centrally cleared	28,000,000	CAD	Fixed 2.280%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	1,000,074	1,000,074
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.156%	Annual	Quarterly	Nov 2027	—	225,661	225,661
Centrally cleared	42,000,000	CAD	Fixed 2.257%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	1,562,675	1,562,675
Centrally cleared	171,200,000	SEK	3 month STIBOR	Fixed 1.130%	Annual	Quarterly	Nov 2027	—	176,841	176,841
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.133%	Annual	Quarterly	Nov 2027	—	273,456	273,456
Centrally cleared	14,000,000	CAD	Fixed 2.266%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	513,446	513,446
Centrally cleared	14,000,000	CAD	Fixed 2.297%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	485,614	485,614
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.154%	Annual	Quarterly	Nov 2027	—	106,751	106,751
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.175%	Annual	Quarterly	Nov 2027	—	125,407	125,407
Centrally cleared	42,000,000	CAD	Fixed 2.312%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	1,403,340	1,403,340
Centrally cleared	256,800,000	SEK	3 month STIBOR	Fixed 1.152%	Annual	Quarterly	Nov 2027	—	311,370	311,370
Centrally cleared	14,000,000	CAD	Fixed 2.195%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	584,092	584,092
Centrally cleared	14,000,000	CAD	Fixed 2.209%	3 month CDOR	Semi-Annual	Semi-Annual	Nov 2027	—	571,882	571,882
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.090%	Annual	Quarterly	Nov 2027	—	39,110	39,110
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	55,703	55,703
Centrally cleared	14,000,000	CAD	Fixed 2.268%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	519,318	519,318
Centrally cleared	14,000,000	CAD	Fixed 2.285%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	504,779	504,779
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	53,483	53,483
Centrally cleared	85,600,000	SEK	3 month STIBOR	Fixed 1.110%	Annual	Quarterly	Dec 2027	—	53,042	53,042
								$1,740,875	$(2,141,426)	$(400,551)
								$1,740,875	$(2,398,653)	$(657,778)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	86,000,000	USD	$ 86,000,000	5.000%	Quarterly	Dec 2023	$ (5,912,782)	$ 844,464	$ (5,068,318)
				$86,000,000				$(5,912,782)	$844,464	$(5,068,318)

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.15%	Quarterly	USD	18,231,993	May 2019	Goldman Sachs	—	$(3,857,732)	$(3,857,732)
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.15%	Quarterly	USD	18,521,083	May 2019	Goldman Sachs	—	(3,918,901)	(3,918,901)
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.15%	Quarterly	USD	18,521,083	May 2019	Goldman Sachs	—	(3,918,901)	(3,918,901)
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.35%	Quarterly	USD	19,284,392	Dec 2018	Morgan Stanley & Company, Inc.	—	(5,230,934)	(5,230,934)
26	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Ibovespa Brasil Index	3 Month USD LIBOR + 0.35%	Quarterly	USD	31,520,722	Dec 2018	Morgan Stanley & Company, Inc.	—	$(7,958,851)	$(7,958,851)
								—	$(24,885,319)	$(24,885,319)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Variance swaps
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas Securities Corp.	KOSPI 200 Index	KRW	44,800,000	$ 42,030	Receive	21.900%	At maturity	Dec 2018	—	$(222,363)	$(222,363)
BNP Paribas Securities Corp.	S&P 500 Index	USD	42,000	42,000	Pay	21.600%	At maturity	Dec 2018	—	235,840	235,840
BNP Paribas Securities Corp.	S&P 500 Index	USD	84,600	84,600	Pay	20.200%	At maturity	Dec 2018	—	411,891	411,891
BNP Paribas Securities Corp.	Hang Seng Index	HKD	665,000	84,731	Receive	27.700%	At maturity	Dec 2018	—	(464,064)	(464,064)
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	41,500	50,815	Receive	21.700%	At maturity	Dec 2019	—	(177,238)	(177,238)
BNP Paribas Securities Corp.	S&P 500 Index	USD	50,700	50,700	Pay	20.200%	At maturity	Dec 2019	—	84,792	84,792
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	54,500	66,733	Receive	22.500%	At maturity	Dec 2019	—	(273,279)	(273,279)
BNP Paribas Securities Corp.	S&P 500 Index	USD	68,400	68,400	Pay	20.750%	At maturity	Dec 2019	—	147,262	147,262
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,100	102,517	Receive	21.650%	At maturity	Dec 2019	—	(348,677)	(348,677)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	19.700%	At maturity	Dec 2019	—	123,914	123,914
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	83,500	102,926	Receive	21.700%	At maturity	Dec 2019	—	(351,423)	(351,423)
BNP Paribas Securities Corp.	S&P 500 Index	USD	103,000	103,000	Pay	19.800%	At maturity	Dec 2019	—	129,961	129,961
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	84,800	104,579	Receive	22.700%	At maturity	Dec 2019	—	(435,271)	(435,271)
BNP Paribas Securities Corp.	S&P 500 Index	USD	105,000	105,000	Pay	21.000%	At maturity	Dec 2019	—	244,257	244,257
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	127,000	156,298	Receive	21.400%	At maturity	Dec 2019	—	(490,503)	(490,503)
BNP Paribas Securities Corp.	S&P 500 Index	USD	156,000	156,000	Pay	19.300%	At maturity	Dec 2019	—	122,063	122,063
BNP Paribas Securities Corp.	Euro STOXX 50 Index	EUR	79,900	98,836	Receive	21.600%	At maturity	Dec 2019	—	(320,652)	(320,652)
BNP Paribas Securities Corp.	S&P 500 Index	USD	99,600	99,600	Pay	19.500%	At maturity	Dec 2019	—	91,701	91,701
Deutsche Bank AG	S&P 500 Index	USD	83,800	83,800	Pay	19.050%	At maturity	Dec 2018	—	260,494	260,494
Deutsche Bank AG	Hang Seng Index	HKD	656,000	83,645	Receive	25.800%	At maturity	Dec 2018	—	(323,646)	(323,646)
JPMorgan Chase Bank	S&P 500 Index	USD	84,000	84,000	Pay	19.470%	At maturity	Dec 2018	—	284,946	284,946
JPMorgan Chase Bank	S&P 500 Index	USD	82,600	82,600	Pay	21.080%	At maturity	Dec 2018	—	425,860	425,860
JPMorgan Chase Bank	Hang Seng Index	HKD	659,000	84,000	Receive	26.530%	At maturity	Dec 2018	—	(370,068)	(370,068)
JPMorgan Chase Bank	Hang Seng Index	HKD	647,000	82,463	Receive	27.870%	At maturity	Dec 2018	—	(455,953)	(455,953)
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	82,400	100,825	Receive	22.900%	At maturity	Dec 2019	—	(444,406)	(444,406)
JPMorgan Chase Bank	S&P 500 Index	USD	101,000	101,000	Pay	21.500%	At maturity	Dec 2019	—	282,886	282,886
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	83,300	101,926	Receive	23.200%	At maturity	Dec 2019	—	(471,740)	(471,740)
JPMorgan Chase Bank	S&P 500 Index	USD	102,000	102,000	Pay	21.700%	At maturity	Dec 2019	—	302,691	302,691
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	83,400	102,503	Receive	23.150%	At maturity	Dec 2019	—	(468,977)	(468,977)
JPMorgan Chase Bank	S&P 500 Index	USD	102,000	102,000	Pay	21.500%	At maturity	Dec 2019	—	286,388	286,388
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	41,700	51,251	Receive	23.050%	At maturity	Dec 2019	—	(230,745)	(230,745)
JPMorgan Chase Bank	S&P 500 Index	USD	51,400	51,400	Pay	21.500%	At maturity	Dec 2019	—	144,317	144,317
JPMorgan Chase Bank	Euro STOXX 50 Index	EUR	168,000	207,261	Receive	22.900%	At maturity	Dec 2019	—	(892,011)	(892,011)
JPMorgan Chase Bank	S&P 500 Index	USD	207,000	207,000	Pay	20.900%	At maturity	Dec 2019	—	463,386	463,386
Morgan Stanley & Company, Inc.	Euro STOXX 50 Index	EUR	65,900	81,067	Receive	21.500%	At maturity	Dec 2019	—	(257,407)	(257,407)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	81,500	81,500	Pay	19.400%	At maturity	Dec 2019	—	65,969	65,969
UBS AG	KOSPI 200 Index	KRW	178,000,000	167,058	Receive	19.350%	At maturity	Dec 2018	—	(537,400)	(537,400)
UBS AG	KOSPI 200 Index	KRW	89,800,000	84,031	Receive	19.500%	At maturity	Dec 2018	—	(275,033)	(275,033)
UBS AG	KOSPI 200 Index	KRW	88,200,000	82,407	Receive	21.000%	At maturity	Dec 2018	—	(383,779)	(383,779)
UBS AG	S&P 500 Index	USD	167,000	167,000	Pay	19.200%	At maturity	Dec 2018	—	539,152	539,152
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND	27

Variance swaps (continued)
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
UBS AG	S&P 500 Index	USD	83,800	$ 83,800	Pay	19.450%	At maturity	Dec 2018	—	$ 285,535	$ 285,535
UBS AG	S&P 500 Index	USD	80,800	80,800	Pay	21.000%	At maturity	Dec 2018	—	395,747	395,747
UBS AG	S&P 500 Index	USD	83,500	83,500	Pay	21.310%	At maturity	Dec 2018	—	448,375	448,375
UBS AG	S&P 500 Index	USD	82,700	82,700	Pay	20.410%	At maturity	Dec 2018	—	390,055	390,055
UBS AG	Hang Seng Index	HKD	654,000	83,357	Receive	28.440%	At maturity	Dec 2018	—	(501,585)	(501,585)
UBS AG	Hang Seng Index	HKD	653,000	83,208	Receive	28.600%	At maturity	Dec 2018	—	(514,453)	(514,453)
UBS AG	KOSPI 200 Index	KRW	179,000,000	167,697	Receive	19.450%	At maturity	Dec 2019	—	(273,548)	(273,548)
UBS AG	S&P 500 Index	USD	168,000	168,000	Pay	19.250%	At maturity	Dec 2019	—	118,248	118,248
				$4,745,564					—	$(3,198,491)	$(3,198,491)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
28	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m ET., or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018 by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$338,282,733	—	$338,282,733	—
Foreign government obligations	571,053,380	—	571,053,380	—
Corporate bonds	160,184,746	—	160,184,746	—
Convertible bonds	214,370	—	214,370	—
Common stocks	897,082,110	$258,241,311	638,117,428	$723,371
Purchased options	81,076,874	67,051,048	14,025,826	—
Rights	51,791	51,791	—	—
Short-term investments	782,119,415	107,371,849	674,747,566	—
Total investments in securities	$2,830,065,419	$432,715,999	$2,396,626,049	$723,371
Derivatives:
Assets
Futures	$37,366,667	$37,184,856	$181,811	—

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	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	57,615,402	—	57,615,402	—
Swap contracts	28,103,252	—	28,103,252	—
Liabilities
Futures	(14,571,406)	(14,571,406)	—	—
Forward foreign currency contracts	(32,831,870)	—	(32,831,870)	—
Written options	(68,227,809)	(49,502,890)	(18,724,919)	—
Swap contracts	(61,913,158)	—	(61,913,158)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and foreign bond markets, and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2018, the fund used purchased options to maintain diversity of the fund.

During the period ended October 31, 2018, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).

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Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2018, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to treasuries markets.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended October 31, 2018, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the year ended October 31, 2018, the fund used variance swaps to maintain diversity of the fund and manage against volatility and anticipated changes in securities markets.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q1	10/18
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		12/18

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: December 18, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2018